UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-06625

THE PAYDEN & RYGEL INVESTMENT GROUP

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900

Date of fiscal YEAR end: October 31

Date of reporting period: July 31, 2012

Payden Cash Reserves Money Market Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (Cost-$80,134) (14%)
12,000,000	Ally Financial Inc., 0.46%, 12/19/12	$12,006
13,000,000	Ally Financial Inc., 2.20%, 12/19/12	13,100
8,070,000	Citibank NA, 1.75%, 12/28/12	8,121
6,223,000	Citigroup Funding, 2.25%, 12/10/12	6,269
12,500,000	General Electric Capital Corp., 2.00%, 9/28/12	12,536
5,145,000	General Electric Capital Corp., 2.125%, 12/21/12	5,184
7,500,000	General Electric Capital Corp., 2.625%, 12/28/12	7,574
15,225,000	JPMorgan Chase & Co., 2.125%, 12/26/12	15,344

		80,134

NCUA Guaranteed (Cost-$10,459) (2%)
7,945,000	U.S. Central Federal Credit Union, 1.90%, 10/19/12	7,974
2,475,000	West Corp. Federal Credit Union, 1.75%, 11/2/12	2,485

		10,459

U.S. Government Agency (Cost-$184,469) (32%)
15,000,000	FFCB, 0.26%, 9/7/12	15,001
25,000,000	FFCB, 0.29%, 4/26/13	25,033
11,300,000	FFCB, 0.30%, 6/26/13	11,311
12,500,000	FHLB Disc Note, 0.125%, 9/12/12	12,498
10,000,000	FHLB, 0.25%, 12/24/12	10,002
5,000,000	FHLB, 0.27%, 1/3/14	5,000
8,000,000	FHLB, 0.30%, 6/14/13	8,000
8,100,000	FHLMC Disc Note, 0.175%, 1/3/13	8,094
12,000,000	FHLMC, 0.18%, 11/2/12	11,998
10,000,000	FHLMC, 1.10%, 12/27/12	10,038
12,500,000	FNMA Disc Note, 0.12%, 9/5/12	12,499
20,000,000	FNMA Disc Note, 0.16%, 1/23/13	19,984
35,000,000	FNMA, 0.27%, 12/28/12	35,011

		184,469

U.S. Treasury (Cost-$25,055) (4%)
25,000,000	U.S. Treasury Note, 0.625%, 1/31/13	25,055
Investment Company (Cost-$23,017) (4%)
23,016,568	Dreyfus Treasury Cash Management Fund	23,017
Repurchase Agreement (Cost-$255,000) (44%)
60,000,000	Deutsche Bank Tri Party, 0.19%, 8/1/12 (a)	60,000
60,000,000	Goldman Sachs Tri Party, 0.12%, 8/3/12 (b)	60,000
75,000,000	RBC Capital Tri Party, 0.17%, 8/1/12 (c)	75,000
60,000,000	UBS Warburg Tri Party, 0.15%, 8/6/12 (d)	60,000

		255,000

Total (Cost-$578,134) (100%)		578,134
Other Assets, net of Liabilities (0%)		228

Net Assets (100%)		$578,362

(a) The repurchase agreement dated 7/25/2012 is collateralized by the following securities:

Deutsche Bank Tri Party

60,476,928	FNMA, 3.00%, May 42	$62,739
157,765	FNMA, 4.50%, Sep 40	112
398,460	FNMA, 5.00%, May 40	149

		$63,000

(b) The repurchase agreement dated 7/27/2012 is collateralized by the following securities:

Goldman Sachs Tri Party

56,033,000	U.S. Treasury Note, 0.125%, Apr 16	$61,200

(c) The repurchase agreement dated 7/31/2012 is collateralized by the following security:

RBC Capital Tri Party

22,050,772	FNMA, 2.50%, Jul 27	$23,020
59,506,678	GNMA, 4.50%, Jul 41	53,480

		$76,500

(b) The repurchase agreement dated 7/30/2012 is collateralized by the following securities:

UBS Tri Party

40,200,700	U.S. Treasury Note, 8.125%, Aug 19	$61,385

Payden Limited Maturity Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (100%)
Asset Backed (18%)
766,445	AEP Texas Central Transition Funding LLC., 5.96%, 7/15/15	$795
692,638	Bank of America Auto Trust 144A, 3.52%, 6/15/16 (a)	699
376,778	Capital Auto Receivables Asset Trust, 5.42%, 12/15/14	379
4,450,000	CarMax Auto Owner Trust, 0.59%, 3/16/15	4,455
2,000,000	Chase Issuance Trust, 0.33%, 5/15/15	2,001
680,000	Chester Asset Receivables Dealings PLC/United Kingdom, 1.19%, 4/15/16 GBP (b)	1,049
680,537	Consumer Funding LLC, 5.43%, 4/20/15	701
1,400,000	Discover Card Master Trust, 0.81%, 8/15/17	1,411
2,500,000	Discover Card Master Trust, 5.65%, 12/15/15	2,614
2,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	2,020
660,171	Globaldrive BV 144A, 0.92%, 4/20/19 EUR (a) (b)	816
2,200,000	Golden Credit Card Trust 144A, 0.69%, 7/17/17 (a)	2,200
1,250,000	Gracechurch Card Funding PLC 144A, 0.94%, 2/15/17 (a)	1,252
900,000	Gracechurch Card Funding PLC 144A, 1.00%, 2/15/17 EUR (a) (b)	1,110
251,739	Great America Leasing Receivables 144A, 1.05%, 3/15/13 (a)	252
1,350,000	Honda Auto Receivables Owner Trust, 0.57%, 8/15/14	1,352
2,252,546	Honda Auto Receivables Owner Trust, 0.67%, 4/21/14	2,255
1,520,000	Hyundai Capital Auto Funding Ltd. 144A, 1.24%, 9/20/16 (a)	1,496
1,356,256	MMAF Equipment Finance LLC 144A, 0.90%, 4/15/14 (a)	1,357
253,919	MMCA Automobile Trust 144A, 0.60%, 2/4/13 (a)	254
4,700,000	Nissan Auto Receivables Owner Trust, 0.54%, 10/15/14	4,704
1,230,000	Penarth Master Issuer PLC 144A, 0.81%, 3/18/14 (a)	1,231
710,000	Penarth Master Issuer PLC 144A, 0.89%, 5/18/15 (a)	710
2,000,000	SLM Student Loan Trust, 0.52%, 1/25/22	1,991
2,000,000	Volkswagen Auto Loan Enhanced Trust, 2.14%, 8/22/16	2,025

		39,129

Commercial Paper (1%)
2,000,000	RBTSYS CP, 0.81%, 9/6/12 (d)	1,998
Corporate (50%)
3,000,000	Ally Financial Inc., 2.20%, 12/19/12	3,023
240,000	American Express Credit Corp., 1.75%, 6/12/15	246
1,000,000	American Express Credit Corp., 1.94%, 6/19/13	1,012
1,120,000	American Honda Finance Corp. 144A, 1.06%, 8/5/13 (a)	1,125
1,110,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	1,125
960,000	Anheuser-Busch InBev Worldwide Inc., 0.80%, 7/15/15	964
1,100,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	1,135
480,000	AT&T Inc., 0.87%, 2/13/15	484
1,100,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (a)	1,100
1,100,000	Bank of America Corp., 3.70%, 9/1/15	1,139
1,000,000	Bank of New York Mellon Corp., 0.74%, 1/31/14	1,003
1,050,000	Banque PSA Finance SA 144A, 2.36%, 4/4/14 (a)	1,023
920,000	Barclays Bank PLC, 1.50%, 1/13/14	918
1,200,000	Barrick Gold Corp., 1.75%, 5/30/14	1,223
650,000	Bat International Finance PLC 144A, 1.40%, 6/5/15 (a)	654
1,000,000	BB&T Corp., 1.14%, 4/28/14	1,005
500,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	504
1,200,000	British Telecommunications PLC, 1.59%, 12/20/13	1,205
640,000	Campbell Soup Co., 0.74%, 8/1/14	642
790,000	Capital One Financial Corp., 2.12%, 7/15/14	801
1,650,000	Caterpillar Financial Services Corp., 0.81%, 2/9/15	1,657
810,000	Citigroup Inc., 1.31%, 2/15/13	810
1,000,000	Citigroup Inc., 2.46%, 8/13/13	1,011
1,100,000	Citigroup Inc., 2.65%, 3/2/15	1,109
1,500,000	Clorox Co., 5.00%, 3/1/13	1,540
800,000	Coca-Cola Enterprises Inc., 0.76%, 2/18/14	801
1,000,000	Commonwealth Bank of Australia 144A, 1.20%, 3/17/14 (a)	1,003
1,200,000	Covidien International Finance SA, 1.87%, 6/15/13	1,213
1,420,000	Credit Suisse New York, 1.42%, 1/14/14	1,422
1,410,000	Daimler Finance North America LLC 144A, 1.08%, 3/28/14 (a)	1,409
720,000	DENTSPLY International Inc., 1.96%, 8/15/13	725
495,000	Digital Realty Trust LP, 4.50%, 7/15/15	524

1,000,000	Dominion Resources Inc., 1.80%, 3/15/14	1,016
750,000	DTE Energy Co., 1.16%, 6/3/13	752
460,000	eBay Inc., 0.70%, 7/15/15 (c)	462
270,000	Ecolab Inc., 2.37%, 12/8/14	280
410,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (a)	416
600,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	598
545,000	Ford Motor Credit Co. LLC, 3.87%, 1/15/15	565
300,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	301
700,000	General Electric Capital Corp., 1.09%, 4/7/14	701
2,500,000	General Electric Capital Corp., 2.12%, 12/21/12	2,518
1,280,000	General Electric Capital Corp., 2.15%, 1/9/15	1,313
750,000	Georgia Power Co., 0.73%, 1/15/13	750
1,600,000	Georgia Power Co., 0.79%, 3/15/13	1,600
340,000	Gilead Sciences Inc., 2.40%, 12/1/14	352
1,000,000	Goldman Sachs Group Inc., 1.46%, 2/7/14	991
250,000	HCP Inc., 2.70%, 2/1/14	255
800,000	Hewlett-Packard Co., 2.02%, 9/19/14	811
670,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (a)	674
750,000	HSBC Finance Corp., 0.71%, 1/15/14	742
1,030,000	ING Bank NV 144A, 1.52%, 3/15/13 (a)	1,033
380,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	408
590,000	International Lease Finance Corp., 4.87%, 4/1/15	601
2,130,000	John Deere Capital Corp., 0.69%, 4/25/14	2,134
520,000	Johnson Controls Inc., 0.87%, 2/4/14	522
930,000	JPMorgan Chase & Co., 1.26%, 1/24/14	934
625,000	Kellogg Co., 4.25%, 3/6/13	639
700,000	Kraft Foods Inc., 2.62%, 5/8/13	711
700,000	Kraft Foods Inc., 5.25%, 10/1/13	736
800,000	Kraft Foods Inc., 6.00%, 2/11/13	822
965,000	Kroger Co., 5.50%, 2/1/13	988
1,470,000	Lloyds TSB Bank PLC, 2.81%, 1/24/14	1,479
1,000,000	Macquarie Bank Ltd. 144A, 4.10%, 12/17/13 (a)	1,049
1,010,000	MassMutual Global Funding 144A, 0.97%, 9/27/13 (a)	1,015
1,000,000	Merrill Lynch & Co. Inc., 5.45%, 2/5/13	1,023
1,000,000	MetLife Inc., 1.71%, 8/6/13	1,009
310,000	MetLife Inc., 2.37%, 2/6/14	317
1,000,000	Metropolitan Life Global Funding I 144A, 2.00%, 1/10/14 (a)	1,015
1,050,000	Morgan Stanley, 1.42%, 4/29/13	1,044
960,000	National Australia Bank Ltd. 144A, 0.94%, 1/8/13 (a)	962
300,000	National Rural Utilities Cooperative Finance Corp., 0.71%, 4/4/14	301
520,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	524
960,000	NextEra Energy Capital Holdings Inc., 0.86%, 11/9/12	959
1,000,000	Nordea Bank AB 144A, 1.36%, 1/14/14 (a)	1,003
470,000	PACCAR Financial Corp., 0.71%, 6/5/14	471
700,000	Penske Truck Leasing Co. 144A, 3.12%, 5/11/15 (a)	708
550,000	Phillips 66 144A, 1.95%, 3/5/15 (a)	560
1,000,000	Prudential Financial Inc., 3.625%, 9/17/12	1,004
300,000	Quest Diagnostic Inc., 1.32%, 3/24/14	303
340,000	Raytheon Co., 1.40%, 12/15/14	346
700,000	RCI Banque SA 144A, 2.33%, 4/11/14 (a)	679
500,000	RCI Banque SA, 1.54%, 4/7/15 EUR (b)	552
600,000	Rio Tinto Finance USA Ltd., 1.12%, 3/20/15	605
1,000,000	Rogers Communications Inc., 6.25%, 6/15/13	1,048
2,000,000	Royal Bank of Canada, 0.76%, 4/17/14	2,005
920,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	934
570,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (a)	584
2,080,000	Safeway Inc., 1.96%, 12/12/13	2,081
1,500,000	Safeway Inc., 5.80%, 8/15/12	1,503
410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	413
400,000	Svenska Handelsbanken AB 144A, 1.47%, 9/14/12 (a)	401
1,390,000	Svenska Handelsbanken, 0.91%, 1/18/13	1,392
1,100,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.03%, 3/17/15 (a)	1,107
750,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	746
2,200,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	2,209
880,000	Texas Instruments Inc., 0.45%, 8/3/15	878
270,000	Thermo Fisher Scientific Inc., 2.15%, 12/28/12	271
550,000	Thermo Fisher Scientific Inc., 3.20%, 5/1/15	584
1,330,000	Toronto-Dominion Bank, 0.76%, 7/14/14	1,334

1,040,000	Toyota Motor Credit Corp., 0.87%, 7/17/15	1,045
860,000	Toyota Motor Credit Corp., 1.00%, 2/17/15	869
1,070,000	TransCanada PipeLines Ltd., 0.87%, 3/2/15	1,077
430,000	Unilever Capital Corp., 0.45%, 7/30/15	429
1,030,000	Union Bank NA, 1.42%, 6/6/14	1,025
1,385,000	United Technologies Corp., 0.96%, 6/1/15	1,402
1,200,000	US Bancorp, 4.20%, 5/15/14	1,280
1,000,000	US Bank NA, 0.74%, 10/14/14	996
1,300,000	Verizon Communications Inc., 1.08%, 3/28/14	1,312
700,000	VF Corp., 1.21%, 8/23/13	704
500,000	Vodafone Group PLC, 1.16%, 9/5/13 EUR (b)	619
640,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (a)	646
1,000,000	Wachovia Corp., 4.87%, 2/15/14	1,052
1,200,000	Wachovia Corp., 5.50%, 5/1/13	1,245
1,500,000	Westpac Banking Corp. 144A, 2.70%, 12/9/14 (a)	1,561
1,000,000	Westpac Banking Corp. 144A, 2.90%, 9/10/14 (a)	1,048

		108,908

FDIC Guaranteed (4%)
2,800,000	FDIC Structured Sale Guaranteed Notes 144A, 0.00%, 10/25/12 (a)	2,799
2,408,665	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 12/4/20 (a)	2,425
461,304	FDIC Structured Sale Guaranteed Notes 144A, 0.79%, 2/25/48 (a)	462
3,500,000	U.S. Central Federal Credit Union, 1.90% 10/19/12	3,513

		9,199

Foreign Government Guaranteed (1%)
1,500,000	National Australia Bank 144A, 3.375%, 7/8/14 (a)	1,580
Mortgage Backed (10%)
1,380,000	Arkle Master Issuer PLC 144A, 1.61%, 5/17/60 (a)	1,386
342,699	Asset Backed Funding Certificates, 0.86%, 4/25/34	286
51,043	Bear Stearns Alt-A Trust, 2.80%, 3/25/34	50
2,349,244	Credit Suisse Mortgage Capital Certificates 144A, 1.24%, 2/27/47 (a)	2,336
640,935	FH 1B2612 ARM, 2.53%, 11/1/34	685
334,106	FH 847515 ARM, 2.75%, 2/1/34	357
52,791	FHR 3540 CD, 2.00%, 6/15/14	53
3,500,000	FN 468531 ARM, 0.59%, 7/1/16	3,559
110,365	FN 708229 ARM, 2.00%, 4/1/33	117
554,384	FN 745017 15YR, 4.50%, 7/1/20	599
2,441,675	FN 784365 ARM, 2.30%, 5/1/34	2,599
140,773	FN 878544 ARM, 2.97%, 3/1/36	151
625,984	FN 889821 ARM, 2.64%, 12/1/36	667
748,399	FN AD0079 ARM, 2.63%, 11/1/35	796
2,215,304	FN AL0502 30YR, 3.08%, 6/1/41	2,328
1,000,000	Fosse Master Issuer PLC 144A, 1.85%, 10/18/54 (a)	1,005
1,223,390	Fosse Master Issuer PLC 144A, 1.86%, 10/18/54 (a)	1,232
550,236	GNR 02-48 FT, 0.44%, 12/16/26	552
850,000	Granite Master Issuer PLC, 1.10%, 12/17/54	625
823,270	Harborview Mortgage Loan Trust, 2.85%, 1/19/35	670
859,006	Homebanc Mortgage Trust, 1.10%, 8/25/29	648
321,982	Long Beach Mortgage Loan Trust, 5.89%, 8/25/33	185
463,948	MASTR Asset Securitization Trust, 5.00%, 7/25/19	482
325,050	Sequoia Mortgage Trust, 1.04%, 10/20/27	311
334,571	Structured Adjustable Rate Mortgage Loan Trust, 2.83%, 9/25/34	289
365,843	Structured Asset Mortgage Investments Inc., 3.92%, 7/25/32	371

		22,339

Municipal (3%)
1,295,000	Louisiana State, 0.97%, 7/15/14	1,296
1,590,000	Minnesota School District Capital Equipment Borrowing Program, 2.00%, 9/9/12	1,593
1,300,000	South Carolina State Public Service Authority, 0.94%, 6/2/14	1,303
1,000,000	University of California, 0.81%, 7/1/41	997
260,000	University of California, 1.98%, 5/15/50	263

		5,452

NCUA Guaranteed (3%)
1,150,000	NCUA Guaranteed Notes, 0.26%, 6/12/13	1,150
659,487	NCUA Guaranteed Notes, 0.61%, 11/6/17	661
66,166	NCUA Guaranteed Notes, 0.64%, 2/6/20	66
999,124	NCUA Guaranteed Notes, 0.69%, 1/8/20	1,001
1,098,601	NCUA Guaranteed Notes, 0.69%, 10/7/20	1,101
626,867	NCUA Guaranteed Notes, 1.60%, 10/29/20	635
2,578,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	2,588

		7,202

U.S. Treasury (10%)
4,000,000	U.S. Treasury Bill, 0.12%, 1/24/13 (d)	3,998
3,500,000	U.S. Treasury Note, 0.12%, 8/31/13	3,498
5,000,000	U.S. Treasury Note, 0.12%, 9/30/13	4,997
2,000,000	U.S. Treasury Note, 0.25%, 1/31/14	2,001
4,000,000	U.S. Treasury Note, 0.25%, 3/31/14	4,003
2,000,000	U.S. Treasury Note, 0.37%, 6/30/13	2,004

		20,501

Total Bonds (Cost - $216,371)		216,308

Investment Company (Cost-$1,778) (1%)
1,778,423	Payden Cash Reserves Money Market Fund *	1,778

Total (Cost-$218,149) (101%)		218,086
Liabilities in excess of Other Assets (-1%)		(1,426)

Net Assets (100%)		$216,660

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $462 and the total market value of the collateral held by the Fund is $474. Amounts in 000s.
(d)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Asset:
8/9/2012	British Pound (Sell 673)	HSBC Securities	$3

Liability:
8/9/2012	Euro (Sell 2,575)	Citigroup	$(2)

Payden Low Duration Bond Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (101%)
Asset Backed (6%)
3,000,000	Discover Card Master Trust, 0.81%, 8/15/17	$3,024
6,100,000	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	6,116
2,150,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	2,176
4,000,000	GE Capital Credit Card Master Note Trust, 1.03%, 1/15/18	4,039
1,478,210	Globaldrive BV 144A, 0.92%, 4/20/19 EUR (a) (b)	1,828
2,850,000	Gracechurch Card Funding PLC 144A, 0.94%, 2/15/17 (a)	2,854
2,000,000	Gracechurch Card Funding PLC 144A, 1.00%, 2/15/17 EUR (a) (b)	2,467
5,190,000	Hyundai Capital Auto Funding Ltd. 144A, 1.24%, 9/20/16 (a)	5,107
1,146,343	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	1,260
2,940,000	MMAF Equipment Finance LLC 144A, 1.27%, 9/15/15 (a)	2,951
1,660,000	Penarth Master Issuer PLC 144A, 0.81%, 3/18/14 (a)	1,661
1,600,000	Penarth Master Issuer PLC 144A, 0.89%, 5/18/15 (a)	1,601

		35,084

Corporate (64%)
980,000	AES Corp., 7.75%, 3/1/14	1,068
1,020,000	Airgas Inc., 2.85%, 10/1/13	1,044
850,000	Alabama Power Co., 5.80%, 11/15/13	908
1,750,000	Ally Financial Inc., 4.50%, 2/11/14	1,809
600,000	America Movil SAB de CV, 3.62%, 3/30/15	642
660,000	American Express Credit Corp., 1.75%, 6/12/15	676
1,650,000	American Express Credit Corp., 5.37%, 10/1/14 GBP (b)	2,775
1,100,000	American Honda Finance Corp. 144A, 1.06%, 8/5/13 (a)	1,105
2,400,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	2,433
870,000	American Honda Finance Corp. 144A, 2.37%, 3/18/13 (a)	880
1,045,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,082
1,530,000	Amgen Inc., 1.87%, 11/15/14	1,566
1,400,000	Amgen Inc., 2.30%, 6/15/16	1,461
1,430,000	Anglo American Capital PLC 144A, 2.15%, 9/27/13 (a)	1,442
760,000	Aristotle Holding Inc. 144A, 2.10%, 2/12/15 (a)	771
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,669
3,910,000	AT&T Inc., 0.87%, 2/13/15	3,944
3,000,000	AT&T Inc., 1.70%, 6/1/17	3,086
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,279
2,800,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (a)	2,801
1,015,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	1,076
2,340,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (a)	2,486
1,180,000	Bank of America Corp., 3.75%, 7/12/16	1,223
1,815,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	1,879
3,000,000	Bank of Nova Scotia, 1.85%, 1/12/15	3,078
1,950,000	Barclays Bank PLC, 1.50%, 1/13/14	1,946
890,000	Barrick Gold Corp., 1.75%, 5/30/14	907
1,800,000	Bat International Finance PLC 144A, 1.40%, 6/5/15 (a)	1,812
1,100,000	BB&T Corp., 3.375%, 9/25/13	1,133
2,210,000	BHP Billiton Finance USA Ltd., 1.00%, 2/24/15	2,229
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	650
700,000	British Telecommunications PLC, 2.00%, 6/22/15	716
2,000,000	Cadbury Schweppes US Finance LLC 144A, 5.12%, 10/1/13 (a)	2,095
2,250,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (a)	2,278
3,080,000	Canadian Imperial Bank of Commerce/Canada 144A, 2.00%, 2/4/13 (a)	3,107
1,660,000	Capital One Financial Corp., 2.12%, 7/15/14	1,684
1,675,000	Case New Holland Inc., 7.75%, 9/1/13	1,788
1,260,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15	1,278
1,260,000	Caterpillar Financial Services Corp., 2.00%, 4/5/13	1,274
1,500,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	1,605
250,000	Cemex SAB de CV, 3.25%, 3/15/16	219
990,000	Chesapeake Energy Corp., 7.625%, 7/15/13 (d)	1,030
2,700,000	Cia de Eletricidade do Estado da Bahia 144A, 11.75%, 4/27/16 BRL (a) (b)	1,405

1,380,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	1,441
2,320,000	Citigroup Inc., 1.31%, 2/15/13	2,321
1,170,000	Citigroup Inc., 4.45%, 1/10/17	1,251
1,000,000	Citigroup Inc., 6.00%, 12/13/13	1,053
1,500,000	Clorox Co., 5.00%, 3/1/13	1,540
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,645
1,780,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,892
2,500,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (a)	2,539
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,382
790,000	Corn Products International Inc., 3.20%, 11/1/15	828
770,000	Covidien International Finance SA, 1.35%, 5/29/15	779
1,175,000	Covidien International Finance SA, 1.87%, 6/15/13	1,188
4,030,000	Credit Suisse New York, 1.42%, 1/14/14	4,035
1,540,000	Daimler Finance North America LLC 144A, 1.87%, 9/15/14 (a)	1,563
3,360,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (a)	3,404
590,000	Danaher Corp., 1.30%, 6/23/14	598
2,630,000	Danske Bank AS 144A, 1.51%, 4/14/14 (a)	2,575
1,580,000	DENTSPLY International Inc., 1.96%, 8/15/13	1,590
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	579
1,720,000	Diageo Capital PLC, 1.50%, 5/11/17	1,755
1,190,000	Digital Realty Trust LP, 4.50%, 7/15/15	1,260
2,370,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 4.75%, 10/1/14	2,557
2,070,000	Dish DBS Corp. 144A, 4.62%, 7/15/17 (a)	2,111
2,005,000	Dollar General Corp., 4.12%, 7/15/17	2,090
1,620,000	Dow Chemical Co., 2.50%, 2/15/16	1,687
1,660,000	DTE Energy Co., 1.16%, 6/3/13	1,665
650,000	Duke Energy Corp., 3.95%, 9/15/14	691
1,000,000	Duke Realty LP, 5.40%, 8/15/14	1,070
1,110,000	Eastman Chemical Co., 2.40%, 6/1/17	1,141
1,000,000	eBay Inc., 1.35%, 7/15/17	1,008
560,000	Ecolab Inc., 2.37%, 12/8/14	582
1,650,000	Enterprise Products Operating LLC, 3.20%, 2/1/16	1,742
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	880
360,000	Equifax Inc., 4.45%, 12/1/14	381
1,100,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	1,112
1,300,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (a)	1,318
1,600,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/1/17 (a)	1,604
2,360,000	Ford Motor Credit Co. LLC, 3.87%, 1/15/15	2,445
960,000	Forest Oil Corp., 8.50%, 2/15/14	1,008
600,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	603
550,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/1/17	554
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13	1,409
1,800,000	General Electric Capital Corp., 1.09%, 4/7/14	1,802
825,000	General Electric Capital Corp., 1.62%, 7/2/15	834
2,300,000	General Electric Capital Corp., 1.87%, 9/16/13	2,334
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,831
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,372
2,030,000	Georgia Power Co., 1.30%, 9/15/13	2,048
720,000	Gilead Sciences Inc., 2.40%, 12/1/14	746
1,990,000	GlaxoSmithKline Capital PLC, 0.75%, 5/8/15	2,000
2,660,000	Goldman Sachs Group Inc., 1.46%, 2/7/14	2,635
1,500,000	Goldman Sachs Group Inc., 3.30%, 5/3/15	1,517
1,060,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	1,115
500,000	HCA Inc., 6.75%, 7/15/13	527
2,690,000	HCP Inc., 2.70%, 2/1/14	2,742
1,910,000	Health Care REIT Inc., 6.00%, 11/15/13	2,021
2,100,000	Hewlett-Packard Co., 2.35%, 3/15/15	2,138
1,700,000	HJ Heinz Co., 1.50%, 3/1/17	1,715
1,800,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (a)	1,816
2,360,000	HSBC Bank PLC 144A, 1.62%, 8/12/13 (a)	2,375
720,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (a)	755
3,100,000	IBM Corp., 0.75%, 5/11/15	3,121
1,180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (a)	1,221
2,605,000	ING Bank NV 144A, 1.52%, 3/15/13 (a)	2,612

2,600,000	ING Bank NV 144A, 3.75%, 3/7/17 (a)	2,687
2,000,000	ING Bank NV 144A, 3.90%, 3/19/14 (a)	2,103
1,300,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	1,394
1,025,000	International Lease Finance Corp., 4.87%, 4/1/15	1,044
1,110,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (a)	1,147
2,160,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	2,232
1,780,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	1,791
3,420,000	John Deere Capital Corp., 1.60%, 3/3/14	3,485
1,045,000	JPMorgan Chase & Co., 1.87%, 3/20/15	1,058
760,000	JPMorgan Chase & Co., 3.15%, 7/5/16	800
2,160,000	Kellogg Co., 1.12%, 5/15/15	2,181
1,400,000	KeyCorp, 3.75%, 8/13/15	1,496
4,230,000	Korea Finance Corp., 3.25%, 9/20/16	4,418
2,500,000	Korea Gas Corp. 144A, 2.25%, 7/25/17 (a)	2,483
2,740,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (a)	2,833
980,000	Kraft Foods Group Inc. 144A, 1.62%, 6/4/15 (a)	997
650,000	Kraft Foods Inc., 2.62%, 5/8/13	660
760,000	Kraft Foods Inc., 5.25%, 10/1/13	799
1,300,000	Kroger Co., 2.20%, 1/15/17	1,323
1,500,000	Lennar Corp. 144A, 4.75%, 12/15/17 (a)	1,495
4,160,000	Lloyds TSB Bank PLC, 2.81%, 1/24/14	4,184
1,970,000	Lorillard Tobacco Co., 3.50%, 8/4/16	2,089
2,350,000	Lotte Shopping Co. Ltd. 144A, 3.37%, 5/9/17 (a)	2,420
1,010,000	Masco Corp., 4.80%, 6/15/15	1,042
2,580,000	Metropolitan Life Global Funding I 144A, 1.70%, 6/29/15 (a)	2,601
2,750,000	Morgan Stanley, 1.42%, 4/29/13	2,735
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,106
1,200,000	National Bank of Canada, 1.50%, 6/26/15	1,220
1,030,000	National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	1,039
740,000	National Rural Utilities Cooperative Finance Corp., 1.12%, 11/1/13	746
460,000	NBCUniversal Media LLC, 2.10%, 4/1/14	469
1,720,000	NBCUniversal Media LLC, 3.65%, 4/30/15	1,840
2,250,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	2,289
1,680,000	Nissan Motor Acceptance Corp. 144A, 3.25%, 1/30/13 (a)	1,696
990,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	1,037
500,000	Northern States Power Co. MN, 8.00%, 8/28/12	503
400,000	Novartis Capital Corp., 4.125%, 2/10/14	422
1,500,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.62%, 3/13/15 (a)	1,512
620,000	PACCAR Financial Corp., 1.05%, 6/5/15	624
3,000,000	PACCAR Financial Corp., 1.60%, 3/15/17	3,064
560,000	Penske Truck Leasing Co. 144A, 2.50%, 7/11/14 (a)	561
1,700,000	Penske Truck Leasing Co. 144A, 3.12%, 5/11/15 (a)	1,718
3,600,000	PepsiCo Inc., 0.75%, 3/5/15	3,619
810,000	Petrobras International Finance Co., 2.87%, 2/6/15	830
2,500,000	Petroleos Mexicanos, 4.875%, 3/15/15 (d)	2,700
400,000	Pfizer Inc., 3.625%, 6/3/13 EUR (b)	506
600,000	Phillips 66 144A, 1.95%, 3/5/15 (a)	610
600,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	630
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,081
1,875,000	Prudential Financial Inc., 2.75%, 1/14/13	1,893
2,000,000	Prudential Financial Inc., 5.15%, 1/15/13	2,040
780,000	Quest Diagnostic Inc., 1.32%, 3/24/14	787
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (a)	1,864
750,000	Raytheon Co., 1.40%, 12/15/14	764
3,800,000	RCI Banque SA 144A, 2.33%, 4/11/14 (a)	3,688
1,500,000	Rio Tinto Finance USA Ltd., 1.12%, 3/20/15	1,512
1,260,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)	1,235
835,000	Rock-Tenn Co. 144A, 4.45%, 3/1/19 (a)	883
750,000	Rogers Communications Inc., 6.25%, 6/15/13	786
820,000	Rogers Communications Inc., 6.375%, 3/1/14	892
1,500,000	Royal Bank of Canada, 2.25%, 3/15/13	1,519
2,640,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	2,679
1,490,000	Sabine Pass LNG LP, 7.25%, 11/30/13	1,557
1,000,000	SABMiller Holdings Inc. 144A, 1.85%, 1/15/15 (a)	1,024

1,440,000	SABMiller Holdings Inc. 144A, 2.45%, 1/15/17 (a)	1,502
1,100,000	Sanofi, 1.62%, 3/28/14	1,122
2,700,000	Schlumberger Investment SA 144A, 1.25%, 8/1/17 (a)	2,706
410,000	Simon Property Group LP, 4.20%, 2/1/15	436
1,410,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	1,419
965,000	Statoil ASA, 2.90%, 10/15/14	1,013
1,150,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,169
810,000	Stryker Corp., 3.00%, 1/15/15	855
2,700,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.03%, 3/17/15 (a)	2,717
665,000	Target Corp., 1.12%, 7/18/14	673
2,500,000	Telecom Italia SPA, 1.19%, 12/6/12 EUR (b)	3,072
2,000,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	1,990
710,000	Tesoro Corp., 6.625%, 11/1/15	727
3,200,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	3,213
2,383,000	Texas Instruments Inc., 0.45%, 8/3/15	2,376
1,315,000	Texas Instruments Inc., 0.87%, 5/15/13	1,321
1,010,000	Time Warner Inc., 3.15%, 7/15/15	1,074
2,625,000	Toronto-Dominion Bank, 2.50%, 7/14/16	2,750
840,000	Total Capital International SA, 1.50%, 2/17/17	854
1,390,000	Toyota Motor Credit Corp., 0.87%, 7/17/15	1,397
3,850,000	Toyota Motor Credit Corp., 1.00%, 2/17/15	3,892
3,900,000	TransCanada PipeLines Ltd., 0.87%, 3/2/15	3,927
1,000,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	1,069
1,180,000	Unilever Capital Corp., 0.45%, 7/30/15	1,177
2,740,000	Union Bank NA, 2.12%, 12/16/13	2,793
620,000	United Technologies Corp., 1.20%, 6/1/15	630
2,120,000	US Bancorp, 1.37%, 9/13/13	2,143
1,380,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (a)	1,470
1,240,000	Veolia Environnement SA, 5.25%, 6/3/13	1,278
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,179
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,403
700,000	Volkswagen International Finance NV 144A, 1.62%, 3/22/15 (a)	708
2,240,000	Volkswagen International Finance NV 144A, 1.62%, 8/12/13 (a)	2,261
2,000,000	Vornado Realty LP, 4.25%, 4/1/15	2,121
3,145,000	Wachovia Bank NA, 4.80%, 11/1/14	3,374
2,830,000	WellPoint Inc., 2.37%, 2/15/17	2,904
1,430,000	Wells Fargo & Co., 2.10%, 5/8/17 (d)	1,460
2,555,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (a)	2,712
1,590,000	Windstream Corp., 7.875%, 11/1/17	1,755
425,000	Windstream Corp., 8.125%, 8/1/13	451
4,900,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	5,073
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	1,385
560,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	582
2,140,000	WPX Energy Inc., 5.25%, 1/15/17	2,204

		359,271

FDIC Guaranteed (2%)
6,992,897	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 12/4/20 (a)	7,041
922,607	FDIC Structured Sale Guaranteed Notes 144A, 0.79%, 2/25/48 (a)	924
1,976,380	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	2,049
3,041,888	FDIC Trust 144A, 2.18%, 5/25/50 (a)	3,048

		13,062

Foreign Government (3%)
4,000,000	Asian Development Bank, 0.75%, 9/1/15	4,051
8,400,000	Asian Development Bank, 3.37%, 5/20/14 NOK (b)	1,444
4,500,000	Canadian Government, 3.50%, 6/1/13 CAD (b)	4,580
53,700,000	Mexican Bonos, 7.25%, 12/15/16 MXN (b)	4,429
750,000	Republic of Panama, 7.25%, 3/15/15	861

		15,365

Mortgage Backed (17%)
4,814,459	Adjustable Rate Mortgage Trust, 4.24%, 3/25/37	2,683
3,680,000	Arkle Master Issuer PLC 144A, 1.61%, 5/17/60 (a)	3,696
1,211,025	Banc of America Mortgage Securities Inc., 2.64%, 10/20/32	1,236
177,629	Bear Stearns Adjustable Rate Mortgage Trust, 2.81%, 1/25/35	169
5,873,110	Credit Suisse Mortgage Capital Certificates 144A, 1.24%, 2/27/47 (a)	5,841

5,200,000	FN 468531 ARM, 0.59%, 7/1/16	5,288
1,646,149	FN 708229 ARM, 2.00%, 4/1/33	1,741
934,197	FN 743821 ARM, 2.16%, 11/1/33	982
694,429	FN 755867 ARM, 2.54%, 12/1/33	741
779,098	FN 790762 ARM, 2.17%, 9/1/34	819
962,205	FN 790764 ARM, 2.20%, 9/1/34	1,012
999,625	FN 794792 ARM, 2.24%, 10/1/34	1,056
1,079,499	FN 794797 ARM, 2.06%, 10/1/34	1,135
7,206,939	FN 995203, 5.00%, 7/1/35	7,911
2,408,277	FN AE0606 30YR, 4.00%, 11/1/40	2,586
5,900,728	FN AJ1407 30YR, 4.00%, 9/1/41	6,337
6,619,806	FN AJ7689 30YR, 4.00%, 12/1/41	7,109
10,000,000	FNMA 3.50%, 30YR TBA (c)	10,613
4,000,000	FNMA 4.50%, 30YR TBA (c)	4,327
5,000,000	Fosse Master Issuer PLC 144A, 1.85%, 10/18/54 (a)	5,027
2,685,053	G2 5140 30YR, 4.50%, 8/20/41	2,993
2,716,954	G2 5175 30YR, 4.50%, 9/20/41	3,029
3,441,992	Harborview Mortgage Loan Trust, 2.97%, 12/19/35	2,496
488,514	Indymac Index Mortgage Loan Trust, 2.83%, 10/25/34	384
1,815,435	MLCC Mortgage Investors Inc., 2.33%, 2/25/36	1,652
1,194,018	MLCC Mortgage Investors Inc., 2.37%, 12/25/34	1,219
222,290	Morgan Stanley Mortgage Loan Trust, 2.45%, 7/25/34	205
258,702	Provident Funding Mortgage Loan Trust, 2.61%, 4/25/34	258
876,707	Sequoia Mortgage Trust, 1.04%, 10/20/27	839
2,726,182	Sequoia Mortgage Trust, 2.86%, 1/25/42	2,787
5,386,124	Sequoia Mortgage Trust, 3.50%, 4/25/42	5,660
2,361,478	Structured Adjustable Rate Mortgage Loan Trust, 2.79%, 8/25/34	2,112
520,375	Structured Adjustable Rate Mortgage Loan Trust, 2.84%, 10/25/34	446
925,992	Structured Asset Mortgage Investments Inc., 2.14%, 10/19/34	616

		95,005

Municipal (1%)
600,000	Citizens Property Insurance Corp., 5.00%, 3/1/13	615
2,700,000	Kentucky Asset Liability Commission, 3.16%, 4/1/18	2,823
920,000	University of California, 1.98%, 5/15/50	931

		4,369

NCUA Guaranteed (1%)
3,646,966	NCUA Guaranteed Notes, 0.61%, 11/6/17	3,653
842,058	NCUA Guaranteed Notes, 1.84%, 10/7/20	853
2,000,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	2,129

		6,635

U.S. Treasury (7%)
3,500,000	U.S. Treasury Note, 0.25%, 3/31/14	3,502
890,000	U.S. Treasury Note, 0.37%, 9/30/12 (e)	891
19,400,000	U.S. Treasury Note, 0.50%, 10/15/14	19,518
2,600,000	U.S. Treasury Note, 1.87%, 6/30/15	2,720
11,500,000	U.S. Treasury Note, 1.875%, 2/28/14	11,802

		38,433

Total Bonds (Cost-$562,133)		567,224

Investment Company (Cost-$25,028) (5%)
25,028,295	Payden Cash Reserves Money Market Fund *	25,028

Total (Cost-$587,161) (106%)		592,252
Liabilities in excess of Other Assets (-6%)		(31,913)

Net Assets (100%)		$560,339

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.

(c)	Security was purchased on a delayed delivery basis.
(d)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $ 4,708 and the total market value of the collateral held by the Fund is $4,859. Amounts in 000s.
(e)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/24/2012	Brazilian Real (Sell 3,365)	HSBC Securities	$3
10/29/2012	Mexican New Peso (Buy 14,510)	Royal Bank of Scotland	25

			$28

Liabilities:
8/9/2012	British Pound (Sell 1,842)	HSBC Securities	$(30)
8/9/2012	Canadian Dollar (Sell 4,695)	Royal Bank of Scotland	(79)
8/9/2012	Euro (Sell 6,545)	Citigroup	(4)
8/9/2012	Norwegian Krone (Sell 8,977)	Royal Bank of Scotland	(25)

			$(138)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized (Depreciation) (000s)

15	Japan 10 Year Bond Future	Sep-12	$(27,659)	$(134)

Payden U.S. Government Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (104%)
FDIC Guaranteed (7%)
1,476,278	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 12/4/20 (a)	$1,486
777,120	FDIC Structured Sale Guaranteed Notes 144A, 0.94%, 12/29/45 (a)	775
558,939	FDIC Structured Sale Guaranteed Notes 144A, 3.00%, 9/30/19 (a)	572
1,976,380	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	2,049
945,630	FDIC Trust 144A, 2.18%, 5/25/50 (a)	947

		5,829

Mortgage Backed (86%)
2,306,905	FG A94713 30YR, 4.00%, 11/1/40	2,471
1,339,154	FH 1B8378 ARM, 3.19%, 7/1/41	1,411
1,339,633	FHLB QR-9012, 5.00%, 8/15/12	1,401
1,081,293	FHLB, 2.60%, 4/20/15	1,111
1,000,000	FHLMC, 2.00%, 5/15/39	1,012
1,092,485	FHR 3728 EH, 3.00%, 9/15/20	1,122
1,423,425	FHR 4030 CG, 2.50%, 4/15/27	1,476
3,842,110	FN 464313 5YR, 2.99%, 1/1/15	4,017
3,000,000	FN 468531 ARM, 0.59%, 7/1/16	3,051
1,300,000	FN 468880 ARM, 0.79%, 8/1/21	1,320
195,210	FN 838958 ARM, 2.43%, 8/1/35	208
751,114	FN 935896 ARM, 3.89%, 6/1/40	798
945,113	FN 995203, 5.00%, 7/1/35	1,037
2,188,339	FN A07975 15YR, 3.00%, 6/1/27	2,326
1,774,897	FN AB2085, 4.00%, 1/1/41	1,906
1,375,361	FN AC0045 30YR, 2.53%, 10/1/38	1,456
319,740	FN AE0606 30YR, 4.00%, 11/1/40	343
404,364	FN AE5951 ARM, 3.14%, 10/1/40	424
1,797,184	FN AI4019 30YR, 3.46%, 7/1/41	1,901
765,680	FN AJ1407 30YR, 4.00%, 9/1/41	822
1,836,311	FN AJ4050, 4.00%, 10/1/41	1,972
3,541,149	FN AJ4109 ARM, 2.39%, 12/1/41	3,689
1,806,401	FN AJ5303, 4.00%, 11/1/41	1,940
1,767,317	FN AJ5693 ARM, 2.45%, 12/1/41	1,842
2,758,253	FN AJ7689 30YR, 4.00%, 12/1/41	2,962
1,791,653	FN AJ8354 ARM, 2.54%, 1/1/42	1,870
1,920,498	FN AJ8557 ARM, 2.55%, 1/1/42	2,004
1,800,814	FN AK0013 ARM, 2.45%, 1/1/42	1,874
1,485,459	FN AK2233 30YR, 2.42%, 5/1/42	1,549
1,503,242	FN AL0502 30YR, 3.08%, 6/1/41	1,579
1,833,238	FN AL1202 ARM, 2.46%, 12/1/41	1,907
1,500,000	FN AP0619 ARM, 2.24%, 7/1/42	1,559
8,000,000	FNMA 3.00%, 15YR TBA (b)	8,436
649,957	G2 3809 30YR, 6.50%, 1/20/36	755
1,908,761	G2 5280 30YR, 4.00%, 1/20/42	2,108
1,463,363	G2 778200 20YR, 4.00%, 2/20/32	1,601
1,019,005	G2 778203 20YR, 4.75%, 2/20/32	1,115
1,405,639	G2 82457 ARM, 3.00%, 1/20/40	1,464
1,104,570	GNR 04-11 F, 0.54%, 2/20/34	1,108

		70,947

NCUA Guaranteed (11%)
1,457,467	NCUA Guaranteed Notes, 0.61%, 11/6/17	1,460
1,352,671	NCUA Guaranteed Notes, 0.62%, 3/6/20	1,355
1,347,665	NCUA Guaranteed Notes, 0.62%, 5/7/20	1,349
2,733,809	NCUA Guaranteed Notes, 0.80%, 12/8/20	2,754
697,214	NCUA Guaranteed Notes, 1.84%, 10/7/20	706
1,500,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	1,597

		9,221

Total Bonds (Cost-$84,908)		85,997

Investment Company (Cost-$6,878) (9%)
6,877,718	Payden Cash Reserves Money Market Fund *	6,878

Total (Cost-$91,786) (113%)		92,875
Liabilities in excess of Other Assets (-13%)		(10,487)

Net Assets (100%)		$82,388

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Payden GNMA Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (148%)
FDIC Guaranteed (1%)
5,769,141	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 12/4/20 (a)	$5,809
2,098,225	FDIC Structured Sale Guaranteed Notes 144A, 0.94%, 12/29/45 (a)	2,092

		7,901

Mortgage Backed (138%)
7,508,199	FH 1A0001 ARM, 2.40%, 4/1/35	7,992
553,980	FH 1B3142 ARM, 2.51%, 11/1/36	592
1,523,758	FH 1B4282 ARM, 3.31%, 10/1/38	1,621
699,988	FH 1G0189 ARM, 2.50%, 4/1/35	741
5,969,093	FH 1G0501 ARM, 2.72%, 6/1/35	6,385
8,517,641	FH 1H2580 ARM, 2.37%, 9/1/35	9,104
2,477,747	FH 1J1279 ARM, 2.54%, 4/1/36	2,651
3,728,999	FH 1Q0062 ARM, 2.31%, 11/1/35	3,983
223,199	FH 780444 ARM, 2.16%, 3/1/33	235
556,853	FH 782784 ARM, 2.37%, 10/1/34	585
2,386,984	FH 847228 ARM, 2.82%, 1/1/34	2,565
4,424,629	FH 848111 ARM, 2.66%, 9/1/37	4,721
2,736,933	FHLB QR-9012, 5.00%, 8/15/12	2,862
3,764,533	FN 745551 30YR, 2.60%, 2/1/36	4,020
4,579,738	FN 783587 ARM, 2.33%, 3/1/35	4,880
5,190,585	FN 802649 ARM, 2.44%, 10/1/34	5,527
2,169,363	FN 832100 ARM, 2.63%, 7/1/35	2,314
2,200,078	FN 920795 ARM, 3.00%, 3/1/34	2,357
3,469,610	FN AK0419 ARM, 2.38%, 12/1/27	3,712
8,552,470	FN AL1264 ARM, 2.52%, 9/1/36	9,106
1,496,367	FNR 06-101 FE, 0.49%, 10/25/36	1,501
4,434,195	FNR 07-95 A1, 0.49%, 8/27/36	4,404
77,860	FNR 88-12A, 3.75%, 2/25/18	81
4,092,767	FNW 04-W2 4A, 3.09%, 2/25/44	4,247
198,377	G2 3133 30YR, 6.50%, 9/20/31	236
2,560,743	G2 3415 30YR, 5.50%, 7/20/33	2,889
1,826,992	G2 3515 30YR, 5.50%, 2/20/34	2,061
2,675,872	G2 3584 30YR, 6.00%, 7/20/34	3,089
1,963,725	G2 3599 30YR, 6.50%, 8/20/34	2,286
2,312,961	G2 3711 30YR, 5.50%, 5/20/35	2,602
3,191,830	G2 3747 30YR, 5.00%, 8/20/35	3,569
2,173,626	G2 3772 30YR, 5.00%, 10/20/35	2,431
3,293,301	G2 3785 30YR, 5.00%, 11/20/35	3,683
1,513,480	G2 3805 30YR, 5.00%, 1/20/36	1,692
6,745,700	G2 3819 30YR, 5.50%, 2/20/36	7,590
869,535	G2 3891 30YR, 6.50%, 8/20/36	1,005
3,293,588	G2 4284 30YR, 5.50%, 11/20/38	3,582
4,803,362	G2 4437 30YR, 5.00%, 5/20/39	5,171
2,758,183	G2 4558 30YR, 4.50%, 10/20/39	3,058
5,577,059	G2 4560 30YR, 5.50%, 10/20/39	6,251
6,802,572	G2 4678 30YR, 4.50%, 4/20/40	7,583
9,518,945	G2 4713 30YR, 4.50%, 6/20/40	10,612
4,122,015	G2 4802 30YR, 5.00%, 9/20/40	4,601
8,035,904	G2 4978 30YR, 4.50%, 3/20/41	8,935
11,316,771	G2 4979 30YR, 5.00%, 3/20/41	12,627
7,613,727	G2 5083 30YR, 5.00%, 6/20/41	8,495
13,465,390	G2 5115 30YR, 4.50%, 7/20/41	14,967
11,952,272	G2 5140 30YR, 4.50%, 8/20/41	13,324
11,997,049	G2 5175 30YR, 4.50%, 9/20/41	13,373
13,040,086	G2 5259 30YR, 4.00%, 12/20/41	14,400
9,543,805	G2 5280 30YR, 4.00%, 1/20/42	10,539
565,564	G2 688058 30YR, 4.50%, 8/20/38	607
5,435,190	G2 701705 30YR, 5.00%, 2/20/39	5,952

7,452,115	G2 710025 30YR, 5.65%, 8/20/59	8,371
4,893,879	G2 713314 30YR, 6.00%, 3/20/39	5,456
1,251,053	G2 728869 30YR, 4.12%, 4/20/40	1,379
1,145,750	G2 728870 30YR, 4.62%, 4/20/40	1,274
1,325,549	G2 736498 30YR, 4.12%, 4/20/40	1,461
1,015,526	G2 736499 30YR, 4.62%, 4/20/40	1,129
7,742,399	G2 736932 50YR, 4.87%, 11/20/60	8,715
7,374,300	G2 740427 50YR, 4.81%, 9/20/60	8,284
981,892	G2 742040 30YR, 4.12%, 5/20/40	1,082
867,686	G2 742041 30YR, 4.62%, 6/20/40	964
6,532,957	G2 757211 30YR, 4.50%, 12/20/40	7,309
1,116,963	G2 770239 30YR, 4.00%, 2/20/42	1,233
3,456,179	G2 783286 30YR, 6.00%, 12/20/40	3,808
210,550	G2 80011 ARM, 1.625%, 11/20/26	219
694,062	G2 80013 ARM, 2.00%, 11/20/26	723
265,566	G2 80022 ARM, 1.625%, 12/20/26	276
201,264	G2 80023 ARM, 1.625%, 12/20/26	209
572,532	G2 80029 ARM, 1.62%, 1/20/27	595
1,303,967	G2 80044 ARM, 1.62%, 2/20/27	1,355
1,839,633	G2 80052 ARM, 1.62%, 3/20/27	1,911
277,735	G2 8006 ARM, 1.62%, 7/20/22	288
3,474,715	G2 80074 ARM, 2.37%, 5/20/27	3,619
520,410	G2 80134 ARM, 1.625%, 11/20/27	541
1,198,151	G2 80196 ARM, 2.37%, 5/20/28	1,248
237,487	G2 80272 ARM, 2.37%, 4/20/29	247
183,870	G2 80311 ARM, 1.62%, 8/20/29	191
4,005,347	G2 80319 ARM, 1.62%, 9/20/29	4,157
119,972	G2 80346 ARM, 1.625%, 11/20/29	125
1,156,543	G2 8041 ARM, 1.62%, 8/20/22	1,200
226,715	G2 80424 ARM, 1.62%, 7/20/30	235
418,168	G2 80428 ARM, 2.00%, 7/20/30	435
261,648	G2 80507 ARM, 2.37%, 4/20/31	273
486,510	G2 80541 ARM, 1.62%, 9/20/31	505
776,511	G2 80556 ARM, 1.625%, 11/20/31	808
887,019	G2 80569 ARM, 1.62%, 1/20/32	922
529,955	G2 80570 ARM, 1.62%, 1/20/32	551
218,747	G2 80579 ARM, 1.62%, 2/20/32	227
757,334	G2 80593 ARM, 2.37%, 4/20/32	789
621,215	G2 80604 ARM, 2.37%, 5/20/32	647
1,281,263	G2 80611 ARM, 2.37%, 6/20/32	1,342
303,755	G2 80612 ARM, 2.50%, 6/20/32	317
704,660	G2 8062 ARM, 1.625%, 10/20/22	733
2,772,083	G2 80637 ARM, 1.62%, 9/20/32	2,877
8,579,997	G2 80749 ARM, 1.625%, 10/20/33	8,927
916,378	G2 80780 ARM, 2.12%, 12/20/33	955
7,391,466	G2 80790 ARM, 1.625%, 12/20/33	7,691
252,052	G2 80791 ARM, 2.625%, 12/20/33	264
4,029,262	G2 80795 ARM, 1.625%, 12/20/33	4,192
448,568	G2 80826 ARM, 1.62%, 2/20/34	466
3,763,347	G2 80835 ARM, 1.62%, 2/20/34	3,910
792,836	G2 80837 ARM, 1.62%, 2/20/34	824
3,498,469	G2 80856 ARM, 1.62%, 3/20/34	3,635
84,395	G2 80932 ARM, 2.00%, 6/20/34	88
305,686	G2 80934 ARM, 2.50%, 6/20/34	319
704,254	G2 81018 ARM, 1.62%, 8/20/34	731
166,158	G2 81019 ARM, 2.12%, 8/20/34	173
765,701	G2 81036 ARM, 1.62%, 8/20/34	795
42,660	G2 81044 ARM, 1.62%, 8/20/34	44
155,149	G2 8121 ARM, 1.625%, 1/20/23	161
2,905,896	G2 81214 ARM, 1.62%, 1/20/35	3,019
1,084,036	G2 81220 ARM, 1.62%, 1/20/35	1,126
937,147	G2 81278 ARM, 1.62%, 3/20/35	974
176,759	G2 81402 ARM, 2.12%, 7/20/35	184
38,329	G2 81405 ARM, 2.12%, 7/20/35	40

2,698,576	G2 81696 ARM, 1.75%, 6/20/36	2,810
611,627	G2 81807 ARM, 1.625%, 12/20/36	636
764,807	G2 81938 30YR, 1.62%, 7/20/37	794
590,379	G2 8198 ARM, 2.37%, 5/20/23	615
4,331,239	G2 82107 30YR, 3.00%, 7/20/38	4,536
1,037,945	G2 82151 ARM, 1.62%, 9/20/38	1,077
566,414	G2 82245 30YR, 4.00%, 12/20/38	593
218,471	G2 8228 ARM, 1.62%, 7/20/23	227
8,877,720	G2 82457 ARM, 3.00%, 1/20/40	9,248
5,899,445	G2 82463 ARM, 3.75%, 1/20/40	6,272
3,427,101	G2 82606 ARM, 4.00%, 8/20/40	3,666
183,647	G2 8301 ARM, 1.625%, 10/20/23	191
3,355,802	G2 8302 ARM, 1.625%, 10/20/23	3,492
2,845,976	G2 83031 ARM, 2.50%, 1/20/42	2,977
3,125,506	G2 83048 ARM, 3.00%, 2/20/42	3,324
205,872	G2 8339 ARM, 1.625%, 12/20/23	214
543,454	G2 8358 ARM, 1.62%, 1/20/24	565
422,980	G2 8359 ARM, 1.62%, 1/20/24	439
397,924	G2 8371 ARM, 1.62%, 2/20/24	413
195,519	G2 8373 ARM, 1.62%, 2/20/24	203
642,645	G2 8387 ARM, 1.62%, 3/20/24	668
614,745	G2 8398 ARM, 2.37%, 4/20/24	640
586,684	G2 8399 ARM, 2.37%, 4/20/24	611
334,981	G2 8421 ARM, 2.37%, 5/20/24	349
577,411	G2 849350 ARM, 1.625%, 12/20/25	601
862,807	G2 849351 ARM, 1.625%, 11/20/25	898
1,777,564	G2 8547 ARM, 2.00%, 11/20/24	1,851
149,543	G2 8580 ARM, 2.00%, 1/20/25	156
222,613	G2 8595 ARM, 2.00%, 2/20/25	232
435,896	G2 8781 ARM, 1.62%, 1/20/26	453
400,599	G2 8814 ARM, 1.62%, 2/20/26	416
157,053	G2 8815 ARM, 1.62%, 2/20/26	163
120,923	G2 8855 ARM, 2.00%, 10/20/21	126
140,152	G2 8867 ARM, 1.625%, 11/20/21	146
975,523	G2 8968 ARM, 1.62%, 9/20/26	1,012
227,833	G2 8989 ARM, 1.625%, 10/20/26	237
2,177,276	G2 8991 ARM, 1.625%, 10/20/26	2,265
20,000,000	G2SF 3.50%, 30YR TBA (c)	21,716
49,700,000	G2SF 4.00%, 30YR TBA (c)	54,686
12,950,000	G2SF 5.00%, 30YR TBA (c)	14,391
11,671,647	GN 367090 30YR, 4.50%, 7/15/41	13,050
14,282,849	GN 367092 30YR, 4.50%, 7/15/41	15,997
4,373,641	GN 455989 15YR, 5.00%, 7/15/26	4,830
376,334	GN 524825 30YR, 5.47%, 10/15/29	419
181,637	GN 524869 30YR, 5.47%, 1/15/30	202
290,270	GN 524925 30YR, 5.47%, 2/15/30	324
173,771	GN 524968 30YR, 5.47%, 3/15/30	194
172,971	GN 524996 30YR, 5.47%, 5/15/30	193
166,651	GN 525015 30YR, 5.47%, 6/15/30	186
118,701	GN 525033 30YR, 5.47%, 7/15/30	132
137,791	GN 546392 30YR, 5.47%, 2/15/31	154
697,857	GN 558954 20YR, 5.25%, 5/15/29	766
1,537,815	GN 558956 30YR, 4.50%, 6/15/29	1,664
321,749	GN 596009 30YR, 5.75%, 7/15/32	362
162,584	GN 596023 30YR, 5.75%, 7/15/32	183
199,571	GN 596035 30YR, 5.75%, 8/15/32	225
351,570	GN 596054 30YR, 5.75%, 8/15/32	396
167,545	GN 596071 30YR, 5.75%, 8/15/32	189
238,864	GN 596072 30YR, 5.75%, 7/15/32	269
588,799	GN 596090 30YR, 5.75%, 8/15/32	663
462,782	GN 596135 30YR, 5.75%, 8/15/32	521
283,747	GN 596166 30YR, 5.75%, 8/15/32	320
306,481	GN 596178 30YR, 5.75%, 9/15/32	345
53,257	GN 596184 30YR, 5.75%, 8/15/32	60

202,025	GN 596197 30YR, 5.75%, 8/15/32	227
310,351	GN 596225 30YR, 5.75%, 9/15/32	349
45,098	GN 596230 30YR, 5.75%, 8/15/32	51
127,657	GN 596231 30YR, 5.75%, 9/15/32	144
269,908	GN 596237 30YR, 5.75%, 9/15/32	304
47,389	GN 596312 30YR, 5.75%, 9/15/32	53
69,295	GN 596313 30YR, 5.75%, 9/15/32	78
85,874	GN 596367 30YR, 5.75%, 9/15/32	97
258,539	GN 596396 30YR, 5.75%, 9/15/32	291
575,729	GN 601699 30YR, 5.70%, 12/15/32	648
718,951	GN 601738 30YR, 5.25%, 1/15/33	801
477,077	GN 601772 30YR, 5.25%, 1/15/33	532
322,219	GN 601774 30YR, 5.25%, 1/15/33	359
180,031	GN 601775 30YR, 5.70%, 1/15/33	203
298,297	GN 601786 30YR, 5.25%, 2/15/33	332
253,256	GN 601791 30YR, 5.25%, 2/15/33	282
405,378	GN 601810 30YR, 5.25%, 2/15/33	452
454,839	GN 601845 30YR, 5.25%, 2/15/33	507
309,502	GN 601858 30YR, 5.70%, 2/15/33	348
161,252	GN 601871 30YR, 5.75%, 12/15/32	182
1,610,687	GN 601872 30YR, 5.25%, 3/15/33	1,795
79,210	GN 601912 30YR, 5.25%, 3/15/33	88
424,777	GN 601937 30YR, 5.25%, 3/15/33	474
245,208	GN 602002 30YR, 5.25%, 3/15/33	273
211,736	GN 602043 30YR, 5.25%, 4/15/33	236
1,376,024	GN 605099 30YR, 5.50%, 3/15/34	1,561
355,475	GN 613272 30YR, 5.25%, 5/15/33	396
186,741	GN 613354 30YR, 5.45%, 7/15/33	208
125,250	GN 613355 30YR, 5.70%, 4/15/33	141
69,276	GN 613379 30YR, 5.45%, 7/15/33	77
2,621,583	GN 616826 30YR, 5.50%, 1/15/35	2,975
9,942,406	GN 616913 30YR, 3.50%, 2/15/42	10,858
1,492,426	GN 629903 35YR, 5.80%, 6/15/42	1,585
6,778,934	GN 630057 30YR, 5.13%, 4/15/48	7,769
6,215,907	GN 673234 30YR, 6.00%, 11/15/38	7,003
2,032,745	GN 677318 30YR, 6.00%, 9/15/38	2,295
839,409	GN 677378 30YR, 7.00%, 10/15/38	977
1,095,183	GN 690008 30YR, 7.00%, 10/15/38	1,275
1,955,766	GN 697066 30YR, 5.00%, 3/15/39	2,141
3,282,398	GN 698035 30YR, 6.00%, 1/15/39	3,698
8,079,452	GN 701943 30YR, 5.00%, 6/15/39	8,961
7,149,133	GN 704439 30YR, 4.50%, 3/15/39	7,871
7,079,840	GN 710868 30YR, 5.50%, 9/15/39	7,955
2,329,554	GN 713930 30YR, 5.00%, 10/15/39	2,554
914,285	GN 728159 20YR, 5.25%, 11/15/29	1,004
9,258,144	GN 734089 30YR, 4.00%, 12/15/40	10,265
1,858,435	GN 743362 30YR, 4.75%, 6/15/40	2,048
311,500	GN 743363 30YR, 4.25%, 5/15/40	343
299,023	GN 743502 30YR, 4.25%, 6/15/40	329
782,719	GN 743503 30YR, 4.75%, 6/15/40	862
107,729	GN 743610 30YR, 4.25%, 6/15/40	118
651,189	GN 743611 30YR, 4.75%, 6/15/40	717
8,609,757	GN 745183 30YR, 4.50%, 7/15/40	9,519
12,403,377	GN 745187 30YR, 4.50%, 7/15/40	13,744
206,775	GN 747368 30YR, 4.75%, 7/15/40	227
288,932	GN 747491 30YR, 4.75%, 7/15/40	318
66,186	GN 747610 30YR, 4.75%, 8/15/40	73
69,471	GN 747740 30YR, 4.25%, 9/15/40	76
374,357	GN 747741 30YR, 4.75%, 9/15/40	414
1,743,964	GN 761040 30YR, 4.25%, 3/15/41	1,920
698,532	GN 761664 30YR, 4.25%, 4/15/41	769
1,351,300	GN 762726 30YR, 4.25%, 3/15/41	1,488
1,921,396	GN 763012 30YR, 4.25%, 4/15/41	2,116
1,619,689	GN 763216 30YR, 4.25%, 4/15/41	1,784

77,100	GN 768576 30YR, 4.25%, 4/15/41	85
271,383	GN 768721 30YR, 4.25%, 4/15/41	299
430,293	GN 768886 30YR, 4.25%, 6/15/41	474
318,777	GN 781324 30YR, 7.00%, 7/15/31	383
1,178,638	GN 781636 30YR, 5.50%, 7/15/33	1,318
1,644,312	GN 781810 30YR, 5.50%, 10/15/34	1,850
5,833,177	GN 781811 30YR, 5.00%, 10/15/34	6,498
5,547,869	GN 782835 30YR, 6.00%, 12/15/39	6,252
5,776,812	GN 782858 30YR, 6.00%, 11/15/39	6,510
11,275,948	GN 783479 30YR, 3.87%, 10/15/41	12,344
15,000,000	GNMA 3.00%, 30YR TBA (c)	15,832
10,000,000	GNMA 3.00%, 30YR TBA (c)	10,525
118,500,000	GNMA 3.50%, 30YR TBA (c)	128,610
122,700,000	GNMA 4.00%, 30YR TBA (c)	134,740
80,120,000	GNMA 4.50%, 30YR TBA (c)	87,982
654,015	GNR 00-22 FG, 0.44%, 5/16/30	656
172,031	GNR 00-26 DF, 0.64%, 9/20/30	174
426,112	GNR 00-26 FA, 0.79%, 9/20/30	431
700,826	GNR 00-9 FG, 0.84%, 2/16/30	710
485,546	GNR 00-9 FH, 0.74%, 2/16/30	490
996,927	GNR 01-11 FB, 0.49%, 9/17/29	1,003
560,384	GNR 01-19 F, 0.74%, 5/16/31	566
102,503	GNR 01-21 FN, 0.44%, 8/16/22	103
2,625,570	GNR 01-22 FG, 0.59%, 5/16/31	2,647
235,172	GNR 01-26 F, 0.59%, 5/16/31	237
991,660	GNR 01-31 FA, 0.49%, 6/16/31	998
56,101	GNR 01-33 F, 0.69%, 7/20/31	57
1,000,379	GNR 01-35 FA, 0.49%, 8/16/31	1,007
678,736	GNR 01-46 FA, 0.66%, 9/16/31	685
3,018,355	GNR 01-47 FA, 0.64%, 9/16/31	3,045
1,291,195	GNR 01-59 FA, 0.64%, 11/16/24	1,305
726,961	GNR 01-64 F, 0.59%, 11/20/31	729
569,510	GNR 01-65 FV, 0.64%, 2/20/29	574
658,326	GNR 02-11 FJ, 0.74%, 2/20/32	665
700,263	GNR 02-13 FA, 0.74%, 2/16/32	707
295,629	GNR 02-24 FA, 0.74%, 4/16/32	298
236,683	GNR 02-4 FY, 0.69%, 1/16/32	239
367,608	GNR 02-41 HF, 0.64%, 6/16/32	371
1,723,408	GNR 02-48 FG, 0.54%, 12/16/30	1,737
1,552,639	GNR 02-48 FT, 0.44%, 12/16/26	1,559
1,705,066	GNR 02-5 FP, 0.79%, 1/16/32	1,723
1,483,373	GNR 02-72 FA, 0.64%, 10/20/32	1,497
682,352	GNR 02-72 FB, 0.64%, 10/20/32	689
1,468,103	GNR 02-72 FE, 0.64%, 10/20/32	1,483
2,503,843	GNR 02-76 F, 0.44%, 1/16/31	2,513
318,223	GNR 02-76 FY, 0.54%, 12/16/26	321
319,286	GNR 02-79 FB, 0.49%, 11/16/32	319
4,533,896	GNR 03-35 CF, 0.54%, 3/16/33	4,570
5,621,875	GNR 03-67 FP, 1.14%, 8/20/33	5,805
863,772	GNR 03-69 FD, 0.69%, 2/16/29	870
2,544,387	GNR 03-71 FC, 0.74%, 7/20/33	2,566
3,308,356	GNR 03-94 FB, 0.54%, 12/16/30	3,330
1,256,229	GNR 04-105 FH, 0.79%, 9/17/34	1,273
4,979,048	GNR 04-49 F, 0.64%, 11/20/30	4,988
8,910,011	GNR 04-5 PF, 0.79%, 2/20/33	8,965
5,408,113	GNR 04-56 F, 0.64%, 6/20/33	5,462
1,529,172	GNR 04-59 FH, 0.49%, 8/16/34	1,539
2,322,537	GNR 04-73 JM, 0.00%, 9/16/34	2,265
3,395,683	GNR 04-80 FM, 0.54%, 7/20/34	3,398
3,248,310	GNR 05-6 FC, 0.44%, 3/20/33	3,249
939,889	GNR 06-47 FA, 0.44%, 8/16/36	942
547,016	GNR 06-62 FB, 0.40%, 11/20/36	548
1,477,748	GNR 06-64 PO, 0.00%, 4/16/34	1,455
4,741,446	GNR 07-51 JF, 0.49%, 6/20/37	4,752

502,459	GNR 07-59 FJ, 0.54%, 7/20/37	505
2,731,114	GNR 07-76 FB, 0.74%, 11/20/37	2,752
7,007,074	GNR 08-15 CF, 0.75%, 2/20/38	7,062
1,549,746	GNR 08-2 FH, 0.69%, 1/20/38	1,561
13,017,075	GNR 08-61 KF, 0.91%, 7/20/38	13,218
2,005,238	GNR 08-67 UF, 0.69%, 6/20/38	2,022
6,940,293	GNR 09-109 DF, 0.74%, 7/20/37	6,966
3,393,497	GNR 09-109 FA, 0.64%, 5/16/38	3,410
9,017,316	GNR 09-73 PJ, 5.00%, 8/16/39	9,942
4,520,743	GNR 09-87 FB, 0.89%, 9/20/39	4,576
2,026,080	GNR 09-93 EJ, 3.50%, 5/20/35	2,082
3,981,671	GNR 10-126 QF, 0.69%, 12/16/39	3,993
27,360,204	GNR 10-132 IO, 2.08%, 11/16/52	2,326
2,449,068	GNR 10-57 QF, 0.74%, 5/20/40	2,465
37,745,984	GNR 10-71 IO, 1.515%, 3/16/52	2,227
9,442,028	GNR 11-123 FD, 0.54%, 9/20/41	9,449
1,000,000	GNR 11-13 PB, 4.00%, 1/16/41	1,170
6,595,532	GNR 11-52 PF, 0.59%, 4/16/41	6,617
922,493	GNR 97-13 F, 0.75%, 9/16/27	933
2,815,713	GNR 98-2 FA, 0.74%, 1/16/28	2,848
788,867	GNR 99-18 FA, 0.54%, 5/16/29	795
661,771	GNR 99-37 FJ, 0.79%, 10/16/29	670
543,039	GNR 99-40 FE, 0.79%, 11/16/29	547
689,616	GNR 99-40 FK, 0.79%, 11/16/29	697
665,732	GNR 99-45 FC, 0.64%, 12/16/29	669
798,879	GNR 99-45 FH, 0.69%, 12/16/29	803

		1,282,559

NCUA Guaranteed (5%)
9,951,666	NCUA Guaranteed Notes, 0.61%, 11/6/17	9,968
5,343,050	NCUA Guaranteed Notes, 0.62%, 3/6/20	5,351
5,564,069	NCUA Guaranteed Notes, 0.62%, 4/6/20	5,573
3,124,132	NCUA Guaranteed Notes, 0.62%, 5/7/20	3,127
3,308,324	NCUA Guaranteed Notes, 0.64%, 2/6/20	3,310
7,477,833	NCUA Guaranteed Notes, 0.64%, 3/11/20	7,487
4,685,001	NCUA Guaranteed Notes, 0.69%, 10/7/20	4,697
4,924,900	NCUA Guaranteed Notes, 0.71%, 11/5/20	4,926
3,136,085	NCUA Guaranteed Notes, 0.77%, 3/9/21	3,136

		47,575

U.S. Government Agency (4%)
42,000,000	FHLB Disc Note, 0.08%, 8/17/12 (b)	41,999

Total Bonds (Cost-$1,342,788)		1,380,034

Investment Company (Cost-$29,584) (3%)
29,583,955	Payden Cash Reserves Money Market Fund *	29,584

Total (Cost-$1,372,372) (151%)		1,409,618
Liabilities in excess of Other Assets (-51%)		(477,316)

Net Assets (100%)		$932,302

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Yield to maturity at time of purchase.
(c)	Security purchased on a delayed delivery basis.

Payden Core Bond Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Asset Backed (1%)
145,821	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.90%, 11/25/32	$122
3,696,956	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	4,064
107,629	Landmark Mortgage Securities PLC, 1.15%, 6/17/38 GBP (b)	142
176,456	Sequoia Mortgage Trust, 1.04%, 10/20/27	169
70,766	Structured Asset Investment Loan Trust, 1.24%, 9/25/34	64

		4,561

Corporate (50%)
1,200,000	Abu Dhabi National Energy Co. 144A, 4.12%, 3/13/17 (a)	1,281
1,000,000	Ally Financial Inc., 7.50%, 9/15/20	1,170
1,680,000	America Movil SAB de CV, 3.12%, 7/16/22	1,733
3,000,000	American Honda Finance Corp. 144A, 1.06%, 8/5/13 (a)	3,013
4,315,000	American Honda Finance Corp. 144A, 2.12%, 2/28/17 (a)	4,445
1,020,000	American International Group Inc., 3.00%, 3/20/15	1,039
3,480,000	American International Group Inc., 4.87%, 6/1/22	3,712
3,160,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	3,260
1,240,000	Arizona Public Service Co., 4.50%, 4/1/42	1,383
1,920,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	2,035
3,060,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (a)	3,286
2,540,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (a)	2,541
2,830,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	3,000
1,630,000	Banco del Estado de Chile 144A, 3.87%, 2/8/22 (a)	1,722
1,550,000	Banco del Estado de Chile 144A, 4.12%, 10/7/20 (a)	1,664
2,130,000	Bank of America Corp., 3.70%, 9/1/15	2,205
1,600,000	Bank of America Corp., 3.87%, 3/22/17 (f)	1,672
3,125,000	Bank of New York Mellon Corp., 1.70%, 11/24/14	3,191
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,342
3,100,000	BioMed Realty LP, 3.85%, 4/15/16	3,232
1,345,000	Boston Properties LP, 3.70%, 11/15/18	1,436
3,500,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	3,605
1,000,000	Cablevision Systems Corp., 7.75%, 4/15/18	1,092
2,270,000	Capital One Financial Corp., 3.15%, 7/15/16	2,379
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.87%, 4/30/18	1,096
885,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,197
2,590,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (a)	3,060
2,815,000	CenturyLink Inc., 5.80%, 3/15/22	2,993
2,925,000	Chubb Corp., 6.37%, 3/29/67	3,071
2,695,000	Citigroup Inc., 4.45%, 1/10/17	2,883
1,270,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	1,350
1,170,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (a)	1,395
2,950,000	Commonwealth Bank of Australia 144A, 1.20%, 3/17/14 (a)	2,960
2,740,000	Coventry Health Care Inc., 5.45%, 6/15/21	3,132
1,350,000	CVS Caremark Corp., 6.12%, 9/15/39	1,783
2,510,000	Daimler Finance North America LLC 144A, 1.08%, 3/28/14 (a)	2,507
3,982,000	Digital Realty Trust LP, 5.87%, 2/1/20	4,512
1,000,000	DineEquity Inc., 9.50%, 10/30/18	1,110
3,190,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 2.40%, 3/15/17	3,278
3,060,000	Dollar General Corp., 4.12%, 7/15/17	3,190
2,225,000	Dow Chemical Co., 9.40%, 5/15/39	3,692
3,150,000	eBay Inc., 4.00%, 7/15/42 (f)	3,186
1,050,000	Elizabeth Arden Inc., 7.37%, 3/15/21	1,160
1,280,000	Encana Corp., 6.50%, 8/15/34	1,498
1,000,000	Energy Transfer Equity LP, 7.50%, 10/15/20	1,148
3,840,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	4,222
1,120,000	ERAC USA Finance LLC 144A, 2.75%, 3/15/17 (a)	1,148
2,860,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (a)	3,185
1,560,000	Florida Power & Light Co., 4.12%, 2/1/42	1,755
2,380,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	2,372
1,100,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,205
1,320,000	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22 (f)	1,539
1,320,000	General Electric Capital Corp., 5.875%, 1/14/38	1,610
4,065,000	General Electric Capital Corp., 6.37%, 11/15/67	4,295
2,305,000	Goldman Sachs Group Inc., 1.46%, 2/7/14	2,284
5,155,000	Health Care REIT Inc., 4.12%, 4/1/19	5,366
1,640,000	Hewlett-Packard Co., 6.00%, 9/15/41	1,850

6,020,000	HSBC USA Inc., 5.00%, 9/27/20	6,267
1,800,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a)	1,791
1,865,000	ING Bank NV 144A, 1.52%, 3/15/13 (a)	1,870
1,335,000	Intel Corp., 4.80%, 10/1/41	1,630
1,000,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,071
1,030,000	Interactive Data Corp., 10.25%, 8/1/18	1,172
2,950,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (a)	3,142
1,435,000	JPMorgan Chase & Co., 5.40%, 1/6/42	1,685
2,350,000	Kaiser Foundation Hospitals, 3.50%, 4/1/22	2,487
2,450,000	KazMunayGas National Co., 9.125%, 7/2/18 (e)	3,164
2,630,000	KeyCorp, 6.50%, 5/14/13	2,741
3,794,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	4,494
2,935,000	Kraft Foods Group Inc. 144A, 3.50%, 6/6/22 (a)	3,117
2,470,000	Kraft Foods Inc., 6.50%, 2/9/40	3,409
770,000	Kroger Co., 7.50%, 4/1/31	1,025
1,920,000	Lincoln National Corp., 4.20%, 3/15/22	1,987
1,000,000	Linn Energy LLC, 7.75%, 2/1/21	1,060
2,375,000	Lloyds TSB Bank PLC, 4.20%, 3/28/2017	2,480
3,215,000	Lockheed Martin Corp., 4.85%, 9/15/41	3,810
3,915,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	4,576
425,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (a)	472
1,710,000	MassMutual Global Funding 144A, 0.97%, 9/27/13 (a)	1,719
645,000	MetLife Inc., 10.75%, 8/1/39	935
1,550,000	MetLife Inc., 6.40%, 12/15/36	1,627
1,480,000	MetLife Institutional Funding 144A, 1.36%, 4/4/14 (a)	1,489
1,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	1,065
2,311,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	3,081
1,215,000	Morgan Stanley, 1.42%, 4/29/13	1,208
830,000	Morgan Stanley, 3.80%, 4/29/16	823
3,160,000	National Australia Bank Ltd. 144A, 1.39%, 7/25/14 (a)	3,178
904,000	Navistar International Corp., 8.25%, 11/1/21 (f)	852
1,050,000	NBTY Inc., 9.00%, 10/1/18	1,171
3,240,000	Newmont Mining Corp., 4.87%, 3/15/42	3,385
1,285,000	News America Inc., 6.65%, 11/15/37	1,666
2,070,000	Omnicom Group Inc., 5.90%, 4/15/16	2,395
1,515,000	Packaging Corp of America, 3.90%, 6/15/22	1,591
2,082,000	Penske Truck Leasing Co. 144A, 3.75%, 5/11/17 (a)	2,114
2,115,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (a)	2,299
3,010,000	Petrobras International Finance Co., 5.37%, 1/27/21	3,382
2,530,000	Petroleos Mexicanos, 6.00%, 3/5/20	3,049
2,130,000	Petronas Capital Ltd., 7.875%, 5/22/22 (e)	3,008
2,060,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	2,163
1,050,000	Pinnacle Foods Finance LLC, 8.25%, 9/1/17	1,127
3,715,000	Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	3,945
1,455,000	Republic Services Inc., 5.50%, 9/15/19	1,716
1,000,000	Reynolds Group Issuer Inc., 6.87%, 2/15/21	1,070
1,380,000	Rock-Tenn Co. 144A, 4.45%, 3/1/19 (a)	1,460
3,390,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	3,440
3,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (a)	3,029
2,845,000	Ryder System Inc., 3.50%, 6/1/17	3,011
2,285,000	Safeway Inc., 3.40%, 12/1/16	2,297
1,000,000	SandRidge Energy Inc., 8.75%, 1/15/20	1,070
4,735,000	Schlumberger Investment SA 144A, 2.40%, 8/1/22 (a)	4,760
1,460,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (a)	1,591
2,105,000	Southern Co., 1.95%, 9/1/16	2,175
1,370,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	1,378
1,000,000	Sprint Capital Corp., 6.90%, 5/1/19	1,030
3,570,000	State Bank of India/London 144A, 4.12%, 8/1/17 (a)	3,561
4,420,000	Symantec Corp., 4.20%, 9/15/20	4,632
1,905,000	Teck Resources Ltd., 5.40%, 2/1/43	1,913
835,000	Telecom Italia Capital, 5.25%, 11/15/13	854
2,540,000	Telefonaktiebolaget LM Ericsson, 4.12%, 5/15/22	2,612
1,145,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	1,139
1,420,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	1,280
2,520,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	2,530
1,340,000	Time Warner Inc., 4.90%, 6/15/42	1,473
1,130,000	TransCanada PipeLines Ltd., 7.25%, 8/15/38	1,734
1,495,000	Tyco Electronics Group SA, 3.50%, 2/3/22	1,553
1,700,000	US Bancorp, 2.95%, 7/15/22	1,723
1,376,000	Vale Overseas Ltd., 6.87%, 11/21/36	1,662
1,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (a) (f)	1,038

1,980,000	Valero Energy Corp., 6.62%, 6/15/37	2,404
1,330,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (e)	1,460
1,690,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	1,673
2,953,000	Vornado Realty LP, 4.25%, 4/1/15	3,131
3,125,000	WellPoint Inc., 2.37%, 2/15/17	3,207
2,915,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (a)	3,186
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (f)	1,115
1,050,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (a)	1,145
1,750,000	Yum! Brands Inc., 6.87%, 11/15/37	2,452

		315,696

Foreign Government (1%)
1,700,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (a)	1,863
2,050,000	Inter-American Development Bank, 3.875%, 9/17/19	2,425
950,000	Republic of Indonesia, 11.625%, 3/4/19 (e)	1,446
1,094,800	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30 (e)	1,362

		7,096

Mortgage Backed (33%)
4,415	Bear Stearns Adjustable Rate Mortgage Trust, 2.62%, 4/25/33	4
499,999	Bear Stearns Adjustable Rate Mortgage Trust, 2.65%, 10/25/35	419
7,911,198	FG G06020 30YR, 5.50%, 12/1/39	8,647
2,824,459	FHLMC Multifamily Structured Pass Through Certificate, 1.89%, 12/25/20	2,934
3,163,190	FHR 2963 FV, 0.59%, 6/15/34	3,166
6,779,478	FHR 4065 IO, 4.00%, 6/15/32	1,517
10,229,463	FN 254766, 5.00%, 6/1/33	11,189
609,341	FN 725027 30YR, 5.00%, 11/1/33	668
4,734,706	FN 725423, 5.50%, 5/1/34	5,235
7,608,009	FN 725424, 5.50%, 4/1/34	8,412
1,386,020	FN 725425, 5.50%, 4/1/34	1,531
6,861,569	FN 745418 ARM, 5.50%, 4/1/36	7,570
6,904,065	FN 995203, 5.00%, 7/1/35	7,579
7,141,941	FN A07975 15YR, 3.00%, 6/1/27	7,592
3,879,957	FN AE0138 30YR, 4.50%, 3/1/40	4,302
3,340,983	FN AE0888 ARM, 3.54%, 2/1/41	3,522
9,425,210	FN AJ7680 30YR, 3.50%, 12/1/41	10,012
8,936,739	FN AJ7689 30YR, 4.00%, 12/1/41	9,597
100,000	FNMA 3.00%, 15YR TBA (c)	105
9,680,000	FNMA 3.00%, 30YR TBA (c)	10,046
7,900,000	FNMA 3.50%, 30YR TBA (c)	8,384
29,420,000	FNMA 4.00%, 30YR TBA (c)	31,539
11,515,000	FNMA 4.50%, 30YR TBA (c)	12,456
1,909,358	FNW 04-W2 4A, 3.09%, 2/25/44	1,981
4,688,321	G2 5140 30YR, 4.50%, 8/20/41	5,226
4,627,312	G2 5175 30YR, 4.50%, 9/20/41	5,158
6,661,783	G2 5259 30YR, 4.00%, 12/20/41	7,356
2,959,535	GN 711522 30YR, 4.50%, 7/15/40	3,280
6,077,972	GN 734089 30YR, 4.00%, 12/15/40	6,739
5,935,902	GN 745187 30YR, 4.50%, 7/15/40	6,578
300,000	Granite Master Issuer PLC, 1.10%, 12/17/54	221
202,075	Harborview Mortgage Loan Trust, 2.85%, 1/19/35	164
801,165	JP Morgan Mortgage Trust, 6.00%, 7/25/36	713
61,130	Morgan Stanley Mortgage Loan Trust, 2.45%, 7/25/34	56
2,635,931	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	2,668
1,639,725	Prime Mortgage Trust, 5.00%, 10/25/35	1,512
143,573	Structured Asset Mortgage Investments Inc., 2.64%, 2/19/35	125
92,258	Structured Asset Mortgage Investments Inc., 3.92%, 7/25/32	93
10,915	Structured Asset Securities Corp., 0.00%, 8/25/32	6
2,177,406	Thornburg Mortgage Securities Trust, 0.98%, 9/25/44	2,040
7,930,000	WaMu Mortgage Pass Through Certificates, 2.47%, 1/25/36	6,746
1,363,246	WaMu Mortgage Pass Through Certificates, 2.61%, 7/25/37	910

		207,998

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,999
NCUA Guaranteed (3%)
6,054,095	NCUA Guaranteed Notes, 0.61%, 11/6/17	6,064
9,083,301	NCUA Guaranteed Notes, 0.80%, 12/8/20	9,151
5,058,875	NCUA Guaranteed Notes, 2.65%, 10/29/20	5,299
330,000	NCUA Guaranteed Notes, 2.90%, 10/29/20	351

		20,865

U.S. Treasury (6%)
20,000,000	U.S. Treasury Bill, 0.07%, 9/6/12 (d)	19,999
4,000,000	U.S. Treasury Bill, 0.13%, 1/17/13 (d) (g)	3,998

29,500,000	U.S. Treasury Strip Principal, 0.00%, 11/15/40	13,772

		37,769

Total Bonds (Cost-$567,730)		595,984

Preferred Stock (Cost-$1,900) (0%)
19,000	General Electric Capital Corp.	1,951
Investment Company (Cost-$67,162) (11%)
5,839,409	Payden Cash Reserves Money Market Fund *	5,839
1,516,202	Payden Emerging Markets Bond Fund Institutional Class *	22,622
1,500,000	Payden Emerging Markets Local Bond Fund Investor Class *	15,090
3,369,196	Payden High Income Fund Investor Class *	24,225

		67,776

Total (Cost-$636,792) (105%)		665,711
Liabilities in excess of Other Assets (-5%)		(31,037)

Net Assets (100%)		$634,674

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principle in foreign currency.
(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.
(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $8,368 and the total market value of the collateral held by the Fund is $8,621. Amounts in 000s.
(g)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/23/2012	Canadian Dollar (Buy 3,176)	RBC Capital	$60
9/18/2012	Euro (Sell 15,428)	Royal Bank of Scotland	472
10/22/2012	Singapore Dollar (Buy 9,949)	State Street	127

			$659

Liabilities:
10/24/2012	Brazilian Real (Buy 6,484)	HSBC Securities	$(5)
8/9/2012	British Pound (Sell 95)	HSBC Securities	(1)
8/20/2012	Euro (Sell 25,683)	Barclays	(187)

			$(193)

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays	3M US LIBOR	4.00%	Dec-40	$9,400	$(3,394)

Payden Corporate Bond Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (91%)
Corporate (87%)
Capital Goods (1%)
300,000	Textron Inc., 5.60%, 12/1/17	$333
Consumer Cyclical (7%)
115,000	CVS Caremark Corp., 6.12%, 9/15/39	152
300,000	Expedia Inc., 7.45%, 8/15/18	351
250,000	Iconix Brand Group, Inc. 144A, 2.50%, 6/1/16 (a)	244
200,000	Ltd. Brands Inc., 6.62%, 4/1/21	223
545,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	637
130,000	Penske Truck Leasing Co. 144A, 3.75%, 5/11/17 (a)	132
265,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (a)	288
400,000	Time Warner Inc., 7.625%, 4/15/31	545
200,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (c)	223
100,000	Yum! Brands Inc., 6.87%, 11/15/37	140

		2,935

Consumer Non-Cyclical (7%)
80,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	138
190,000	Dollar General Corp., 4.12%, 7/15/17	198
150,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	151
180,000	Kraft Foods Group Inc. 144A, 3.50%, 6/6/22 (a)	191
410,000	Kraft Foods Inc., 6.50%, 2/9/40	566
300,000	Life Technologies Corp., 6.00%, 3/1/20	359
250,000	Mylan Inc. 144A, 7.62%, 7/15/17 (a)	280
95,000	Packaging Corp of America, 3.90%, 6/15/22	100
295,000	Safeway Inc., 3.40%, 12/1/16	297
250,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (a)	273
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	171

		2,724

Energy (8%)
55,000	Cenovus Energy Inc., 6.75%, 11/15/39	74
325,000	Encana Corp., 6.50%, 8/15/34	380
250,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (b)	315
190,000	KazMunayGas National Co., 9.125%, 7/2/18 (b)	245
325,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	385
280,000	National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	436
210,000	Newmont Mining Corp., 4.87%, 3/15/42	219
180,000	Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	191
300,000	Schlumberger Investment SA 144A, 2.40%, 8/1/22 (a)	302
210,000	TransCanada PipeLines Ltd., 7.625%, 1/15/39	330
230,000	Valero Energy Corp., 6.62%, 6/15/37	279
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	222

		3,378

Financial (33%)
270,000	American Honda Finance Corp. 144A, 2.12%, 2/28/17 (a)	278
215,000	American International Group Inc., 4.87%, 6/1/22	229
240,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	254
100,000	Bank of America Corp., 3.87%, 3/22/17 (c)	104
330,000	Bank of America Corp., 7.625%, 6/1/19	402
200,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	207
845,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	936
180,000	Boston Properties LP, 3.70%, 11/15/18	192
320,000	Capital One Financial Corp., 3.15%, 7/15/16	335
345,000	Citigroup Inc., 4.45%, 1/10/17	369
115,000	Citigroup Inc., 6.00%, 10/31/33	117
500,000	Citigroup Inc., 6.01%, 1/15/15	543
110,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	117
100,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (a)	119
300,000	Credit Suisse New York, 6.00%, 2/15/18	332
175,000	Digital Realty Trust LP, 5.87%, 2/1/20	198
75,000	ERAC USA Finance LLC 144A, 2.75%, 3/15/17 (a)	77
400,000	FMR LLC 144A, 6.45%, 11/15/39 (a)	476
200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	199
300,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	368
455,000	General Electric Capital Corp., 4.65%, 10/17/21	521

230,000	General Electric Capital Corp., 5.875%, 1/14/38	281
315,000	General Electric Capital Corp., 6.37%, 11/15/67	333
400,000	Goldman Sachs Group Inc., 3.70%, 8/1/15	410
675,000	HSBC USA Inc., 5.00%, 9/27/20	703
440,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	472
200,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (a)	213
355,000	JPMorgan Chase & Co., 4.35%, 8/15/21	390
120,000	Lincoln National Corp., 4.20%, 3/15/22	124
150,000	Lloyds TSB Bank PLC, 4.20%, 3/28/2017	157
230,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	232
100,000	MetLife Inc., 10.75%, 8/1/39	145
255,000	MetLife Inc., 6.40%, 12/15/36	268
300,000	Morgan Stanley, 6.00%, 5/13/14	316
200,000	MPT Operating Partnership LP, 6.87%, 5/1/21	214
425,000	North Fork Bancorporation Inc., 5.87%, 8/15/12	426
350,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	469
250,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	322
275,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	279
300,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (a)	303
225,000	State Bank of India/London 144A, 4.12%, 8/1/17 (a)	224
110,000	US Bancorp, 2.95%, 7/15/22	111
240,000	Wachovia Capital Trust III, 5.56%, 3/29/49	239
345,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (a)	377

		13,381

Healthcare (6%)
405,000	Coventry Health Care Inc., 5.45%, 6/15/21	463
410,000	Health Care REIT Inc., 4.12%, 4/1/19	427
250,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a) (c)	249
150,000	Kaiser Foundation Hospitals, 3.50%, 4/1/22	159
200,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (a) (c)	208
400,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	435
440,000	WellPoint Inc., 2.37%, 2/15/17	452

		2,393

Industrial (4%)
150,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	159
450,000	BAA Funding Ltd. 144A, 4.87%, 7/15/21 (a)	483
285,000	Republic Services Inc., 5.50%, 9/15/19	336
90,000	Rock-Tenn Co. 144A, 4.45%, 3/1/19 (a)	95
420,000	Ryder System Inc., 3.50%, 6/1/17	444
120,000	Teck Resources Ltd., 5.40%, 2/1/43	120

		1,637

Material (1%)
155,000	Dow Chemical Co., 9.40%, 5/15/39	257
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	242

		499

Real Estate Investment Trust (1%)
280,000	Vornado Realty LP, 4.25%, 4/1/15	297
Technology (4%)
200,000	eBay Inc., 4.00%, 7/15/42 (c)	202
345,000	Intel Corp., 4.80%, 10/1/41	421
220,000	Lockheed Martin Corp., 4.85%, 9/15/41	261
200,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	224
390,000	Symantec Corp., 4.20%, 9/15/20	409
100,000	Tyco Electronics Group SA, 3.50%, 2/3/22	104

		1,621

Telecommunication (9%)
300,000	American Tower Corp., 4.62%, 4/1/15	319
250,000	AT&T Inc., 6.55%, 2/15/39	345
260,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	268
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (a)	272
185,000	CenturyLink Inc., 5.80%, 3/15/22	197
100,000	Comcast Corp., 6.40%, 5/15/38	131
205,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 2.40%, 3/15/17	211
300,000	News America Inc., 6.40%, 12/15/35	377
225,000	Telecom Italia Capital, 5.25%, 11/15/13	230
155,000	Telefonaktiebolaget LM Ericsson, 4.12%, 5/15/22	159
320,000	Telefonica Emisiones SAU, 5.46%, 2/16/21	288
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	54
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	143
85,000	Time Warner Inc., 4.90%, 6/15/42	93

200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	299
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	220

		3,606

Transportation (1%)
450,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	465
Utility (5%)
160,000	Arizona Public Service Co., 4.50%, 4/1/42	178
205,000	Florida Power & Light Co., 4.12%, 2/1/42	231
300,000	Florida Power & Light Co., 5.69%, 3/1/40	413
250,000	MidAmerican Energy Holdings Co., 6.125%, 4/1/36	333
140,000	National Grid PLC, 6.30%, 8/1/16	162
180,000	Petrobras International Finance Co., 5.37%, 1/27/21	202
135,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	142
225,000	Sempra Energy, 9.80%, 2/15/19	318

		1,979

Total Corporate		35,248

U.S. Treasury (4%)
1,500,000	U.S. Treasury Bill, 0.04%, 8/2/12 (d)	1,500
100,000	U.S. Treasury Bill, 0.13%, 1/17/13 (d) (e)	100

		1,600

Total Bonds (Cost-$33,560)		36,848

Preferred Stock (Cost-$1,157) (3%)
12,700	Alexandria Real Estate Equities Inc.	333
1,000	General Electric Capital Corp.	103
9,000	Public Storage	240
5,000	United Technologies Corp.	264
9,600	Vornado Realty Trust	261

		1,201

Investment Company (Cost-$2,494) (6%)
1,693,854	Payden Cash Reserves Money Market Fund *	1,694
114,943	Payden High Income Fund *	826

		2,520

Total (Cost-$37,211) (100%)		40,569
Liabilities in excess of Other Assets (-0%)		(183)

Net Assets (100%)		$40,386

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $875 and the total market value of the collateral held by the Fund is $908. Amounts in 000s.
(d)	Yield to maturity at time of purchase.
(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)
Liability:
8/20/2012	Euro (Sell 1,633)	Barclays	$(12)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)

4	U.S. Ultra Long Bond Future	Sep-12	$690	$2

Payden High Income Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bonds (95%)
Airport/Port (1%)
2,580,000	Delta Air Lines Inc. 144A, 9.50%, 9/15/14 (a)	$2,732
4,500,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (a)	4,855
2,640,000	United Air Lines Inc. 144A, 9.875%, 8/1/13 (a)	2,746

		10,333

Consumer Cyclical (15%)
2,000,000	99 Cents Only Stores 144A, 11.00%, 12/15/19 (a)	2,198
4,555,000	AMC Entertainment Inc., 8.75%, 6/1/19	4,965
5,240,000	American Achievement Corp. 144A, 10.87%, 4/15/16 (a)	4,611
5,250,000	Boyd Gaming Corp., 9.12%, 12/1/18 (c)	5,434
3,000,000	Burger King Corp, 9.87%, 10/15/18 (c)	3,454
1,000,000	Caesars Entertainment Operating Co. Inc. 144A, 8.50%, 2/15/20 (a)	1,006
2,650,000	Caesars Entertainment Operating Co. Inc., 11.25%, 6/1/17	2,882
4,000,000	Cedar Fair LP, 9.12%, 8/1/18	4,522
5,600,000	Chrysler Group LLC/CG Co-Issuer Inc., 8.00%, 6/15/19 (c)	5,852
4,000,000	CityCenter Holdings LLC, 7.62%, 1/15/16	4,235
3,138,000	CKE Restaurants Inc., 11.37%, 7/15/18 (c)	3,620
3,800,000	ClubCorp Club Operations Inc., 10.00%, 12/1/18	4,075
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17 (c)	1,327
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,592
3,700,000	DineEquity Inc., 9.50%, 10/30/18	4,107
3,435,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	3,761
4,110,000	Elizabeth Arden Inc., 7.37%, 3/15/21	4,542
3,050,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (a)	3,252
2,790,000	Hanesbrands Inc., 8.00%, 12/15/16	3,114
4,500,000	Hertz Corp., 6.75%, 4/15/19 (c)	4,747
5,505,000	Host Hotels & Resorts LP, 5.87%, 6/15/19 (c)	6,069
2,165,000	Jarden Corp., 7.50%, 5/1/17	2,457
2,800,000	Jarden Corp., 8.00%, 5/1/16	3,038
2,000,000	Jo-Ann Stores Inc. 144A, 8.12%, 3/15/19 (a)	2,018
1,157,000	KB Home, 6.25%, 6/15/15	1,180
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,633
1,000,000	Levi Strauss & Co., 6.87%, 5/1/22	1,034
4,150,000	Levi Strauss & Co., 7.62%, 5/15/20 (c)	4,446
2,500,000	Ltd. Brands Inc., 6.62%, 4/1/21	2,791
3,500,000	Ltd. Brands Inc., 6.90%, 7/15/17	3,968
5,200,000	MGM Resorts International 144A, 8.62%, 2/1/19 (a) (c)	5,532
3,775,000	MGM Resorts International, 6.75%, 4/1/13	3,888
5,000,000	NBTY Inc., 9.00%, 10/1/18	5,575
855,000	Penn National Gaming Inc., 8.75%, 8/15/19	950
4,500,000	PVH Corp., 7.37%, 5/15/20	5,034
4,750,000	RadioShack Corp., 6.75%, 5/15/19	3,064
3,170,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	3,400
3,300,000	Rite Aid Corp., 10.375%, 7/15/16	3,498
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14 (c)	3,061
2,000,000	Sonic Automotive Inc., 9.00%, 3/15/18	2,183
4,325,000	Susser Holdings LLC, 8.50%, 5/15/16	4,736
2,860,000	Toys R Us Property Co. LLC, 8.50%, 12/1/17	3,103
4,210,000	Visteon Corp., 6.75%, 4/15/19	4,115
3,150,000	WMG Acquisition Corp., 9.50%, 6/15/16	3,477
4,300,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.87%, 5/1/20 (c)	4,795

		162,341

Consumer Non-Cyclical (8%)
7,855,000	Alliance One International Inc., 10.00%, 7/15/16	8,012
8,610,000	ARAMARK Corp., 8.50%, 2/1/15	8,825
3,290,000	B&G Foods Inc., 7.62%, 1/15/18	3,570
2,790,000	C&S Group Enterprises LLC 144A, 8.37%, 5/1/17 (a)	2,888
4,365,000	Central Garden & Pet Co., 8.25%, 3/1/18	4,496

2,000,000	Corrections Corp. of America, 7.75%, 6/1/17	2,176
2,000,000	Cott Beverages Inc., 8.12%, 9/1/18	2,205
4,815,000	Dean Foods Co., 7.00%, 6/1/16 (c)	4,984
4,600,000	DynCorp International Inc., 10.37%, 7/1/17	3,887
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17	3,029
2,180,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a) (c)	2,194
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (a) (c)	3,477
4,450,000	Libbey Glass Inc. 144A, 6.87%, 5/15/20 (a)	4,717
2,640,000	Mead Products LLC/ACCO Brands Corp. 144A, 6.75%, 4/30/20 (a)	2,851
4,400,000	Michael Foods Inc., 9.75%, 7/15/18	4,884
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (a)	3,105
1,295,000	New Albertson’s Inc., 8.00%, 5/1/31	746
3,250,000	Reynolds Group Issuer Inc. 144A, 9.87%, 8/15/19 (a)	3,449
4,500,000	Reynolds Group Issuer Inc., 9.00%, 4/15/19	4,601
1,150,000	RR Donnelley & Sons Co., 7.25%, 5/15/18	1,144
4,325,000	Stater Bros. Holdings Inc., 7.37%, 11/15/18	4,682
4,115,000	SUPERVALU Inc., 7.50%, 11/15/14 (c)	3,940
1,980,000	SUPERVALU Inc., 8.00%, 5/1/16 (c)	1,715

		85,577

Energy (16%)
2,585,000	AmeriGas Finance LLC, 7.00%, 5/20/22	2,753
1,193,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21	1,247
4,000,000	BreitBurn Energy Partners LP, 8.62%, 10/15/20	4,290
9,000,000	Chesapeake Energy Corp., 6.12%, 2/15/21 (c)	8,842
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	327
1,000,000	Chesapeake Energy Corp., 6.875%, 11/15/20 (c)	995
3,975,000	Chesapeake Midstream Partners LP, 6.12%, 7/15/22	4,025
4,900,000	Cimarex Energy Co., 5.87%, 5/1/22	5,231
3,915,000	CONSOL Energy Inc., 8.00%, 4/1/17	4,160
4,750,000	Copano Energy LLC/Copano Energy Finance Corp., 7.12%, 4/1/21	4,952
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,285
1,920,000	El Paso Corp., 6.50%, 9/15/20	2,162
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,394
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,496
5,450,000	Energy Transfer Equity LP, 7.50%, 10/15/20	6,254
5,200,000	Everest Acquisition LLC 144A, 9.37%, 5/1/20 (a)	5,603
4,855,000	EXCO Resources Inc., 7.50%, 9/15/18	4,418
5,530,000	Forest Oil Corp., 7.25%, 6/15/19 (c)	5,364
5,050,000	Inergy Finance LP, 7.00%, 10/1/18	5,239
4,700,000	Laredo Petroleum Inc. 144A, 7.37%, 5/1/22 (a)	4,982
5,000,000	Linn Energy LLC 144A, 6.25%, 11/1/19 (a)	4,956
3,000,000	Linn Energy LLC, 7.75%, 2/1/21	3,180
2,000,000	Linn Energy LLC, 8.62%, 4/15/20	2,180
5,050,000	MarkWest Energy Partners LP, 6.25%, 6/15/22	5,315
3,350,000	Newfield Exploration Co., 5.62%, 7/1/24	3,576
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20	1,100
5,500,000	NGPL PipeCo LLC 144A, 7.11%, 12/15/17 (a) (c)	5,679
3,800,000	Niska Gas Storage, 8.87%, 3/15/18	3,852
4,000,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (a) (c)	3,545
6,000,000	Peabody Energy Corp. 144A, 6.25%, 11/15/21 (a) (c)	5,955
2,800,000	PetroBakken Energy Ltd. 144A, 8.62%, 2/1/20 (a)	2,821
3,000,000	Plains Exploration & Production Co., 6.62%, 5/1/21	3,195
2,450,000	Plains Exploration & Production Co., 6.75%, 2/1/22	2,634
4,300,000	Puget Energy Inc., 6.00%, 9/1/21	4,764
4,300,000	Sabine Pass LNG LP, 7.50%, 11/30/16	4,553
5,000,000	Samson Investment Co. 144A, 9.75%, 2/15/20 (a)	5,194
3,200,000	SandRidge Energy Inc., 8.75%, 1/15/20 (c)	3,424
4,600,000	SESI LLC 144A, 7.12%, 12/15/21 (a)	5,118

5,500,000	SM Energy Co. 144A, 6.50%, 1/1/23 (a)	5,617
3,000,000	Targa Resources Partners LP, 6.87%, 2/1/21	3,180
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,462
3,528,000	Tesoro Corp., 6.625%, 11/1/15	3,612
5,000,000	Whiting Petroleum Corp., 6.50%, 10/1/18	5,388
5,075,000	WPX Energy Inc., 6.00%, 1/15/22	5,202

		173,521

Financial (12%)
3,000,000	AerCap Aviation Solutions BV 144A, 6.37%, 5/30/17 (a) (c)	3,052
4,220,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	4,368
1,810,000	Ally Financial Inc., 7.50%, 12/31/13	1,952
13,500,000	Ally Financial Inc., 7.50%, 9/15/20	15,795
4,000,000	Ally Financial Inc., 8.00%, 3/15/20	4,775
5,270,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	5,454
4,000,000	CIT Group Inc., 5.25%, 3/15/18	4,240
11,600,000	CIT Group Inc., 5.37%, 5/15/20	12,215
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,694
4,500,000	Ford Motor Credit Co. LLC, 5.87%, 8/2/21	4,978
7,400,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	9,078
2,900,000	Halyk Savings Bank of Kazakhstan JSC 144A, 7.25%, 1/28/21 (a)	2,893
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38 (c)	3,863
4,100,000	Icahn Enterprises LP, 7.75%, 1/15/16	4,331
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (a)	3,770
4,500,000	Interactive Data Corp., 10.25%, 8/1/18	5,119
3,230,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (a)	3,545
5,350,000	International Lease Finance Corp., 5.65%, 6/1/14	5,564
3,600,000	International Lease Finance Corp., 5.75%, 5/15/16	3,767
8,500,000	International Lease Finance Corp., 8.25%, 12/15/20	9,987
1,650,000	International Lease Finance Corp., 8.62%, 9/15/15	1,867
5,650,000	Lloyds TSB Bank PLC 144A, 6.50%, 9/14/20 (a) (c)	5,697
4,000,000	Neuberger Berman Group LLC 144A, 5.875%, 3/15/22 (a)	4,250
5,250,000	Springleaf Finance Corp., 6.90%, 12/15/17	4,305
3,000,000	XL Group PLC, 6.50%, 12/29/49	2,617

		133,176

Healthcare (7%)
1,225,000	Apria Healthcare Group Inc., 11.25%, 11/1/14	1,286
1,000,000	Apria Healthcare Group Inc., 12.375%, 11/1/14 (c)	983
4,660,000	Bausch & Lomb Inc., 9.875%, 11/1/15	4,887
3,800,000	Biomet Inc. 144A, 6.50%, 8/1/20 (a)	3,923
2,760,000	Biomet Inc., 10.00%, 10/15/17	2,953
2,000,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	2,175
4,000,000	Emdeon Inc. 144A, 11.00%, 12/31/19 (a)	4,570
5,000,000	Hanger Orthopedic Group Inc., 7.12%, 11/15/18	5,194
4,750,000	HCA Inc., 6.50%, 2/15/20	5,320
1,000,000	HCA Inc., 7.25%, 9/15/20	1,122
2,040,000	HCA Inc., 7.50%, 11/6/33 (c)	1,969
4,950,000	HCA Inc., 7.50%, 2/15/22	5,581
1,000,000	HCA Inc., 7.87%, 2/15/20	1,130
500,000	Healthsouth Corp., 7.25%, 10/1/18	544
4,350,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a) (c)	4,328
4,000,000	Kinetic Concepts Inc. 144A, 10.50%, 11/1/18 (a)	4,250
5,300,000	MPT Operating Partnership LP, 6.87%, 5/1/21	5,658
4,260,000	Mylan Inc. 144A, 7.62%, 7/15/17 (a)	4,774
2,325,000	Patheon Inc. 144A, 8.62%, 4/15/17 (a)	2,290
1,412,000	Tenet Healthcare Corp., 10.00%, 5/1/18	1,645
1,000,000	Tenet Healthcare Corp., 8.00%, 8/1/20	1,055
2,915,000	US Oncology Inc. 144A Escrow, 9.125%, 8/15/17 (a)	0
5,000,000	Valeant Pharmaceuticals International 144A, 7.00%, 10/1/20 (a) (c)	5,188
2,500,000	Vanguard Health Holding Co. LLC, 8.00%, 2/1/18	2,625
6,300,000	Warner Chilcott Co. LLC, 7.75%, 9/15/18	6,843

		80,293

Industrial (12%)
4,110,000	AK Steel Corp., 7.62%, 5/15/20 (c)	3,493
4,000,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (a)	4,260
5,200,000	Arch Coal Inc., 7.00%, 6/15/19	4,563
4,400,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a) (c)	4,664
2,210,000	Berry Plastics Corp., 8.25%, 11/15/15	2,348
4,550,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (a) (c)	4,595
2,000,000	Bombardier Inc. 144A, 7.75%, 3/15/20 (a) (c)	2,257
4,600,000	Case New Holland Inc., 7.87%, 12/1/17	5,416

5,000,000	CHC Helicopter SA, 9.25%, 10/15/20	5,125
4,500,000	CMA CGM SA 144A, 8.50%, 4/15/17 (a)	2,677
5,500,000	Dana Holding Corp., 6.50%, 2/15/19	5,864
4,900,000	Exide Technologies, 8.62%, 2/1/18	3,920
3,000,000	FMG Resources August 2006 Pty Ltd. 144A, 6.87%, 4/1/22 (a) (c)	3,004
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22 (c)	4,105
3,080,000	Iron Mountain Inc., 7.75%, 10/1/19	3,434
3,800,000	Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,284
4,500,000	Lear Corp., 8.12%, 3/15/20	5,091
3,455,000	Masco Corp., 6.125%, 10/3/16	3,717
5,540,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	5,166
5,560,000	Mobile Mini Inc., 7.87%, 12/1/20	5,901
2,500,000	Mohawk Industries Inc., 6.37%, 1/15/16	2,775
3,140,000	Navios Maritime Holdings Inc., 8.875%, 11/1/17	3,187
3,131,000	Navistar International Corp., 8.25%, 11/1/21 (c)	2,951
4,950,000	Swift Services Holdings Inc., 10.00%, 11/15/18 (c)	5,408
4,650,000	Texas Industries Inc., 9.25%, 8/15/20	4,906
3,510,000	TransDigm Inc., 7.75%, 12/15/18	3,931
3,045,000	Triumph Group Inc., 8.62%, 7/15/18	3,410
4,500,000	United Rentals North America Inc., 9.25%, 12/15/19	5,063
4,080,000	United States Steel Corp., 7.37%, 4/1/20 (c)	4,039
3,500,000	UR Financing Escrow Corp. 144A, 7.62%, 4/15/22 (a)	3,732
5,990,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	5,930

		129,216

Material (4%)
3,500,000	Boise Paper Holdings LLC, 8.00%, 4/1/20	3,964
4,500,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (a) (c)	4,747
3,700,000	FMG Resources August 2006 Pty Ltd. 144A, 6.87%, 2/1/18 (a)	3,751
3,000,000	FMG Resources August 2006 Pty. Ltd. 144A, 8.25%, 11/1/19 (a)	3,172
3,700,000	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	3,765
4,900,000	Huntsman International LLC, 8.62%, 3/15/21 (c)	5,659
3,000,000	Ineos Finance PLC 144A, 7.50%, 5/1/20 (a)	3,060
1,400,000	Ineos Finance PLC 144A, 8.37%, 2/15/19 (a)	1,454
2,000,000	LyondellBasell Industries NV, 5.75%, 4/15/24 (c)	2,275
2,930,000	NOVA Chemicals Corp., 8.375%, 11/1/16	3,282
2,000,000	PolyOne Corp., 7.37%, 9/15/20	2,195
1,000,000	Schaeffler Finance BV 144A, 8.50%, 2/15/19 (a)	1,083
3,100,000	Solutia Inc., 7.87%, 3/15/20 (c)	3,674
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,974

		46,055

Technology (2%)
4,970,000	Equinix Inc., 8.12%, 3/1/18	5,529
2,300,000	Fidelity National Information Services Inc., 7.62%, 7/15/17	2,553
2,424,000	First Data Corp. 144A, 8.25%, 1/15/21 (a)	2,430
2,424,000	First Data Corp., 12.62%, 1/15/21	2,460
542,000	First Data Corp., 9.875%, 9/24/15 (c)	553
5,485,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	6,129
3,500,000	Spirit Aerosystems Inc., 6.75%, 12/15/20	3,833
3,395,000	SunGard Data Systems Inc., 10.25%, 8/15/15	3,493
1,500,000	SunGard Data Systems Inc., 7.37%, 11/15/18	1,601

		28,581

Telecommunication (14%)
4,200,000	Avaya Inc. 144A, 7.00%, 4/1/19 (a) (c)	3,806
2,500,000	Cablevision Systems Corp., 7.75%, 4/15/18	2,731
1,655,000	Cablevision Systems Corp., 8.625%, 9/15/17	1,899
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	3,589
6,650,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.87%, 4/30/18	7,290
1,000,000	CCO Holdings LLC, 7.37%, 6/1/20	1,115
7,750,000	CenturyLink Inc., 5.80%, 3/15/22	8,240
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,527
3,735,000	Cincinnati Bell Inc., 8.75%, 3/15/18	3,670
3,820,000	Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	4,145
5,000,000	CommScope Inc. 144A, 8.25%, 1/15/19 (a)	5,256
3,495,000	Crown Castle International Corp., 9.00%, 1/15/15	3,829

3,330,000	CSC Holdings LLC, 7.87%, 2/15/18	3,821
3,490,000	CSC Holdings LLC, 8.62%, 2/15/19	4,109
5,500,000	Dish DBS Corp. 144A, 5.87%, 7/15/22 (a)	5,692
4,750,000	DISH DBS Corp., 6.75%, 6/1/21	5,219
3,224,000	Entravision Communications Corp., 8.75%, 8/1/17	3,450
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,190
2,100,000	Frontier Communications Corp., 8.25%, 4/15/17 (c)	2,310
12,150,000	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	13,016
3,875,000	Lamar Media Corp., 7.87%, 4/15/18	4,321
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (a)	4,190
3,000,000	Mediacom LLC, 9.125%, 8/15/19	3,330
5,000,000	MetroPCS Wireless Inc., 7.87%, 9/1/18	5,325
5,000,000	MMI International Ltd. 144A, 8.00%, 3/1/17 (a)	5,225
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,764
1,500,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (a)	1,474
1,000,000	Qwest Communications International Inc., 8.00%, 10/1/15	1,053
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	1,107
14,000,000	Sprint Capital Corp., 6.90%, 5/1/19	14,420
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	3,083
4,400,000	TW Telecom Holdings Inc., 8.00%, 3/1/18	4,939
5,600,000	UPCB Finance III Ltd. 144A, 6.62%, 7/1/20 (a)	5,838
3,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	3,293
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,401
2,850,000	Windstream Corp., 7.50%, 6/1/22	2,993
1,590,000	Windstream Corp., 7.875%, 11/1/17	1,755
3,600,000	XM Satellite Radio Inc. 144A, 7.62%, 11/1/18 (a)	3,924

		161,339

Utility (4%)
2,490,000	AES Corp. 144A, 7.37%, 7/1/21 (a)	2,860
4,775,000	AES Corp., 8.00%, 10/15/17	5,575
1,170,000	AES Corp., 8.00%, 6/1/20	1,381
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (a)	4,024
1,800,000	Calpine Corp. 144A, 7.87%, 7/31/20 (a)	2,038
4,300,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/1/20	4,757
3,700,000	GenOn Energy Inc., 9.87%, 10/15/20 (c)	4,070
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (a)	1,979
5,500,000	MEG Energy Corp. 144A, 6.37%, 1/30/23 (a)	5,637
4,000,000	NRG Energy Inc., 7.62%, 5/15/19	4,200
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,408

		39,929

Total Corporate Bonds (Cost-$991,687)		1,050,361

Investment Company (Cost-$42,004) (4%)
42,003,795	Payden Cash Reserves Money Market Fund *	42,004

Total (Cost-$1,033,691) (99%)		1,092,365
Other Assets, net of Liabilities (1%)		16,155

Net Assets (100%)		$1,108,520

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $90,369 and the total market value of the collateral held by the Fund is $93,498. Amounts in 000s.

Payden Tax Exempt Bond Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
General Obligation (19%)
250,000	California State, 5.00%, 11/1/20	$294
200,000	California State, 5.00%, 4/1/20	235
150,000	California State, 5.25%, 4/1/35	171
250,000	California State, 5.50%, 8/1/21	301
150,000	City of Columbus OH, 5.00%, 7/1/18	185
370,000	City of New York NY, 5.00%, 6/1/22	424
5,000	County of Prince George’s MD, 5.50%, 5/15/13 (a) FSA	5
100,000	San Jose, CA Evergreen Community College District, 0.00%, 9/1/19 (a) AMBAC	80
200,000	Texas State, 4.00%, 8/1/20	237
350,000	Wisconsin State, 5.00%, 5/1/19 (a) AMBAC	432

		2,364

Revenue (77%)
Airport/Port (4%)
180,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	226
260,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/22	317

		543

Electric & Gas (7%)
150,000	Indiana Municipal Power Agency, 5.00%, 1/1/22	182
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (a) AMBAC	351
150,000	Lower Colorado River Authority, 5.00%, 5/15/19	182
125,000	Nebraska Public Power District, 5.00%, 1/1/20	145

		860

Healthcare (5%)
120,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	122
125,000	City of Rochester MN, 4.00%, 11/15/38	145
250,000	Michigan State Hospital Finance Authority, 2.00%, 11/15/47	253
100,000	Monroeville, PA Finance Authority, 5.00%, 2/15/21	121

		641

Income Tax (3%)
125,000	New York State Dormitory Authority, 5.00%, 2/15/21	154
200,000	New York State Dormitory Authority, 5.00%, 3/15/20	245

		399

Industrial (0%)
50,000	Parish of St. Charles LA, 4.00%, 12/1/40	53
Industrial Development/Pollution Control (6%)
125,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	158
200,000	County of Oconee SC, 3.60%, 2/1/17	217
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	416

		791

Lease (13%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	307
200,000	Kentucky State Property & Building Commission, 4.00%, 11/1/19	228
300,000	Laurens County, SC School District, 5.25%, 12/1/22	321
100,000	Los Angeles, CA Municipal Improvement Corp., 5.00%, 3/1/24	115
150,000	Miami-Dade County, FL School Board, 4.00%, 5/1/17	165
200,000	Oregon State Department of Administrative Services, 5.00%, 11/1/15	227
200,000	Perry Township, IN Multi-School Building Corp., 4.00%, 7/15/24	217

		1,580

Miscellaneous (7%)
315,000	Harris County, TX Cultural Education Facilities Finance Corp., 4.00%, 11/15/21	350
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	335

190,000	New York State Urban Development Corp., 5.25%, 1/1/21	225

		910

Pollution Control (2%)
200,000	Mobile, AL Industrial Development Board, 1.65%, 6/1/34	203
Pre-Refunded (0%)
10,000	California State Department of Water Resources, 5.00%, 12/1/16 (a) MBIA	11
5,000	Georgia State, 5.00%, 3/1/13	5

		16

Recreational (0%)
50,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/16	56
Resource Recovery (2%)
200,000	South Bayside, CA Waste Management Authority, 5.25%, 9/1/24	222
Revenue Note (1%)
110,000	Burke County, GA Development Authority, 1.75%, 12/1/49	111
Sales Tax (10%)
110,000	Arizona Transportation Board, 5.00%, 7/1/25	132
300,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	324
250,000	New York City Transitional Finance Authority, 5.00%, 11/1/15	286
200,000	Pima County, AZ Regional Transportation Authority, 4.00%, 6/1/15	217
300,000	Riverside County, CA, 0.15%, 6/1/29	300

		1,259

Transportation (8%)
200,000	Dallas-Fort Worth International Airport, 5.00%, 11/1/23	239
150,000	New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	180
200,000	New York State Thruway Authority, 5.00%, 3/15/17	238
120,000	North Texas Tollway Authority, 5.00%, 1/1/20	142
125,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/1/25	151
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	119

		1,069

University (4%)
205,000	California State University, 5.00%, 11/1/26	240
250,000	New York State Dormitory Authority, 4.00%, 5/15/20	289

		529

Water & Sewer (5%)
150,000	City of Philadelphia, PA Water & Sewer, 5.00%, 11/1/18	178
150,000	New York State Environmental Facilities Corp., 5.00%, 11/15/14	164
200,000	Texas Water Development Board, 4.00%, 7/15/18	235

		577

Total Revenue		9,819

Total Bonds (Cost-$11,463)		12,183

Investment Company (Cost-$337) (3%)
337,202	Dreyfus Tax Exempt Cash Management Fund	337

Total (Cost-$11,800) (99%)		12,520
Other Assets, net of Liabilities (1%)		80

Net Assets (100%)		$12,600

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AMBAC - American Municipal Bond Assurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

Payden California Municipal Income Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
General Obligation (27%)
400,000	California State, 3.00%, 2/1/23	$417
480,000	California State, 5.00%, 11/1/22	574
460,000	California State, 5.00%, 11/1/23	547
600,000	California State, 5.00%, 3/1/17 (a) MBIA	682
500,000	California State, 5.00%, 8/1/20	577
500,000	California State, 5.00%, 9/1/17	576
480,000	California State, 5.25%, 10/1/21	578
600,000	California State, 5.25%, 10/1/23	742
1,000,000	California State, 5.25%, 2/1/20	1,231
1,300,000	California State, 5.50%, 4/1/19	1,610
750,000	California State, 5.50%, 8/1/21	904
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	630
320,000	City of Los Angeles CA, 5.00%, 9/1/21	401
250,000	City of Los Angeles CA, 5.25%, 9/1/13 (a) FGIC	263
585,000	Coast Community College District CA, 5.00%, 8/1/23 (a) FSA	673
475,000	East Side, CA Union High School District, 5.00%, 8/1/21	582
530,000	Long Beach, CA Unified School District, 5.00%, 8/1/20	645
450,000	Los Angeles, CA Unified School District, 5.00%, 7/1/21	538
475,000	Pasadena, CA Unified School District, 5.00%, 5/1/21	590
200,000	Perris, CA Union High School District, 3.75%, 9/1/13	207
450,000	San Carlos, CA Elementary School District, 0.00%, 10/1/18 (a) MBIA	355

		13,322

Revenue (71%)
Airport/Port (9%)
500,000	City of Long Beach CA, 5.00%, 5/15/17	559
300,000	City of Long Beach CA, 5.00%, 5/15/19	372
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	241
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	361
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	936
750,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/17	881
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	401
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/1/18	443

		4,194

Electric & Gas (10%)
550,000	California State Department of Water Resources, 5.00%, 5/1/16	641
450,000	California State Department of Water Resources, 5.00%, 5/1/21	533
500,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/21	633
500,000	Los Angeles, CA Department of Water & Power, 5.25%, 7/1/23	617
400,000	Northern CA Power Agency, 5.00%, 7/1/18	481
595,000	Sacramento, CA Municipal Utility District, 5.00%, 8/15/21	728
665,000	Southern CA, Public Power Authority, 5.00%, 7/1/18	809
135,000	Southern California Public Power Authority, 0.00%, 7/1/15	131

		4,573

Healthcare (4%)
380,000	California Health Facilities Financing Authority, 1.45%, 8/15/33	386
340,000	California Health Facilities Financing Authority, 5.00%, 10/1/18	412
700,000	City of Newport Beach CA, 5.00%, 12/1/38	716
410,000	City of Torrance CA, 5.00%, 9/1/22	465

		1,979

Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/1/40	170

Industrial Development/Pollution Control (4%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	598
410,000	California Infrastructure & Economic Development Bank, 5.00%, 6/1/21	517
400,000	California Statewide Communities Development Authority, 4.25%, 11/1/33	442
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	451

		2,008

Lease (15%)
240,000	Beverly Hills, CA Public Financing Authority, 4.00%, 6/1/20	282
1,000,000	California Public Works Board, 5.00%, 12/1/21	1,194
410,000	California State Public Works Board, 5.00%, 12/1/18	484
400,000	California State Public Works Board, 5.00%, 12/1/23	496
570,000	California State Public Works Board, 5.00%, 12/1/31	616
1,585,000	California State Public Works Board, 5.00%, 3/1/21	1,943
500,000	County of Los Angeles CA, 5.00%, 3/1/21	596
630,000	County of Orange CA, 5.00%, 6/1/14 (a) MBIA	683
500,000	County of San Diego CA, 5.00%, 10/1/24	566
500,000	Los Angeles, CA Municipal Improvement Corp., 5.00%, 3/1/23	580

		7,440

Recreational (0%)
150,000	California Infrastructure & Economic Development Bank, 5.00%, 7/1/16	167
Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/1/24	554
Sales Tax (4%)
465,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	502
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	417
100,000	Los Angeles County, CA Metropolitan Transportation, 0.2%, 7/1/31	100
500,000	San Diego County, CA Regional Transportation Commission, 5.00%, 4/1/20	627
365,000	Santa Clara Valley, CA Transportation Authority, 5.00%, 6/1/18	446

		2,092

Tax Allocation (0%)
85,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/1/16 (a) FSA	85
Transportation (5%)
1,000,000	Bay Area, CA Governments Association, 5.00%, 8/1/17	1,040
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (a) FSA	1,109

		2,149

University (3%)
705,000	University of California, 5.00%, 5/15/18	842
300,000	University of California, 5.00%, 5/15/20	352

		1,194

Water & Sewer (16%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	237
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (a) MBIA	837
475,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/1/16	566
500,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/1/20	634
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/1/24	379
205,000	City of San Luis Obispo CA, 4.00%, 6/1/23	235
325,000	Contra Costa, CA Water District, 5.00%, 10/1/18	401
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (a) FSA	237
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	602
735,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/20	914
595,000	Sacramento County, CA Sanitation Districts Financing Authority, 3.00%, 12/1/15	641
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (a) FSA	645
200,000	San Diego, CA Public Facilities Financing Authority, 5.00%, 5/15/19	245
500,000	San Diego, CA Public Facilities Financing Authority, 5.25%, 5/15/24	617
500,000	Turlock, CA Irrigation District, 3.00%, 1/1/16	532

		7,722

Total Revenue		34,327

Total Bonds (Cost-$44,510)		47,649

Investment Company (Cost-$620) (1%)
620,063	Dreyfus General CA Municipal Money Market Fund	620

Total (Cost-$45,130) (99%)		48,269
Other Assets, net of Liabilities (1%)		420

Net Assets (100%)		$48,689

All of the securities are held by the custodian in a segregated account.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance

MBIA - Municipal Bond Insurance Association

Payden Global Low Duration Bond Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (104%)
Australia (GBP) (2%)
600,000	National Australia Bank Ltd., 5.375%, 12/8/14	$1,027
Australia (USD) (2%)
730,000	Commonwealth Bank of Australia 144A, 2.12%, 3/17/14 (a)	741
175,000	FMG Resources August 2006 Pty Ltd. 144A, 6.00%, 4/1/17 (a)	175
240,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (a)	242
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (a)	222
70,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	73

		1,453

Bermuda (USD) (0%)
130,000	Noble Group Ltd. 144A, 8.50%, 5/30/13 (a)	136
Brazil (USD) (2%)
400,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (a)	400
340,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (a)	361
350,000	Banco do Nordeste do Brasil SA 144A, 3.62%, 11/9/15 (a)	355
230,000	JBS Finance II Ltd. 144A, 8.25%, 1/29/18 (a)	231

		1,347

Canada (USD) (2%)
350,000	Bank of Nova Scotia, 1.85%, 1/12/15	359
300,000	Caisse Centrale Desjardins du Quebec 144A, 1.70%, 9/16/13 (a)	304
120,000	Rogers Communications Inc., 6.375%, 3/1/14	131
115,000	Teck Resources Ltd., 3.85%, 8/15/17	123
200,000	Toronto-Dominion Bank, 2.50%, 7/14/16	210
140,000	TransCanada PipeLines Ltd., 3.40%, 6/1/15	150

		1,277

Cayman Islands (USD) (1%)
250,000	IPIC GMTN Ltd. 144A, 3.12%, 11/15/15 (a)	258
110,000	Petrobras International Finance Co., 2.87%, 2/6/15	113

		371

Denmark (USD) (1%)
790,000	Danske Bank AS 144A, 1.51%, 4/14/14 (a)	773
France (EUR) (1%)
400,000	RCI Banque SA, 1.54%, 4/7/15	442
France (USD) (3%)
790,000	Banque PSA Finance SA 144A, 2.36%, 4/4/14 (a)	769
500,000	RCI Banque SA 144A, 2.33%, 4/11/14 (a)	485
600,000	Societe Generale 144A, 1.79%, 12/13/13 (a)	591
110,000	Total Capital International SA, 1.50%, 2/17/17	112
150,000	Veolia Environnement SA, 5.25%, 6/3/13	155

		2,112

India (USD) (0%)
180,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (a)	186
Indonesia (USD) (0%)
200,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a) (b)	203
Japan (USD) (1%)
300,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.03%, 3/17/15 (a)	302
Korea, Republic Of (USD) (4%)
670,000	Hyundai Capital Auto Funding Ltd. 144A, 1.24%, 9/20/16 (a)	659
520,000	Korea Finance Corp., 3.25%, 9/20/16	543
260,000	Korea Gas Corp. 144A, 2.25%, 7/25/17 (a)	258
350,000	Korea National Oil Corp. 144A, 2.87%, 11/9/15 (a)	362
220,000	Lotte Shopping Co. Ltd. 144A, 3.37%, 5/9/17 (a)	227
420,000	Shinhan Bank 144A, 4.37%, 9/15/15 (a)	447

		2,496

Mexico (GBP) (1%)
200,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	337
Mexico (MXN) (1%)
5,800,000	Mexican Bonos, 7.25%, 12/15/16	478
Mexico (USD) (0%)
100,000	America Movil SAB de CV, 3.62%, 3/30/15	107
150,000	Cemex SAB de CV, 3.25%, 3/15/16	131

		238

Netherlands (EUR) (1%)
466,425	Globaldrive BV 144A, 0.92%, 4/20/19 (a)	577
Netherlands (GBP) (1%)
500,000	Bank Nederlandse Gemeenten, 2.62%, 12/10/13	803
Netherlands (USD) (1%)
300,000	ING Bank NV 144A, 3.75%, 3/7/17 (a)	310
Norway (USD) (0%)
100,000	SpareBank 1 Boligkreditt AS 144A, 1.25%, 10/25/13 (a)	102
Peru (USD) (0%)
230,000	Banco de Credito del Peru/Panama 144A, 4.75%, 3/16/16 (a)	244
Qatar (USD) (2%)
300,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	319
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (a)	273
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (a)	504
200,000	State of Qatar 144A, 3.12%, 1/20/17 (a)	211

		1,307

Singapore (USD) (0%)
200,000	Oversea-Chinese Banking Corp. Ltd. 144A, 1.62%, 3/13/15 (a)	202
Spain (USD) (1%)
280,000	Telefonica Emisiones SAU, 2.58%, 4/26/13	279
Supranational (NOK) (2%)
5,200,000	Asian Development Bank, 3.37%, 5/20/14	894
Supranational (USD) (1%)
800,000	Westfield Capital LLC 144A, 5.12%, 11/15/14 (a)	849
Switzerland (USD) (1%)
590,000	Credit Suisse New York, 1.42%, 1/14/14	591
United Kingdom (EUR) (1%)
300,000	Gracechurch Card Funding PLC 144A, 1.00%, 2/15/17 (a)	370
United Kingdom (GBP) (6%)
400,000	Chester Asset Receivables Dealings PLC/United Kingdom, 1.19%, 4/15/16	617
280,000	ENW Capital Finance PLC, 6.75%, 6/20/15	491
200,000	Experian Finance PLC, 5.62%, 12/12/13	331
600,000	National Grid PLC, 6.12%, 4/15/14	1,015
250,000	Scottish & Southern Energy PLC, 5.75%, 2/5/14	419
270,000	United Kingdom Gilt, 1.75%, 1/22/17	447
250,000	United Utilities Water PLC, 6.12%, 12/29/15	453

		3,773

United Kingdom (USD) (7%)
510,000	Arkle Master Issuer PLC 144A, 1.61%, 5/17/60 (a)	512
280,000	Barclays Bank PLC, 1.50%, 1/13/14	279
190,000	Bat International Finance PLC 144A, 1.40%, 6/5/15 (a)	191
853,528	Fosse Master Issuer PLC 144A, 1.86%, 10/18/54 (a)	860
350,000	Gracechurch Card Funding PLC 144A, 0.94%, 2/15/17 (a)	350
750,000	Granite Master Issuer PLC, 1.10%, 12/17/54	551
540,000	HSBC Bank PLC 144A, 1.62%, 7/7/14 (a)	545
610,000	Lloyds TSB Bank PLC, 2.81%, 1/24/14	614
380,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	386

		4,288

United States (GBP) (0%)
150,000	American Express Credit Corp., 5.37%, 10/1/14	252
United States (USD) (59%)
310,000	AES Corp., 7.75%, 3/1/14	338
130,000	Airgas Inc., 2.85%, 10/1/13	133
490,000	Ally Financial Inc., 4.50%, 2/11/14	507
70,000	American Express Credit Corp., 1.75%, 6/12/15	72
300,000	American Honda Finance Corp. 144A, 1.45%, 2/27/15 (a)	304
195,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	202
100,000	Aristotle Holding Inc. 144A, 2.10%, 2/12/15 (a)	101
160,000	Astoria Financial Corp., 5.00%, 6/19/17	162
320,000	AT&T Inc., 1.70%, 6/1/17	329
253,796	Banc of America Mortgage Securities Inc., 2.64%, 10/20/32	259
175,000	Bank of America Corp., 3.70%, 9/1/15	181
100,000	Bank of America Corp., 3.75%, 7/12/16	104
200,000	BB&T Corp., 3.375%, 9/25/13	206
260,000	Capital One Financial Corp., 2.12%, 7/15/14	264
110,000	Chesapeake Energy Corp., 7.625%, 7/15/13	114
190,000	CIT Group Inc. 144A, 4.75%, 2/15/15 (a)	198
140,000	Citigroup Inc., 1.31%, 2/15/13	140

100,000	Corn Products International Inc., 3.20%, 11/1/15	105
646,042	Credit Suisse Mortgage Capital Certificates 144A, 1.24%, 2/27/47 (a)	642
480,000	Daimler Finance North America LLC 144A, 1.95%, 3/28/14 (a)	486
260,000	DENTSPLY International Inc., 1.96%, 8/15/13	262
135,000	Digital Realty Trust LP, 4.50%, 7/15/15	143
305,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 4.75%, 10/1/14	329
230,000	Dish DBS Corp. 144A, 4.62%, 7/15/17 (a)	235
220,000	Dollar General Corp., 4.12%, 7/15/17	229
210,000	Dow Chemical Co., 2.50%, 2/15/16	219
150,000	Duke Realty LP, 5.40%, 8/15/14	160
110,000	eBay Inc., 1.35%, 7/15/17	111
700,000	Enterprise Fleet Financing LLC 144A, 1.14%, 11/20/17 (a)	702
60,000	Equifax Inc., 4.45%, 12/1/14	64
160,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	162
180,000	ERAC USA Finance LLC. 144A, 2.75%, 7/1/13 (a)	183
1,010,085	FDIC Structured Sale Guaranteed Notes 144A, 0.72%, 12/4/20 (a)	1,017
658,793	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	683
595,152	FDIC Trust 144A, 2.18%, 5/25/50 (a)	596
500,000	First Investors Auto Owner Trust 144A, 3.40%, 3/15/16 (a)	506
1,500,000	FN 468531 ARM, 0.59%, 7/1/16	1,525
1,025,392	FN 995203, 5.00%, 7/1/35	1,126
344,335	FN AE0606 30YR, 4.00%, 11/1/40	370
249,678	FN AJ1407 30YR, 4.00%, 9/1/41	268
3,000,000	FNMA 3.50%, 30YR TBA (c)	3,184
370,000	Ford Motor Credit Co. LLC, 3.87%, 1/15/15	383
120,000	Forest Oil Corp., 8.50%, 2/15/14	126
100,000	Freeport-McMoRan Copper & Gold Inc., 1.40%, 2/13/15	100
100,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/1/17	101
510,000	Frontier Communications Corp, 6.25%, 1/15/13	523
353,518	G2 5140 30YR, 4.50%, 8/20/41	394
356,600	G2 5175 30YR, 4.50%, 9/20/41	398
350,000	General Electric Capital Corp., 2.15%, 1/9/15	359
270,000	General Electric Capital Corp., 3.75%, 11/14/14	286
150,000	General Electric Capital Corp., 5.90%, 5/13/14	163
780,000	Goldman Sachs Group Inc., 1.46%, 2/7/14	773
963,107	GSR Mortgage Loan Trust, 2.65%, 9/25/35	960
754,823	Harborview Mortgage Loan Trust, 2.97%, 12/19/35	547
680,000	Hartford Financial Services Group Inc., 4.00%, 3/30/15	715
50,000	HCA Inc., 6.75%, 7/15/13	53
420,000	HCP Inc., 2.70%, 2/1/14	428
100,000	Hyundai Capital America 144A, 3.75%, 4/6/16 (a)	105
170,000	International Lease Finance Corp. 144A, 6.50%, 9/1/14 (a)	182
85,000	International Lease Finance Corp., 4.87%, 4/1/15	87
260,000	JB Hunt Transport Services Inc., 3.37%, 9/15/15	269
170,000	KeyCorp, 3.75%, 8/13/15	182
100,000	Kraft Foods Group Inc. 144A, 1.62%, 6/4/15 (a)	102
100,000	Kraft Foods Inc., 5.25%, 10/1/13	105
200,000	Kroger Co., 2.20%, 1/15/17	203
178,320	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	196
150,000	Lennar Corp. 144A, 4.75%, 12/15/17 (a)	150
110,000	Masco Corp., 4.80%, 6/15/15	114
188,479	MASTR Asset Securitization Trust, 5.00%, 7/25/19	196
320,000	Metropolitan Life Global Funding I 144A, 1.70%, 6/29/15 (a)	323
330,000	Morgan Stanley, 1.42%, 4/29/13	328
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	259
300,000	NextEra Energy Capital Holdings Inc., 2.55%, 11/15/13	305
60,000	PACCAR Financial Corp., 1.05%, 6/5/15	60
60,000	Penske Truck Leasing Co. 144A, 2.50%, 7/11/14 (a)	60
200,000	Penske Truck Leasing Co. 144A, 3.12%, 5/11/15 (a)	202
70,000	Phillips 66 144A, 1.95%, 3/5/15 (a)	71
70,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	74
510,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	547
170,000	Rockies Express Pipeline LLC 144A, 3.90%, 4/15/15 (a)	167
105,000	Rock-Tenn Co. 144A, 4.45%, 3/1/19 (a)	111
155,000	Sabine Pass LNG LP, 7.25%, 11/30/13	162
582,284	Sequoia Mortgage Trust, 3.50%, 4/25/42	612
60,000	Simon Property Group LP, 4.20%, 2/1/15	64
515,000	Steel Dynamics Inc., 7.375%, 11/1/12	523

510,000	Susser Holdings LLC, 8.50%, 5/15/16	558
200,000	TD Ameritrade Holding Corp., 4.15%, 12/1/14	212
450,000	Tesoro Corp., 6.625%, 11/1/15	461
260,000	Texas Instruments Inc., 0.45%, 8/3/15	259
965,264	Thornburg Mortgage Securities Trust, 1.90%, 3/25/44	935
140,000	Time Warner Inc., 3.15%, 7/15/15	149
150,000	Toyota Motor Credit Corp., 0.87%, 7/17/15	151
1,750,000	U.S. Treasury Note, 1.25%, 10/31/15	1,802
77,000	U.S. Treasury Note, 1.37%, 11/15/12 (d)	77
400,000	Valeant Pharmaceuticals International 144A, 6.50%, 7/15/16 (a)	426
100,000	Viacom Inc., 4.375%, 9/15/14	107
170,000	Vornado Realty LP, 4.25%, 4/1/15	180
260,000	Wachovia Bank NA, 4.80%, 11/1/14	279
635,789	WaMu Mortgage Pass Through Certificates, 2.55%, 10/25/36	462
160,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	171
460,000	WellPoint Inc., 2.37%, 2/15/17	472
195,000	Windstream Corp., 7.875%, 11/1/17	215
45,000	Windstream Corp., 8.125%, 8/1/13	48
150,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	155
230,000	WPX Energy Inc., 5.25%, 1/15/17	237

		36,345

Total Bonds (Cost-$64,288)		64,364

Investment Company (Cost-$356) (1%)
355,930	Payden Cash Reserves Money Market Fund *	356

Total (Cost-$64,644) (105%)		64,720
Liabilities in excess of Other Assets (-5%)		(3,023)

Net Assets (100%)		$61,697

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $101 and the total market value of the collateral held by the Fund is $105. Amounts in 000s.
(c)	Security was purchased on a delayed delivery basis.
(d)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Asset:
8/9/2012	British Pound (Sell 396)	HSBC Securities	$2
10/29/2012	Mexican New Peso (Buy 1,840)	Royal Bank of Scotland	3

			$5

Liabilities:
8/9/2012	British Pound (Sell 3,616)	HSBC Securities	$(63)
8/9/2012	Euro (Sell 1,146)	Citigroup	(1)
8/9/2012	Norwegian Krone (Sell 5,557)	Royal Bank of Scotland	(16)

			$(80)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)

1	Japan 10 Year Bond Future	Sep-12	$(1,844)	$(9)
11	U.S. Treasury 2 Year Note Future	Sep-12	2,427	4

				$(5)

Payden Global Fixed Income Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (70%)
Australia (USD) (0%)
170,000	Woodside Finance Ltd. 144A, 4.60%, 5/10/21 (a)	$186
Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.87%, 2/24/17 (d)	208
Brazil (BRL) (2%)
590,000	Anheuser-Busch InBev Worldwide Inc., 9.75%, 11/17/15	327
337,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	382

		709

Canada (CAD) (2%)
350,000	Canadian Government Bond, 2.00%, 12/1/14	356
130,000	Canadian Government Bond, 3.75%, 6/1/19	149
240,000	Canadian Government Bond, 5.00%, 6/1/37	360

		865

Canada (EUR) (0%)
125,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	174
Colombia (COP) (1%)
600,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	383
Finland (EUR) (1%)
180,000	Finland Government Bond, 2.62%, 7/4/42	235
170,000	Finland Government Bond, 2.75%, 7/4/28	228

		463

France (CAD) (1%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	324
France (EUR) (4%)
250,000	AXA SA, 5.25%, 4/16/40	260
120,000	Banque PSA Finance SA, 3.50%, 1/17/14	145
100,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	135
960,000	France Government Bond OAT, 4.25%, 4/25/19	1,395
55,000	French Treasury Note BTAN, 2.00%, 9/25/13	69

		2,004

France (USD) (0%)
150,000	Pernod-Ricard SA 144A, 4.45%, 1/15/22 (a)	163
Germany (EUR) (4%)
450,000	Bundesobligation, 1.75%, 10/9/15	585
650,000	Bundesobligation, 2.25%, 4/11/14	832
150,000	Bundesrepublik Deutschland, 4.75%, 7/4/34	275
40,000	Bundesrepublik Deutschland, 4.75%, 7/4/40	77
120,000	RWE AG, 4.62%, 9/28/49	146

		1,915

Indonesia (IDR) (0%)
1,500,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (a)	211
Ireland (EUR) (1%)
250,000	Ardagh Glass Finance PLC, 8.75%, 2/1/20 (b)	304
150,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (b)	201

		505

Italy (EUR) (2%)
100,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	90
800,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 2/1/20	913

		1,003

Japan (JPY) (8%)
60,000,000	Japan Government Ten Year Bond, 1.30%, 12/20/19	814
50,000,000	Japan Government Ten Year Bond, 1.40%, 3/20/20	683
35,000,000	Japan Government Ten Year Bond, 1.50%, 12/20/17	478
40,000,000	Japan Government Ten Year Bond, 1.80%, 9/20/16	547
15,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	209
60,000,000	Japan Government Twenty Year Bond, 1.90%, 12/20/28	823

		3,554

Luxembourg (EUR) (1%)
196,000	Telecom Italia Finance SA, 6.875%, 1/24/13	247
Netherlands (EUR) (3%)
310,000	Netherlands Government Bond, 3.25%, 7/15/21	438
350,000	Netherlands Government Bond, 3.75%, 7/15/14	463
200,000	UPC Holding BV, 8.00%, 11/1/16 (b)	256

		1,157

Russian Federation (RUB) (1%)
10,000,000	Russian Foreign Bond - Eurobond, 7.85%, 3/10/18 (b) (d)	334

Sweden (SEK) (3%)
8,000,000	Sweden Government Bond, 3.00%, 7/12/16 (d)	1,268
Switzerland (EUR) (0%)
170,000	UBS AG Jersey, 4.50%, 9/16/19	208
United Kingdom (EUR) (2%)
200,000	BAA Funding Ltd., 4.60%, 9/30/14 (b)	263
170,000	Barclays Bank PLC, 4.00%, 1/12/21 (b)	241
125,000	Experian Finance PLC, 4.75%, 2/4/20	184
100,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	152
115,000	Lloyds TSB Bank PLC, 6.50%, 3/24/20	134
150,000	Standard Chartered Bank, 5.875%, 9/26/17	205

		1,179

United Kingdom (GBP) (7%)
110,000	Aviva PLC, 6.12%, 11/14/36	141
75,000	Barclays Bank PLC, 6.75%, 1/16/23	112
121,000	ENW Capital Finance PLC, 6.75%, 6/20/15	212
110,000	HSBC Bank PLC, 5.375%, 11/4/30	169
100,000	InterContinental Hotels Group PLC, 6.00%, 12/9/16	178
100,000	Next PLC, 5.37%, 10/26/21	177
100,000	Standard Chartered Bank, 6.00%, 1/25/18	156
160,000	United Kingdom Gilt, 4.25%, 12/7/49	321
260,000	United Kingdom Gilt, 4.25%, 3/7/36	516
450,000	United Kingdom Gilt, 4.75%, 3/7/20	894
100,000	Virgin Media Secured Finance PLC, 5.50%, 1/15/21	168

		3,044

United Kingdom (USD) (1%)
95,000	Lloyds TSB Bank PLC, 4.20%, 3/28/2017	99
190,000	Royal Bank of Scotland PLC, 3.25%, 1/11/14	193

		292

United States (EUR) (1%)
200,000	Reynolds Group Issuer Inc., 7.75%, 10/15/16	257
United States (USD) (25%)
115,000	Altria Group Inc., 4.75%, 5/5/21	135
140,000	American International Group Inc., 4.87%, 6/1/22	149
100,000	Amgen Inc., 3.87%, 11/15/21	109
100,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	103
100,000	Bank of America Corp., 3.70%, 9/1/15	104
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	233
80,000	Boston Properties LP, 3.85%, 2/1/23	84
90,000	CBS Corp., 5.75%, 4/15/20	109
145,000	Chubb Corp., 6.37%, 3/29/67	152
315,000	Citigroup Inc., 6.01%, 1/15/15	342
185,000	Coventry Health Care Inc., 5.45%, 6/15/21	211
200,000	Digital Realty Trust LP, 5.87%, 2/1/20	227
150,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 2.40%, 3/15/17	154
152,000	Dow Chemical Co., 9.40%, 5/15/39	252
420,000	FNMA 4.50%, 30YR TBA (c)	454
145,000	General Electric Capital Corp., 5.875%, 1/14/38	177
65,000	General Electric Capital Corp., 6.37%, 11/15/67	69
62,816	Greenpoint Mortgage Funding Trust, 0.52%, 6/25/45	21
215,000	Health Care REIT Inc., 4.95%, 1/15/21	236
30,149	Indymac Index Mortgage Loan Trust, 2.83%, 10/25/34	24
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	121
80,000	Kraft Foods Inc., 6.50%, 2/9/40	110
80,000	Merrill Lynch & Co. Inc., 6.11%, 1/29/37	81
130,000	Merrill Lynch & Co. Inc., 6.875%, 4/25/18	150
115,000	MetLife Inc., 10.75%, 8/1/39	167
45,000	MetLife Inc., 6.40%, 12/15/36	47
95,000	NBCUniversal Media LLC, 4.375%, 4/1/21	108
155,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	163
152,000	Prudential Financial Inc., 7.375%, 6/15/19	189
185,000	Ryder System Inc., 3.50%, 6/1/17	196
105,000	Safeway Inc., 7.25%, 2/1/31	109
150,000	Sempra Energy, 9.80%, 2/15/19	212
110,000	State Street Corp., 4.95%, 3/15/18	119
149,868	Structured Adjustable Rate Mortgage Loan Trust, 2.84%, 10/25/34	129
261,289	Thornburg Mortgage Securities Trust, 0.98%, 9/25/44	245
205,000	Time Warner Inc., 4.00%, 1/15/22	226
650,000	U.S. Treasury Note, 0.12%, 8/31/13	650
450,000	U.S. Treasury Note, 0.37%, 6/30/13	451
550,000	U.S. Treasury Note, 0.75%, 12/15/13	554
170,000	U.S. Treasury Note, 0.87%, 1/31/17 (e)	173
1,300,000	U.S. Treasury Note, 0.87%, 12/31/16	1,321
130,000	U.S. Treasury Note, 3.12%, 5/15/21	150

500,000	U.S. Treasury Note, 4.375%, 11/15/39	688
300,000	U.S. Treasury Note, 5.25%, 2/15/29 (e)	431
140,000	U.S. Treasury Note, 5.375%, 2/15/31	208
162,000	Verizon Communications Inc., 8.75%, 11/1/18	226
195,000	Vornado Realty LP, 4.25%, 4/1/15	207
80,000	Wachovia Corp., 5.50%, 8/1/35	91
210,000	Wachovia Corp., 5.625%, 10/15/16	240
240,000	WellPoint Inc., 2.37%, 2/15/17	246
120,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	124
75,000	Yum! Brands Inc., 6.87%, 11/15/37	105

		11,582

Total Bonds (Cost-$31,581)		32,235

Investment Company (Cost-$12,930) (28%)
1,035,273	Payden Cash Reserves Money Market Fund *	1,035
417,301	Payden Emerging Markets Bond Fund Institutional Class *	6,226
176,983	Payden Emerging Markets Local Bond Fund Investor Class *	1,780
527,700	Payden High Income Fund Investor Class *	3,794

		12,835

Total (Cost-$44,511) (98%)		45,070
Other Assets, net of Liabilities (2%)		1,090

Net Assets (100%)		$46,160

*	Affiliated investments

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security purchased on a delayed delivery basis.
(d)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $1,724 and the total market value of the collateral held by the Fund is $1,784. Amounts in 000s.
(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
9/24/2012	Australian Dollar (Buy 328)	Royal Bank of Scotland	$12
10/24/2012	Brazilian Real (Sell 795)	HSBC Securities	1
9/24/2012	British Pound (Sell 95)	HSBC Securities	1
8/23/2012	Canadian Dollar (Buy 331)	RBC Capital	6
9/24/2012	Canadian Dollar (Buy 127)	Royal Bank of Scotland	2
9/18/2012	Euro (Sell 1,490)	Royal Bank of Scotland	46
8/29/2012	Indonesian Rupiah (Sell 2,060,000)	Bank of America	—
9/24/2012	Japanese Yen (Buy 62,900)	Barclays	8
10/22/2012	Singapore Dollar (Buy 1,103)	State Street	14

			$90

Liabilities:
8/9/2012	Australian Dollar (Sell 328)	Royal Bank of Scotland	$(11)
8/9/2012	British Pound (Sell 2,286)	HSBC Securities	(40)
8/9/2012	Canadian Dollar (Sell 1,366)	Royal Bank of Scotland	(21)
8/9/2012	Euro (Sell 9,429)	State Street/RBC Capital/Citigroup	(12)
8/20/2012	Euro (Sell 1,872)	Barclays	(14)
9/18/2012	Euro (Sell 206)	Royal Bank of Scotland	(2)
9/24/2012	Euro (Buy 1,359)	RBC Capital	(51)
8/9/2012	Japanese Yen (Sell 341,700)	Barclays	(78)
9/27/2012	Russian Ruble (Sell 11,060)	HSBC Securities	(10)
8/9/2012	Swedish Krona (Sell 8,885)	Royal Bank of Scotland	(44)
8/9/2012	Swiss Franc (Sell 272)	Royal Bank of Scotland	—
9/24/2012	Swiss Franc (Buy 272)	Royal Bank of Scotland	(9)

			$(292)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
1	Canadian 10 Year Bond Future	Sep-12	$139	$1
9	Euro Bund Future	Sep-12	534	8
6	Euro-Schatz Future	Sep-12	820	1
1	Japan 10 Year Bond Future	Sep-12	1,844	5
5	Long Gilt Future	Sep-12	(573)	(10)
15	U.S. Treasury 5 Year Note Future	Sep-12	(1,123)	(9)
27	U.S. Treasury 10 Year Note Future	Sep-12	(3,636)	(57)
12	U.S. Treasury 20 Year Note Future	Sep-12	(1,812)	(12)
8	U.S. Ultra Long Bond Future	Sep-12	—	13

				$(60)

Payden Emerging Markets Bond Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (95%)
Argentina (USD) (3%)
4,190,000	City of Buenos Aires Argentina 144A, 9.95%, 3/1/17 (a)	$3,436
6,730,000	Provincia de Cordoba, 12.37%, 8/17/17 (b)	4,745
22,490,000	Republic of Argentina, 2.50%, 12/31/38	7,365
3,000,000	Republic of Argentina, 7.00%, 10/3/15	2,573
3,488,790	Republic of Argentina, 8.28%, 12/31/33	2,337
13,680,000	Republic of Argentina, 8.75%, 6/2/17	12,380

		32,836

Belarus (USD) (1%)
9,280,000	Republic of Belarus, 8.75%, 8/3/15	9,141
Bermuda (USD) (0%)
500,000	CBQ Finance Ltd., 7.50%, 11/18/19 (b)	596
Brazil (BRL) (2%)
13,750,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	6,873
770,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	873
5,137,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/50	6,817
4,800,000	Credit Suisse Nassau 144A, 6.00%, 5/19/15 (a)	5,444

		20,007

Brazil (USD) (7%)
4,140,000	Banco do Brasil SA/Cayman 144A, 6.00%, 1/22/20 (a) (c)	4,844
4,765,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	4,908
4,590,000	Embraer SA, 5.15%, 6/15/22	4,808
4,600,000	Fibria Overseas Finance Ltd. 144A, 6.75%, 3/3/21 (a)	4,853
4,710,000	Hypermarcas SA 144A, 6.50%, 4/20/21 (a) (c)	4,686
4,760,000	Itau Unibanco Holding SA 144A, 6.20%, 12/21/21 (a)	5,069
900,000	Minerva Luxembourg SA 144A, 12.25%, 2/10/22 (a)	961
3,630,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (a)	3,757
5,370,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (a)	4,759
4,290,000	Petrobras International Finance Co., 5.37%, 1/27/21	4,821
8,015,000	Republic of Brazil, 7.125%, 1/20/37	12,383
4,470,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (a)	4,822
5,530,000	Vale Overseas Ltd., 8.25%, 1/17/34	7,343
5,250,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	5,197

		73,211

Chile (USD) (2%)
6,970,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	7,388
2,130,000	Empresa Nacional del Petroleo 144A, 4.75%, 12/6/21 (a)	2,283
2,120,000	Empresa Nacional del Petroleo, 5.25%, 8/10/20 (b)	2,343
2,680,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (a)	2,839

		14,853

Colombia (COP) (1%)
7,381,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	4,715
Colombia (USD) (6%)
8,710,000	BanColombia SA, 6.12%, 7/26/20	9,407
7,490,000	Ecopetrol SA, 7.625%, 7/23/19 (c)	9,737
4,110,000	Pacific Rubiales Energy Corp. 144A, 7.25%, 12/12/21 (a) (c)	4,644
10,620,000	Republic of Colombia, 7.375%, 3/18/19	14,178
7,560,000	Republic of Colombia, 7.375%, 9/18/37	11,869
4,450,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	4,676

		54,511

Croatia (USD) (1%)
3,585,000	Croatia Government International Bond, 6.37%, 3/24/21 (b)	3,679
1,290,000	Croatia Government International Bond, 6.75%, 11/5/19 (b)	1,361

		5,040

Dominican Republic (USD) (2%)
6,750,000	AES Andres Dominicana / Itabo Dominicana 144A, 9.50%, 11/12/20 (a)	7,113
10,850,000	Dominican Republic International Bond 144A, 7.50%, 5/6/21 (a)	11,892

		19,005

El Salvador (USD) (1%)
6,230,000	Republic of El Salvador, 7.37%, 12/1/19 (b)	7,034
4,460,000	Republic of El Salvador, 7.65%, 6/15/35 (b)	4,839

		11,873

Georgia (USD) (2%)
4,680,000	JSC Georgian Railway 144A, 7.75%, 7/11/22 (a) (c)	4,931
8,640,000	Republic of Georgia 144A, 6.87%, 4/12/21 (a)	9,526

		14,457

Ghana (USD) (1%)
12,520,000	Republic of Ghana, 8.50%, 10/4/17 (b)	14,085
Guatemala (USD) (0%)
2,830,000	Republic of Guatemala 144A, 5.75%, 6/6/22 (a)	3,065
Hong Kong (USD) (0%)
2,580,000	Pacnet Ltd. 144A, 9.25%, 11/9/15 (a)	2,535
Hungary (USD) (2%)
6,500,000	Republic of Hungary, 6.25%, 1/29/20	6,679

9,310,000	Republic of Hungary, 6.37%, 3/29/21	9,543
2,240,000	Republic of Hungary, 7.62%, 3/29/41	2,358

		18,580

India (USD) (1%)
6,770,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (a)	6,381
Indonesia (USD) (7%)
4,510,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a) (c)	4,572
11,525,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (a)	14,262
3,760,000	Majapahit Holding BV, 7.87%, 6/29/37 (b) (c)	4,860
11,060,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	12,055
4,490,000	Pertamina Persero PT 144A, 6.00%, 5/3/42 (a)	4,832
930,000	Perusahaan Listrik Negara PT, 5.50%, 11/22/21 (b)	1,009
6,500,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (a)	7,361
6,030,000	Republic of Indonesia, 5.87%, 3/13/20 (b)	7,221
6,150,000	Republic of Indonesia, 8.50%, 10/12/35 (b)	9,625

		65,797

Kazakhstan (USD) (5%)
11,360,000	Development Bank of Kazakhstan JSC 144A, 5.50%, 12/20/15 (a)	12,008
10,660,000	Kazakhstan Temir Zholy Finance BV 144A, 6.37%, 10/6/20 (a)	11,926
3,520,000	Kazakhstan Temir Zholy Finance BV 144A, 6.95%, 7/10/42 (a)	3,892
12,010,000	KazMunayGas National Co. 144A, 11.75%, 1/23/15 (a)	14,608
4,010,000	KazMunayGas National Co., 7.00%, 5/5/20 (b)	4,732

		47,166

Lithuania (USD) (1%)
4,120,000	Republic of Lithuania, 6.12%, 3/9/21 (b)	4,733
Mexico (MXN) (2%)
126,710,000	Mexican Bonos, 8.50%, 11/18/38	12,093
82,790,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	6,761

		18,854

Mexico (USD) (6%)
5,110,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (a)	4,778
5,550,000	Grupo Televisa SAB, 6.625%, 3/18/25	7,127
490,000	Mexico Government International Bond, 3.625%, 3/15/22	541
9,890,000	Mexico Government International Bond, 6.75%, 9/27/34	14,390
8,350,000	Pemex Project Funding Master Trust, 6.625%, 6/15/35	10,750
2,560,000	Petroleos Mexicanos 144A, 5.50%, 6/27/44 (a)	2,861
8,150,000	Petroleos Mexicanos, 5.50%, 1/21/21	9,535
4,380,000	Sigma Alimentos SA 144A, 5.62%, 4/14/18 (a)	4,774

		54,756

Mongolia (USD) (1%)
4,680,000	Mongolian Mining Corp. 144A, 8.87%, 3/29/17 (a) (c)	4,738
Nigeria (NGN) (1%)
1,280,000,000	Standard Chartered Bank 144A, 0.00%, 2/7/13 (a)	7,371
170,000,000	Standard Chartered Bank Hong Kong Ltd. 144A, 0.00%, 2/11/13 (a)	979
90,000,000	Standard Chartered Bank, 0.00%, 5/9/13	503
180,000,000	Standard Chartered Bank, 0.00%, 5/9/13	1,005

		9,858

Panama (USD) (1%)
3,440,000	Republic of Panama, 6.70%, 1/26/36	4,888
5,610,000	Republic of Panama, 9.375%, 4/1/29	9,509

		14,397

Peru (USD) (6%)
4,550,000	AJE Group 144A, 6.50%, 5/14/22 (a) (c)	4,743
4,530,000	Banco de Credito del Peru 144A, 6.12%, 4/24/27 (a)	4,915
2,320,000	Corp Azucarera del Peru SA 144A, 6.37%, 8/2/22 (a)	2,299
4,570,000	Corp Pesquera Inca SAC 144A, 9.00%, 2/10/17 (a)	4,958
1,870,000	Corp Pesquera Inca SAC, 9.00%, 2/10/17 (b)	2,029
4,270,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (a)	4,686
14,820,000	Republic of Peru, 6.55%, 3/14/37 (c)	21,771
3,640,000	Republic of Peru, 7.35%, 7/21/25	5,333
2,720,000	Republic of Peru, 8.75%, 11/21/33	4,740

		55,474

Philippines (USD) (6%)
13,370,000	Republic of Philippines, 6.375%, 10/23/34	18,217
4,480,000	Republic of Philippines, 6.50%, 1/20/20	5,706
13,847,000	Republic of Philippines, 7.75% 1/14/31	20,857
11,130,000	Republic of Philippines, 8.375%, 6/17/19	15,304

		60,084

Poland (USD) (0%)
4,200,000	Republic of Poland, 5.00%, 3/23/22	4,830
Qatar (USD) (1%)
5,690,000	Commercial Bank of Qatar Finance Ltd. 144A, 7.50%, 11/18/19 (a)	6,784
3,820,000	State of Qatar 144A, 5.75%, 1/20/42 (a) (c)	4,937

		11,721

Romania (USD) (2%)
18,000,000	Romanian Government International Bond 144A, 6.75%, 2/7/22 (a)	19,102
Russian Federation (RUB) (2%)
503,750,000	ING Americas Issuance BV, 7.54%, 4/14/21	15,499
Russian Federation (USD) (6%)
4,510,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	4,668

3,850,000	Gazprom OAO Via Gaz Capital SA, 7.288%, 8/16/37 (b) (c)	4,851
3,870,000	Georgian Oil & Gas Corp. 144A, 6.875%, 5/16/17 (a)	3,814
7,210,000	Russian Agricultural Bank OJSC Via RSHB Capital SA 144A, 6.00%, 6/3/21 (a)	7,279
6,200,000	Russian Foreign Bond - Eurobond 144A, 5.62%, 4/4/42 (a)	7,363
7,548,042	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30 (b)	9,388
6,430,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	7,057
8,460,000	Vnesheconombank Via VEB Finance PLC, 6.90%, 7/9/20 (b)	9,634
4,450,000	VTB Bank OJSC Via VTB Capital SA 144A, 6.00%, 4/12/17 (a)	4,650

		58,704

Senegal (USD) (0%)
2,940,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	3,289
Serbia (USD) (0%)
3,595,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	3,667
South Africa (USD) (1%)
3,740,000	Eskom Holdings Ltd. 144A, 5.75%, 1/26/21 (a)	4,165
7,860,000	Republic of South Africa, 5.50%, 3/9/20	9,393

		13,558

Sri Lanka (USD) (3%)
5,585,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	5,780
11,840,000	Republic of Sri Lanka 144A, 6.25%, 10/4/20 (a) (c)	12,373
8,310,000	Sri Lanka Government International Bond 144A, 5.87%, 7/25/22 (a)	8,440

		26,593

Turkey (USD) (4%)
4,280,000	Export Credit Bank of Turkey 144A, 5.87%, 4/24/19 (a)	4,644
4,230,000	Republic of Turkey, 6.0%, 1/14/41	4,902
3,900,000	Republic of Turkey, 6.25%, 9/26/22	4,665
3,800,000	Republic of Turkey, 6.87%, 3/17/36	4,864
7,850,000	Republic of Turkey, 7.00%, 6/5/20	9,675
3,540,000	Republic of Turkey, 7.375%, 2/5/25	4,646
3,830,000	Republic of Turkey, 7.50%, 11/7/19	4,768
3,340,000	Republic of Turkey, 8.00%, 2/14/34	4,743

		42,907

Ukraine (USD) (1%)
4,960,000	Metinvest BV 144A, 8.75%, 2/14/18 (a)	4,625
9,610,000	Ukraine Government International Bond, 6.75%, 11/14/17 (b)	8,671

		13,296

United Arab Emirates (USD) (0%)
4,000,000	Abu Dhabi National Energy Co. 144A, 5.87%, 12/13/21 (a)	4,675
Uruguay (USD) (1%)
7,156,000	Republic of Uruguay, 8.00%, 11/18/22	10,484
1,400,046	Uruguay Government International Bond, 7.62%, 3/21/36	2,170

		12,654

Uruguay (UYU) (1%)
85,010,266	Republic of Uruguay, 4.25%, 4/5/27	4,425
98,852,250	Republic of Uruguay, 5.00%, 9/14/18	5,141

		9,566

Venezuela (USD) (5%)
1,900,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	1,665
7,350,000	Republic of Venezuela, 5.75%, 2/26/16 (b)	6,505
23,980,000	Republic of Venezuela, 6.00%, 12/9/20 (b)	16,846
3,360,000	Republic of Venezuela, 7.00%, 3/31/38 (b)	2,258
12,160,000	Republic of Venezuela, 7.65%, 4/21/25	8,743
12,860,000	Republic of Venezuela, 8.25%, 10/13/24 (b)	9,645
4,865,000	Republic of Venezuela, 9.25%, 9/15/27	4,045

		49,707

Total Bonds (Cost-$881,168)		930,516

Investment Company (Cost-$39,349) (4%)
39,349,020	Payden Cash Reserves Money Market Fund *	39,349

Total (Cost-$920,517) (99%)		969,865
Other Assets, net of Liabilities (1%)		8,228

Net Assets (100%)		$978,093

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $25,011 and the total market value of the collateral held by the Fund is $25,765. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/24/2012	Brazilian Real (Sell 26,137)	HSBC Securities	$20
9/18/2012	Euro (Sell 27,631)	Royal Bank of Scotland	780
7/30/2012	Mexican New Peso (Sell 4,877)	Credit Suisse	—
10/29/2012	Mexican New Peso (Buy 121,760)	Royal Bank of Scotland	92
8/2/2012	Nigerian Naira (Buy 163,072)	Standard Chart	4
7/31/2012	Russian Ruble (Buy 20,211)	ING	2
10/22/2012	Singapore Dollar (Buy 11,821)	State Street	151

			$1,049

Liabilities:
10/25/2012	Colombian Peso (Sell 8,587,000)	Barclays	$(27)
9/18/2012	Euro (Sell 3,921)	Royal Bank of Scotland	(33)
8/29/2012	Philippine Peso (Buy 391,890)	Bank of America	(16)
9/27/2012	Russian Ruble (Sell 510,750)	HSBC Securities	(271)

			$(347)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)

18	U.S. Treasury 10 Year Note Future	Sep-12	$2,424	$37
67	U.S. Ultra Long Bond Future	Sep-12	11,558	314

				$351

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	6.21%	MXIBTIIE	Jun-22	MXN	48,000	$172
Barclays	8.00%	BZDIOVRA	Jan-14	BRL	36,721	37
Barclays	8.97%	BZDIOVRA	Jan-15	BRL	61,300	474
Barclays	9.34%	BZDIOVRA	Jan-14	BRL	79,570	892
Credit Suisse	6.35%	MXIBTIIE	Apr-22	MXN	45,000	200
UBS Warburg	7.96%	BZDIOVRA	Jan-14	BRL	60,540	45
UBS Warburg	8.00%	BZDIOVRA	Jan-14	BRL	39,593	40

						$1,860

BZDIOVRA		Brazil Cetip Interbank Deposit Rate
MXIBTIIE		Mexico Interbank TIIE 28 Day
KLIB3M		Klilbor Interbank Offered Rate Fixing 3 Month

Payden Emerging Markets Local Bond Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Argentina (USD) (0%)
640,000	City of Buenos Aires Argentina 144A, 9.95%, 3/1/17 (a)	$525
Brazil (BRL) (8%)
790,000	Barclays Bank PLC, 10.00%, 2/22/13	397
1,160,000	Barclays Bank PLC, 10.00%, 2/22/13	580
2,000,000	Barclays Bank PLC, 10.00%, 3/8/13	1,009
2,000,000	Barclays Bank PLC, 10.00%, 3/8/13	1,000
1,170,000	Barclays Bank PLC, 6.00%, 2/22/13	1,327
900,000	Brasil Telecom SA 144A, 9.75%, 9/15/16 (a)	459
340,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/15	171
1,150,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	580
900,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	450
400,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/20	478
788,000	Brazil Notas do Tesouro Nacional, 6.00%, 8/15/50	1,046
990,000	Itau Unibanco Holding SA 144A, 10.50%, 11/23/15 (a)	530
1,530,000	Republic of Brazil, 8.50%, 1/5/24	853

		8,880

Brazil (USD) (1%)
600,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (a) (c)	531
490,000	TAM Capital 3 Inc. 144A, 8.37%, 6/3/21 (a)	528
530,000	Virgolino de Oliveira Finance Ltd. 144A, 10.50%, 1/28/18 (a)	525

		1,584

Chile (CLP) (0%)
97,000,000	Republic of Chile, 5.50%, 8/5/20	222
Chile (USD) (0%)
480,000	Automotores Gildemeister SA 144A, 8.25%, 5/24/21 (a)	509
Colombia (COP) (3%)
851,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	544
892,000,000	Empresas Publicas de Medellin ESP 144A, 8.37%, 2/1/21 (a)	560
1,147,000,000	Republic of Colombia, 7.75%, 4/14/21	809
1,301,000,000	Republic of Colombia, 9.85%, 6/28/27	1,134

		3,047

Colombia (USD) (1%)
570,000	Transportadora de Gas Internacional SA ESP 144A, 5.70%, 3/20/22 (a)	599
Dominican Republic (USD) (0%)
480,000	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (b)	506
Georgia (USD) (1%)
570,000	JSC Georgian Railway 144A, 7.75%, 7/11/22 (a)	600
Hungary (HUF) (2%)
302,710,000	Hungary Government Bond, 6.75%, 11/24/17	1,296
236,100,000	Hungary Government Bond, 7.50%, 11/12/20 (c)	1,046

		2,342

Indonesia (IDR) (8%)
15,500,000,000	Deutsche Bank AG London 144A, 8.25%, 7/19/21 (a)	1,935
7,200,000,000	Deutsche Bank AG/London, 8.37%, 9/17/26	917
1,500,000,000	JPMorgan Chase Bank NA 144A, 8.37%, 9/17/26 (a)	191
12,800,000,000	JPMorgan Chase Bank NA 144A, 9.50%, 7/17/31 (a)	1,799
9,620,000,000	JPMorgan Chase Bank NA, 10.00%, 7/18/17	1,219
10,200,000,000	Standard Chartered Bank 144A, 7.37%, 9/15/16 (a)	1,157
11,400,000,000	Standard Chartered Bank 144A, 8.37%, 9/17/26 (a)	1,451
3,150,000,000	Standard Chartered PLC, 8.37%, 9/17/26	401

		9,070

Indonesia (USD) (0%)
420,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a) (c)	426
Malaysia (MYR) (5%)
10,850,000	Malaysia Government Bond, 3.31%, 10/31/17	3,496
4,000,000	Malaysia Government Bond, 4.16%, 7/15/21	1,356
2,360,000	Malaysia Government Bond, 4.39%, 4/15/26	823

		5,675

Mexico (MXN) (12%)
15,800,000	Mexican Bonos, 10.00%, 11/20/36	1,721
20,670,000	Mexican Bonos, 10.00%, 12/5/24	2,211
28,250,000	Mexican Bonos, 6.00%, 6/18/15	2,207
15,270,000	Mexican Bonos, 6.25%, 6/16/16	1,213
12,690,000	Mexican Bonos, 7.50%, 6/3/27	1,125
15,820,000	Mexican Bonos, 8.00%, 6/11/20	1,424
11,770,000	Mexican Bonos, 8.50%, 11/18/38	1,123
17,778,956	Mexican Udibonos, 5.00%, 6/16/16	1,573
10,740,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	877

		13,474

Mongolia (USD) (1%)
560,000	Mongolian Mining Corp. 144A, 8.87%, 3/29/17 (a) (c)	567
Negeria (NGN) (2%)
280,000,000	Standard Chartered Bank 144A, 0.00%, 2/7/13 (a)	1,612

Peru (PEN) (2%)
2,050,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	937
2,290,000	Republic of Peru 144A, 7.84%, 8/12/20 (a)	1,054
1,170,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	584

		2,575

Peru (USD) (1%)
520,000	AJE Group 144A, 6.50%, 5/14/22 (a)	542
490,000	Corp Pesquera Inca SAC 144A, 9.00%, 2/10/17 (a)	532
480,000	Intercorp Retail Trust 144A, 8.87%, 11/14/18 (a)	527

		1,601

Philippines (PHP) (1%)
22,000,000	Republic of Philippines, 4.95%, 1/15/21	569
10,000,000	Republic of Philippines, 6.25%, 1/14/36	273

		842

Poland (PLN) (9%)
3,230,000	Poland Government Bond, 5.00%, 4/25/16	993
3,370,000	Poland Government Bond, 5.25%, 10/25/17	1,050
10,290,000	Poland Government Bond, 5.25%, 10/25/20	3,194
3,330,000	Poland Government Bond, 5.50%, 10/25/19	1,057
3,170,000	Poland Government Bond, 5.50%, 4/25/15	982
2,600,000	Poland Government Bond, 5.75%, 4/25/14	800
4,880,000	Poland Government Bond, 5.75%, 9/23/22	1,562

		9,638

Russian Federation (RUB) (8%)
78,500,000	Citigroup Funding Inc., 6.90%, 8/5/16	2,374
29,000,000	Citigroup Funding Inc., 6.90%, 8/5/16	877
52,000,000	Deutsche Bank AG London 144A, 7.60%, 4/17/21 (a)	1,600
53,430,000	ING Americas Issuance BV, 7.54%, 4/14/21	1,644
30,000,000	JPMorgan Chase Bank NA 144A, 7.60%, 4/16/21 (a)	923
18,600,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.70%, 3/17/16	600
30,000,000	Russian Foreign Bond - Eurobond, 7.85%, 3/10/18 (b) (c)	1,001

		9,019

Russian Federation (USD) (1%)
510,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC 144A, 7.75%, 4/28/21 (a)	528
530,000	Georgian Oil & Gas Corp. 144A, 6.875%, 5/16/17 (a)	522
480,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.125%, 4/30/18 (b)	527

		1,577

South Africa (ZAR) (10%)
18,320,000	Republic of South Africa, 10.50%, 12/21/26	2,849
7,070,000	Republic of South Africa, 13.50%, 9/15/15	1,055
17,160,000	Republic of South Africa, 6.25%, 3/31/36	1,700
29,340,000	Republic of South Africa, 6.75%, 3/31/21	3,591
12,890,000	Republic of South Africa, 7.25%, 1/15/20	1,637

		10,832

Thailand (THB) (6%)
57,890,000	Thailand Government Bond, 3.65%, 12/17/21	1,878
68,700,000	Thailand Government Bond, 3.87%, 6/13/19	2,268
61,000,000	Thailand Government Bond, 5.12%, 3/13/18	2,117

		6,263

Turkey (TRY) (10%)
1,530,000	Turkey Government Bond, 0.00%, 5/15/13	807
3,780,000	Turkey Government Bond, 10.50%, 1/15/20	2,411
3,191,750	Turkey Government Bond, 4.50%, 2/11/15	1,863

2,420,000	Turkey Government Bond, 8.00%, 10/9/13	1,358
1,890,000	Turkey Government Bond, 8.00%, 6/4/14	1,064
930,000	Turkey Government Bond, 9.00%, 1/27/16	538
4,400,000	Turkey Government Bond, 9.50%, 1/12/22	2,706

		10,747

Uruguay (UYU) (1%)
10,590,843	Republic of Uruguay, 4.25%, 4/5/27	551
10,399,857	Republic of Uruguay, 5.00%, 9/14/18	541

		1,092

Venezuela (USD) (1%)
1,160,000	Republic of Venezuela, 5.75%, 2/26/16 (b)	1,027

Total Bonds (Cost-$105,655)		104,851

Investment Company (Cost-$1,945) (2%)
1,944,606	Payden Cash Reserves Money Market Fund *	1,945

Total (Cost-$107,600) (96%)		106,796
Other Assets, net of Liabilities (4%)		4,161

Net Assets (100%)		$110,957

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $2,705 and the total market value of the collateral held by the Fund is $2,887. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/25/2012	Colombian Peso (Buy 3,210,000)	Barclays	$10
9/18/2012	Euro (Sell 4,901)	Royal Bank of Scotland	138
9/17/2012	Hungarian Forint (Buy 973,600)	Bank of America	216
9/13/2012	Malaysian Ringgit (Buy 16,184)	Barclays	43
7/30/2012	Mexican New Peso (Sell 1,084)	Credit Suisse	—
10/29/2012	Mexican New Peso (Buy 5,300)	Royal Bank of Scotland	9
8/29/2012	Philippine Peso (Sell 10,160)	Bank of America	—
9/17/2012	Polish Zloty (Buy 2,860)	Barclays	41
9/27/2012	Russian Ruble (Buy 11,220)	HSBC Securities	7
10/25/2012	South African Rand (Buy 6,279)	Royal Bank of Scotland	21
9/27/2012	Thai Bat (Buy 55,280)	Barclays	18

			$503

Liabilities:
10/24/2012	Brazilian Real (Buy 4,510)	HSBC Securities	$(3)
9/18/2012	Euro (Sell 536)	Royal Bank of Scotland	(9)
8/29/2012	Indonesian Rupiah (Buy 16,038,000)	Bank of America	(3)
10/25/2012	South African Rand (Sell 6,973)	Royal Bank of Scotland	(8)
9/17/2012	Turkish Lira (Sell 394)	State Street	(6)

			$(29)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)

12	U.S. Ultra Long Bond Future	Sep-12	$2,070	$53

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)		Value (000s)
Barclays	3.34%	KLIB3M	Jan-17	MYR	4,000	$14
Barclays	3.40%	KLIB3M	May-17	MYR	6,700	29
Barclays	6.21%	MXIBTIIE	Jun-22	MYR	5,000	18
Barclays	8.97%	BZDIOVRA	Jan-15	MYR	8,350	65
Barclays	9.34%	BZDIOVRA	Jan-14	MYR	10,250	115
Credit Suisse	6.35%	MXIBTIIE	Apr-22	MYR	6,000	27
UBS Warburg	7.96%	BZDIOVRA	Jan-14	MYR	2,953	2
UBS Warburg	9.37%	BZDIOVRA	Jul-13	BRL	12,419	118

						$388

	BZDIOVRA	Brazil Cetip Interbank Deposit Rate
	KLIB3M	Klilbor Interbank Offered Rate Fixing 3Month
	MXIBTIIE	Mexico Interbank TIIE 28 Day

Payden Value Leaders Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (85%)
Consumer Discretionary (3%)
66,100	Leggett & Platt Inc. (b)	$1,532
28,400	Ltd. Brands Inc.	1,350
18,700	Wynn Resorts Ltd.	1,753

		4,635

Consumer Staple (6%)
113,700	Altria Group Inc. (c)	4,090
16,800	Kimberly-Clark Corp.	1,460
68,800	Reynolds American Inc.	3,183

		8,733

Energy (23%)
50,600	Boardwalk Pipeline Partners LP (b)	1,452
60,700	Buckeye Partners LP	3,299
13,400	Chevron Corp.	1,468
71,500	ConocoPhillips	3,892
21,700	Diamond Offshore Drilling Inc.	1,420
107,200	Enbridge Energy Partners LP	3,200
60,000	Energy Transfer Equity LP	2,576
31,000	Energy Transfer Partners LP	1,420
26,900	Enterprise Products Partners LP	1,426
35,900	Plains All American Pipeline LP	3,159
133,300	Regency Energy Partners LP	3,193
48,000	Targa Resources Partners LP	1,823
32,600	TC Pipelines LP	1,508
48,600	Williams Companies Inc.	1,545
40,600	Williams Partners LP	2,205

		33,586

Financial (2%)
65,900	Federated Investors Inc.	1,325
175,500	Valley National Bancorp (b)	1,632

		2,957

Healthcare (6%)
40,700	Bristol-Myers Squibb Co.	1,449
97,300	Merck & Co. Inc.	4,298
125,700	Pfizer Inc.	3,022

		8,769

Industrial (3%)
31,000	Lockheed Martin Corp.	2,767
41,300	Waste Management Inc.	1,421

		4,188

Material (1%)
42,800	Dow Chemical Co.	1,232
Real Estate Investment Trust (10%)
74,800	BioMed Realty Trust Inc.	1,406
199,700	Duke Realty Corp.	2,888
33,400	HCP Inc.	1,577
67,800	Health Care REIT Inc.	4,219
33,900	Home Properties Inc.	2,224
82,500	Liberty Property Trust	2,994

		15,308

Technology (3%)
42,900	Microchip Technology Inc. (b)	1,432

92,200	Paychex Inc.	3,014

		4,446

Telecommunication (7%)
98,400	AT&T Inc.	3,731
85,200	CenturyLink Inc.	3,539
82,000	Verizon Communications Inc.	3,701

		10,971

Utility (21%)
42,200	Ameren Corp.	1,444
97,100	American Electric Power Co. Inc.	4,102
32,300	Duke Energy Corp.	2,189
20,500	Entergy Corp.	1,490
48,100	Exelon Corp.	1,882
43,100	Integrys Energy Group Inc.	2,609
190,800	Pepco Holdings Inc.	3,808
100,900	PPL Corp.	2,916
108,700	Public Service Enterprise Group Inc.	3,613
60,100	Southern Co.	2,894
80,500	TECO Energy Inc.	1,464
69,900	Westar Energy Inc.	2,136

		30,547

Total Common Stock (Cost-$118,072)		125,372

Exchange Traded Fund (Cost-$522) (0%)
3,900	SPDR S&P 500 ETF Trust	537
Preferred Stock (Cost-$18,944) (14%)
81,700	Alexandria Real Estate Equities Inc.	2,142
132,700	Ares Capital Corp.	3,537
119,700	First Republic Bank	3,177
125,200	Public Storage	3,335
124,600	US Bancorp	3,615
94,130	Vornado Realty Trust	2,556
60,000	DDR Corp. (a)	1,491

		19,853

Investment Company (Cost-$4,211) (3%)
4,210,738	Payden Cash Reserves Money Market Fund *	4,211

Total (Cost-$141,749) (102%)		149,973
Liabilities in excess of Other Assets (-2%)		(2,320)

Net Assets (100%)		$147,653

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Non-income producing security.
(b)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $2,397 and the total market value of the collateral held by the Fund is $2,466. Amounts in 000s.
(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

Payden U.S. Growth Leaders Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (99%)
Consumer Discretionary (16%)
2,500	Amazon.com Inc. (a)	$583
2,700	Bed Bath & Beyond Inc. (a)	165
6,100	Dollar Tree Inc. (a)	307
6,300	Dunkin’ Brands Group Inc.	191
3,800	McDonald’s Corp.	340
2,500	NIKE Inc.	233
4,900	Nordstrom Inc.	265
400	priceline.com Inc. (a)	265
1,700	Wynn Resorts Ltd.	159
6,200	Yum! Brands Inc.	402

		2,910

Consumer Staple (11%)
2,800	Bunge Ltd.	184
4,600	Coca-Cola Co.	372
1,700	Colgate-Palmolive Co.	182
2,200	Costco Wholesale Corp.	212
5,000	PepsiCo Inc.	364
4,800	Philip Morris International Inc.	439
2,900	Wal-Mart Stores Inc.	216

		1,969

Energy (5%)
3,400	ConocoPhillips	185
3,200	Exxon Mobil Corp.	278
14,900	Halliburton Co.	494

		957

Financial (1%)
3,000	American Express Co.	173
Healthcare (9%)
1,200	Biogen Idec Inc. (a)	175
2,400	Celgene Corp. (a)	164
5,500	Conventry Health Care Inc.	183
5,100	Gilead Sciences Inc. (a)	277
2,700	Johnson & Johnson	187
12,800	Pfizer Inc.	308
4,900	Vertex Pharmaceuticals Inc. (a)	238

		1,532

Industrial (13%)
4,100	3M Co.	374
2,200	Boeing Co.	163
1,800	Caterpillar Inc.	152
2,700	Cummins Inc.	259
3,500	Danaher Corp.	185
3,700	Deere & Co.	284
13,100	General Electric Co.	272
1,500	Precision Castparts Corp.	233
2,200	Union Pacific Corp.	270
2,200	United Technologies Corp.	164

		2,356

Material (5%)
6,200	FMC Corp.	339
2,400	Monsanto Co.	205
3,700	Newmont Mining Corp.	165
1,700	Praxair Inc.	176

		885

Real Estate Investment Trust (1%)
2,800	American Tower Corp.	202
Technology (33%)
1,700	Apple Inc.	1,038
1,400	Baidu Inc. (a)	169
4,200	Cognizant Technology Solutions Corp. (a)	238
14,000	Dell Inc.	166
6,500	EMC Corp.	170
1,000	Google Inc. (a)	633
16,500	Intel Corp.	424
3,000	International Business Machines Corp.	588
3,000	Intuit Inc.	174
21,500	JDS Uniphase Corp. (a)	212
700	MasterCard Inc.	306
19,200	Mircosoft Corp.	566
12,200	Oracle Corp.	368
4,800	QUALCOMM Inc.	286
1,700	VMware Inc. (a)	154
5,900	Western Digital Corp. (a)	235
11,800	Yahoo! Inc. (a)	187

		5,914

Telecommunication (4%)
7,300	AT&T Inc.	277
2,900	Crown Castle International Corp. (a)	179
6,200	Verizon Communications Inc.	280

		736

Utility (1%)
4,400	ONEOK Inc.	196

Total Common Stock (Cost-$15,751)		17,830

Investment Company (Cost-$166) (1%)
165,722	Payden Cash Reserves Money Market Fund *	166

Total (Cost-$15,917) (100%)		17,996
Liabilities in excess of Other Assets (-0%)		(9)

Net Assets (100%)		$17,987

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Non-income producing security.

Payden Global Equity Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (50%)
Foreign Government (20%)
50,000,000	Japan Treasury Discount Bill, 0.00%, 8/27/2012 JPY (a)	$640
70,000,000	Japan Treasury Discount Bill, 0.00%, 9/18/2012 JPY (a)	896

		1,536

U.S. Government Agency (7%)
500,000	FHLB Disc Note, 0.10%, 9/5/12 (c)	500
U.S. Treasury (23%)
500,000	U.S. Treasury Bill, 0.08%, 10/4/12 (c)	500
1,250,000	U.S. Treasury Bill, 0.10%, 10/18/12 (b) (c)	1,250

		1,750

Total Bonds (Cost-$3,752)		3,786

Exchange Traded Fund (Cost-$2,086) (30%)
3,700	DnB OBX NOK (a)	24
13,500	iShares Dow Jones Select Dividend Index Fund	774
2,300	iShares MSCI Canada Index Fund	60
4,600	iShares MSCI Hong Kong Index Fund	77
6,300	iShares MSCI Japan Index Fund	57
4,700	iShares MSCI South Korea Index Fund	261
9,700	iShares MSCI Switzerland Index Fund	226
18,100	Vanguard MSCI Emerging Markets ETF	724

		2,203

Investment Company (Cost-1,529) (20%)
1,529,249	Payden Cash Reserves Money Market Fund *	1,529

Total (Cost-$7,367) (100%)		7,518
Liabilities in excess of Other Assets (-0%)		(8)

Net Assets (100%)		$7,510

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Principle in foreign currency.
(b)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
(c)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
10/24/2012	Australian Dollar (Buy 231)	Bank of America	$6
10/24/2012	British Pound (Buy 406)	Credit Suisse	2
10/24/2012	Canadian Dollar (Buy 266)	Bank of America	5
10/24/2012	Danish Krone (Buy 195)	JP Morgan	1
10/24/2012	Euro (Buy 282)	HSBC Securities	4
10/24/2012	Hong Kong Dollar (Buy 24)	Credit Suisse	—
10/24/2012	Malaysian Ringgit (Buy 58)	HSBC Securities	—
10/24/2012	Mexican New Peso (Buy 391)	Royal Bank of Scotland	—
10/24/2012	New Taiwan Dollar (Buy 3,471)	Bank of America	—
10/24/2012	Norwegian Krone (Buy 6)	JP Morgan	—
10/24/2012	Singapore Dollar (Buy 62)	Royal Bank of Scotland	—
10/24/2012	Swedish Krona (Buy 573)	JP Morgan	2
10/24/2012	Swiss Franc (Buy 8)	Royal Bank of Scotland	—

			$20

Liabilities:
10/24/2012	Brazilian Real (Buy 117)	HSBC Securities	$(1)
10/24/2012	Japanese Yen (Sell 77,597)	Royal Bank of Scotland	(5)
10/24/2012	South Korean Won (Sell 250,697)	Royal Bank of Scotland	(2)

			$(8)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (000s)

1	Australian SPI 200 Index Future	Sep-12	$111	$3
2	Canadian TSE 60 Index Future	Sep-12	265	5
1	DAX Index Future	Sep-12	209	6
7	FTSE 100 Index Future	Sep-12	615	20
1	MSCI Singapore IX ETS Future	Aug-12	56	—
5	Russell 2000 MINI Future	Sep-12	392	12
43	S&P 500 EMINI Future	Sep-12	2,955	115
7	Topix Index Future	Sep-12	658	20

				$181

Metzler/Payden European Emerging Markets Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Common Stock (98%)
Consumer Discretionary (5%)
70,000	Migros Ticaret AS	$748
134,000	NFI Empik Media & Fashion SA	408
650,000	Olympic Entertainment Group AS	1,113
60,000	Silvano Fashion Group AS	253
81,279	Tallinna Kaubamaja AS	566
200,000	Turk Hava Yollari	383

		3,471

Consumer Staple (3%)
4,832,000	Albalact SA (a)	162
26,000	AmRest Holdings SE (a)	585
15,000	Eurocash SA	176
800	LPP SA	814
22,000	X5 Retail Group NV (a) (b)	432

		2,169

Energy (32%)
90,000	Eurasian Natural Resources Corp. PLC	554
545,000	Gazprom OAO	5,044
89,216	LUKOIL, LUK GR, EUR, Frankfurt	5,041
29,000	MOL Hungarian Oil and Gas PLC	2,105
18,500	NovaTek OAO (b)	2,092
190,200	Polski Koncern Naftowy Orlen SA (a)	2,043
440,900	Rosneft Oil Co. (b)	2,654
310,000	Surgutneftegas OJSC	2,601
40,000	Tatneft	1,506

		23,640

Financial (28%)
2,207,576	Banca Transilvania	593
49,000	Bank Pekao SA	2,055
228,100	BRD-Groupe Societe Generale	520
5,482,000	Dafora SA (a)	56
84,000	Erste Group Bank AG	1,524
120,000	Halyk Savings Bank of Kazakhstan JSC (b)	672
450,000	Immoeast AG rights (a) (c)	0
120,000	Kazkommertsbank JSC (a) (b)	310
13,000	Komercni Banka AS	2,210
140,000	OTP Bank PLC	2,166
340,437	Powszechna Kasa Oszczednosci Bank Polski SA	3,320
26,000	Powszechny Zaklad Ubezpieczen SA	2,762
500,000	Sberbank of Russia	1,405
140,000	Sberbank of Russia	1,558
330,000	UniCredit SpA	1,125
190,000	VTB Bank OJSC (b)	621

		20,897

Industrial (6%)
2,572,100	Compa-Sibiu (c)	303
680,000	Impexmetal SA	710
285,000	LSR Group (b)	1,274
135,000	New World Resources PLC	624
55,000	Ramirent OYJ	424
241,048	Steppe Cement Ltd. (a)	102
1,002,721	Tallink Group AS (a)	790

		4,227

Material (14%)
140,000	Evraz PLC	521
21,000	Grupa Kety SA	762
70,000	Kazakhmys PLC	773
55,000	KGHM Polska Miedz SA	2,091
95,000	Mechel	616

155,000	MMC Norilsk Nickel OJSC	2,395
29,000	Novopipetsk Steel OJSC (b)	483
200,000	Petropavlovsk PLC	1,332
105,000	Polymetal International PLC	1,434

		10,407

Technology (1%)
3,200,000	Condmag SA (a)	87
70,215	M Video OJSC (c)	580

		667

Telecommunication (5%)
180,000	Agora SA	438
800,000	Dogan Yayin Holding AS (a)	308
225,000	Magyar Telekom Telecommunications PLC	419
80,000	Sistema JSFC (b)	1,659
295,000	TVN SA	662

		3,486

Utility (4%)
37,000	CEZ AS	1,245
285,000	PGE SA	1,591

		2,836

Total Common Stock (Cost-$82,090)		71,800

Investment Company (Cost-$662) (1%)
661,897	Payden Cash Reserves Money Market Fund *	662

Total (Cost-$82,752) (99%)		72,462
Other Assets, net of Liabilities (1%)		577

Net Assets (100%)		$73,039

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Non-income producing security.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security appraised at fair value under procedures established by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/2/2012	Euro (Buy 282)	BNY Mellon	$1
7/31/2012	Hungarian Forint (Buy 85,782)	BNY Mellon	4
8/2/2012	Polish Zloty (Buy 465)	BNY Mellon	2

			$7

Liabilities:
7/31/2012	British Pound (Buy 123)	BNY Mellon	$(1)
8/2/2012	British Pound (Buy 176)	BNY Mellon	(1)
7/31/2012	Czech Koruna (Buy 10,456)	BNY Mellon	—
8/2/2012	Czech Koruna (Sell 2,097)	BNY Mellon	—
8/1/2012	Euro (Buy 615)	BNY Mellon	(4)
8/2/2012	Euro (Sell 63)	BNY Mellon	—
7/31/2012	Polish Zloty (Sell 1,526)	BNY Mellon	(9)
8/1/2012	Polish Zloty (Sell 2,223)	BNY Mellon	(7)
8/2/2012	Polish Zloty (Sell 971)	BNY Mellon	(4)
7/31/2012	Romanian Leu (Sell 9)	BNY Mellon	—
8/1/2012	Romanian Leu (Sell 11)	BNY Mellon	—
8/2/2012	Romanian Leu (Sell 56)	BNY Mellon	—

			$(26)

Payden/Kravitz Cash Balance Plan Fund

Schedule of Investments - July 31, 2012 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (151%)
Asset Backed (2%)
505,561	Bear Stearns Asset Backed Securities Trust, 0.84%, 8/25/34	$457
1,190,000	Capital One Multi-Asset Execution Trust, 5.05%, 2/15/16	1,228
541,329	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (a)	595
400,000	Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	405
60,342	Residential Asset Mortgage Products Inc., 4.62%, 3/25/33	60
213,323	Terwin Mortgage Trust 144A, 0.62%, 1/25/35 (a)	205

		2,950

Corporate (62%)
340,000	Abbott Laboratories, 5.30%, 5/27/40	455
600,000	Abu Dhabi National Energy Co. 144A, 4.12%, 3/13/17 (a)	641
145,000	Alliance One International Inc., 10.00%, 7/15/16	148
600,000	Ally Financial Inc. 4.62%, 6/26/15	619
400,000	Ally Financial Inc., 7.50%, 12/31/13	431
530,000	American International Group Inc., 3.00%, 3/20/15	540
515,000	Amgen Inc., 2.12%, 5/15/17	531
150,000	Amsted Industries Inc. 144A, 8.12%, 3/15/18 (a)	160
285,000	Apria Healthcare Group Inc., 12.375%, 11/1/14 (g)	280
420,000	ARAMARK Corp., 8.50%, 2/1/15	431
340,000	Arch Coal Inc., 8.75%, 8/1/16 (g)	334
520,000	Aristotle Holding Inc. 144A, 2.75%, 11/21/14 (a)	536
100,000	B&G Foods Inc., 7.62%, 1/15/18	109
510,000	Banco Bradesco SA/Cayman Islands 144A, 2.56%, 5/16/14 (a)	510
390,000	Banco do Brasil SA/Cayman 144A, 4.50%, 1/22/15 (a)	414
625,000	Bank of Ceylon 144A, 6.87%, 5/3/17 (a)	647
700,000	Bank of Georgia JSC 144A, 7.75%, 7/5/17 (a)	693
300,000	Basic Energy Services Inc., 7.125%, 4/15/16 (g)	296
515,000	Bat International Finance PLC 144A, 2.12%, 6/7/17 (a)	524
390,000	Bausch & Lomb Inc., 9.875%, 11/1/15	409
530,000	Berau Coal Energy Tbk PT 144A, 7.25%, 3/13/17 (a) (g)	537
410,000	Berry Plastics Corp., 8.25%, 11/15/15	436
675,000	Best Buy Co. Inc., 3.75%, 3/15/16 (g)	653
900,000	BHP Billiton Finance USA Ltd., 1.62%, 2/24/17	919
590,000	BlackRock Inc., 1.37%, 6/1/15	600
300,000	Boyd Gaming Corp., 6.75%, 4/15/14	301
1,070,000	Brasil Telecom SA 144A, 5.75%, 2/10/22 (a)	1,102
480,000	BRE Properties Inc., 5.50%, 3/15/17	542
535,000	Broadcom Corp., 2.37%, 11/1/15	556
284,000	Bumble Bee Acquisition Corp. 144A, 9.00%, 12/15/17 (a)	287
145,000	Cablevision Systems Corp., 8.625%, 9/15/17	166
300,000	Calpine Corp. 144A, 7.25%, 10/15/17 (a)	326
335,000	Capital One Financial Corp., 3.15%, 7/15/16	351
405,000	Caterpillar Financial Services Corp., 1.62%, 6/1/17 (g)	413
250,000	Cemex SAB de CV 144A, 9.00%, 1/11/18 (a)	234
300,000	Central Garden & Pet Co., 8.25%, 3/1/18	309
810,000	Chevron Corp., 4.95%, 3/3/19	988
505,000	Chubb Corp., 6.37%, 3/29/67	530
150,000	Cincinnati Bell Inc., 8.75%, 3/15/18	147
750,000	Citigroup Inc., 5.62%, 8/27/12	752
140,000	Commercial Bank of Qatar Finance Ltd. 144A, 5.00%, 11/18/14 (a)	149
360,000	Commonwealth Bank of Australia 144A, 1.20%, 3/17/14 (a)	361
300,000	CONSOL Energy Inc., 8.00%, 4/1/17	319
370,000	Constellation Brands Inc., 7.25%, 9/1/16	425
665,000	Corn Products International Inc., 3.20%, 11/1/15	697
300,000	Cott Beverages Inc., 8.37%, 11/15/17	329
400,000	Cricket Communications Inc., 7.75%, 5/15/16	426
340,000	Crown Castle International Corp., 9.00%, 1/15/15	373
600,000	CVS Caremark Corp., 5.75%, 6/1/17	718
300,000	Dean Foods Co., 7.00%, 6/1/16 (g)	311
330,000	Denbury Resources Inc., 9.75%, 3/1/16	361
510,000	Development Bank of Kazakhstan JSC 144A, 5.50%, 12/20/15 (a)	539
500,000	Digital Realty Trust LP, 4.50%, 7/15/15	530
570,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 2.40%, 3/15/17	586
415,000	DISH DBS Corp., 6.625%,10/1/14	449
550,000	Dollar General Corp., 4.12%, 7/15/17	573
375,000	Eastman Chemical Co., 2.40%, 6/1/17	386
400,000	Easton-Bell Sports Inc., 9.75%, 12/1/16	438
400,000	ERAC USA Finance LLC 144A, 2.25%, 1/10/14 (a)	404
195,000	ERAC USA Finance LLC 144A, 2.75%, 3/15/17 (a)	200
315,000	Exelon Corp., 4.90%, 6/15/15	345
300,000	First Data Corp., 9.875%, 9/24/15	306
350,000	FMG Resources August 2006 Pty. Ltd. 144A, 7.00%, 11/1/15 (a) (g)	361
300,000	Ford Motor Credit Co. LLC, 4.25%, 2/3/17	313

275,000	Forest Oil Corp., 8.50%, 2/15/14	289
530,000	Freeport-McMoRan Copper & Gold Inc., 2.15%, 3/1/17	534
6,000	Frontier Communications Corp., 8.25%, 5/1/14	7
890,000	General Electric Capital Corp., 2.30%, 4/27/17	911
450,000	General Electric Capital Corp., 6.37%, 11/15/67	475
300,000	GenOn Energy Inc., 7.62%, 6/15/14	321
490,000	Goldman Sachs Group Inc., 1.46%, 2/7/14	485
890,000	Google Inc., 3.62%, 5/19/21	1,011
300,000	Hanesbrands Inc., 8.00%, 12/15/16	335
780,000	Harley-Davidson Financial Services Inc. 144A, 2.70%, 3/15/17 (a)	796
505,000	Health Care REIT Inc., 4.70%, 9/15/17	545
540,000	HSBC USA Inc., 2.37%, 2/13/15	552
430,000	Icahn Enterprises LP, 7.75%, 1/15/16	454
145,000	Ingles Markets Inc., 8.875%, 5/15/17	159
450,000	International Lease Finance Corp., 5.65%, 6/1/14	468
400,000	Inversiones CMPC SA 144A, 4.75%, 1/19/18 (a)	424
150,000	Jarden Corp., 7.50%, 5/1/17	170
535,000	Johnson & Johnson, 4.85%, 5/15/41	701
730,000	JPMorgan Chase & Co., 3.70%, 1/20/15	770
200,000	KB Home, 5.75%, 2/1/14	207
415,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	444
700,000	Korea Gas Corp. 144A, 2.25%, 7/25/17 (a)	695
1,055,000	Kraft Foods Group Inc. 144A, 2.25%, 6/5/17 (a)	1,090
300,000	Kroger Co., 2.20%, 1/15/17	305
435,000	Kroger Co., 3.90%, 10/1/15	471
515,000	Legg Mason Inc. 144A, 5.50%, 5/21/19 (a)	548
460,000	Lennar Corp., 5.60%, 5/31/15	486
315,000	Lockheed Martin Corp., 2.12%, 9/15/16	328
550,000	Lotte Shopping Co. Ltd. 144A, 3.37%, 5/9/17 (a)	567
520,000	Macquarie Bank Ltd. 144A, 3.45%, 7/27/15 (a)	525
330,000	Masco Corp., 6.125%, 10/3/16	355
215,000	MassMutual Global Funding 144A, 0.97%, 9/27/13 (a)	216
495,000	McDonald’s Corp., 1.87%, 5/29/19	506
415,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	429
700,000	Merrill Lynch & Co. Inc., 6.15%, 4/25/13	722
270,000	MetLife Institutional Funding 144A, 1.36%, 4/4/14 (a)	272
955,000	Microsoft Corp., 5.30%, 2/8/41	1,312
550,000	Mongolian Mining Corp. 144A, 8.87%, 3/29/17 (a)	557
600,000	Morgan Stanley, 5.30%, 3/1/13	613
515,000	Murphy Oil Corp., 4.00%, 6/1/22	539
350,000	National Bank of Canada, 1.50%, 6/26/15	356
160,000	NOVA Chemicals Corp., 8.375%, 11/1/16	179
560,000	OGX Petroleo e Gas Participacoes SA 144A, 8.50%, 6/1/18 (a)	496
360,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	408
420,000	Packaging Dynamics Corp. 144A, 8.75%, 2/1/16 (a)	446
145,000	Penn National Gaming Inc., 8.75%, 8/15/19	161
480,000	Penske Truck Leasing Co. 144A, 3.12%, 5/11/15 (a)	485
320,000	Penske Truck Leasing Co. 144A, 3.75%, 5/11/17 (a)	325
200,000	Petrobras International Finance Co., 2.87%, 2/6/15	205
545,000	Phillips 66 144A, 2.95%, 5/1/17 (a)	572
485,000	Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	515
610,000	PNC Funding Corp., 3.30%, 3/8/22	644
300,000	President and Fellows of Harvard College 144A, 6.50%, 1/15/39 (a)	463
330,000	Procter & Gamble Co, 5.55%, 3/5/37	459
260,000	Revlon Consumer Products Corp., 9.75%, 11/15/15	279
250,000	Rock-Tenn Co. 144A, 4.45%, 3/1/19 (a)	264
200,000	Rock-Tenn Co. 144A, 4.90%, 3/1/22 (a)	213
290,000	Ryder System Inc., 3.50%, 6/1/17	307
380,000	SandRidge Energy Inc., 9.87%, 5/15/16	420
570,000	Schlumberger Investment SA 144A, 1.25%, 8/1/17 (a)	571
395,000	Seagate Technology HDD Holdings, 6.80%, 10/1/16	441
430,000	Sealy Mattress Co., 8.25%, 6/15/14 (g)	427
520,000	Senior Housing Properties Trust, 4.30%, 1/15/16	534
280,000	Southern Co., 1.95%, 9/1/16	289
420,000	Sprint Nextel Corp., 6.00%, 12/1/16	427
405,000	SPX Corp., 7.625%, 12/15/14	450
645,000	State Bank of India/London 144A, 4.12%, 8/1/17 (a)	643
420,000	SUPERVALU Inc., 7.50%, 11/15/14 (g)	402
315,000	Susser Holdings LLC, 8.50%, 5/15/16	345
410,000	Targa Resources Partners LP, 8.25%, 7/1/16	429
1,000,000	Temasek Financial I Ltd. 144A, 2.37%, 1/23/23 (a)	1,004
415,000	Tesoro Corp., 6.625%, 11/1/15	425
315,000	Teva Pharmaceutical Finance III BV, 0.97%, 3/21/14	316
290,000	Time Warner Inc., 3.15%, 7/15/15	308
600,000	Toyota Motor Credit Corp., 1.75%, 5/22/17	619
420,000	Toys R US - Delaware Inc. 144A, 7.37%, 9/1/16 (a)	423
290,000	Union Bank NA, 2.12%, 12/16/13	296
905,000	United Parcel Service Inc., 3.12%, 1/15/21	986
150,000	United States Steel Corp., 7.37%, 4/1/20 (g)	149

395,000	United Technologies Corp., 1.80%, 6/1/17	411
700,000	University of Notre Dame du Lac, 3.72%, 3/1/43	699
550,000	US Bancorp, 1.65%, 5/15/17	562
620,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	662
405,000	WellPoint Inc., 2.37%, 2/15/17	416
165,000	WM Wrigley Jr. Co. 144A, 3.70%, 6/30/14 (a)	171
290,000	WMG Acquisition Corp., 9.50%, 6/15/16	320
680,000	Woolworths Ltd. 144A, 2.55%, 9/22/15 (a)	707
720,000	WPX Energy Inc., 5.25%, 1/15/17	742
16,000	Yankee Candle Co. Inc., 8.50%, 2/15/15	16

		70,737

Foreign Government (6%)
2,000,000	Chile Government International Bond, 3.25%, 9/14/21	2,165
9,900,000	Mexican Bonos, 7.25%, 12/15/16 MXN (e)	817
470,000	Republic of Ghana, 8.50%, 10/4/17 (f)	529
900,000	Republic of Indonesia, 7.50%, 1/15/16 (f)	1,058
900,000	Republic of Philippines, 8.00%, 1/15/16	1,083
800,000	Russian Foreign Bond - Eurobond 144A, 3.25%, 4/4/17 (a)	830
480,000	State of Qatar 144A, 3.12%, 1/20/17 (a)	505

		6,987

Mortgage Backed (21%)
1,007,333	Adjustable Rate Mortgage Trust, 4.24%, 3/25/37	561
425,942	Banc of America Mortgage Securities Inc., 2.75%, 10/20/32	433
1,314,158	FHLMC Multifamily Structured Pass Through Certificate, 1.89%, 12/25/20	1,365
5,363,294	FHR 4065 IO, 4.00%, 6/15/32	1,200
400,000	FN 468531 ARM, 0.59%, 7/1/16	407
1,053,131	FN 725424, 5.50%, 4/1/34	1,164
4,100,000	FNMA 3.50%, 30YR TBA (c)	4,351
1,249,849	GN 734089 30YR, 4.00%, 12/15/40	1,386
500,000	Granite Master Issuer PLC, 1.10%, 12/17/54	368
785,849	Harborview Mortgage Loan Trust, 2.85%, 1/19/35	639
656,195	JP Morgan Mortgage Trust, 6.00%, 6/25/37	560
399,086	JP Morgan Mortgage Trust, 6.00%, 7/25/36	355
187,823	Long Beach Mortgage Loan Trust, 5.89%, 8/25/33	108
347,301	MLCC Mortgage Investors Inc., 2.33%, 2/25/36	316
533,245	Morgan Stanley Mortgage Loan Trust, 2.99%, 1/25/35	411
302,034	Morgan Stanley Mortgage Loan Trust, 5.50%, 11/25/35	306
875,228	MortgageIT Trust, 0.61%, 12/25/34	810
747,299	Prime Mortgage Trust, 5.00%, 10/25/35	689
415,854	Residential Asset Mortgage Products Inc., 6.50%, 4/25/34	416
436,456	S2 Hospitality LLC 144A, 4.50%, 4/15/25 (a)	439
970,473	Sequoia Mortgage Trust, 3.50%, 4/25/42	1,020
782,556	Structured Adjustable Rate Mortgage Loan Trust, 2.79%, 8/25/34	700
69,281	Structured Adjustable Rate Mortgage Loan Trust, 2.87%, 8/25/34	65
510,996	Structured Asset Mortgage Investments Inc., 0.94%, 1/19/34	454
252,543	Structured Asset Mortgage Investments Inc., 2.14%, 10/19/34	168
569,123	Structured Asset Mortgage Investments Inc., 2.33%, 5/25/36	319
392,615	Structured Asset Mortgage Investments Inc., 2.48%, 10/19/34	338
251,612	Structured Asset Mortgage Investments Inc., 3.92%, 7/25/32	255
3,099,233	Vendee Mortgage Trust IO, 3.75%, 12/15/33	430
244,733	Vericrest Opportunity Loan Transferee 144A, 4.21%, 3/25/49 (a)	246
400,000	Vericrest Opportunity Loan Transferee 144A, 8.11%, 3/25/49 (a)	402
503,809	WaMu Mortgage Pass Through Certificates, 2.51%, 9/25/36	353
1,331,471	WaMu Mortgage Pass Through Certificates, 2.55%, 10/25/36	968
504,906	WaMu Mortgage Pass Through Certificates, 2.61%, 7/25/37	337
665,864	WaMu Mortgage Pass Through Certificates, 5.26%, 9/25/36	492
824,223	WaMu Mortgage Pass Through Certificates, 5.75%, 10/25/36	624
610,899	Wells Fargo Mortgage Backed Securities Trust, 2.61%, 6/25/35	226

		23,681

Municipal (2%)
1,000,000	Missouri State Health & Educational Facilities Authority, 3.53%, 2/15/33	1,011
575,000	Utah Transit Authority, 5.93%, 6/15/39	787
270,000	Virginia State, 3.05%, 6/1/20	290

		2,088

NCUA Guaranteed (2%)
329,744	NCUA Guaranteed Notes, 0.61%, 11/6/17	330
529,124	NCUA Guaranteed Notes, 0.80%, 12/8/20	533
945,584	NCUA Guaranteed Notes, 2.65%, 10/29/20	991

		1,854

U.S. Treasury (56%)
7,700,000	U.S. Treasury Bill, 0.13%, 1/17/13 (d) (h)	7,695
56,800,000	U.S. Treasury Note, 0.25%, 4/30/14	56,833

		64,528

Total Bonds (Cost-$169,410)		172,825

Exchange Traded Fund (Cost-$542) (1%)
17,300	Alerian MLP ETF (g)	285
8,700	United States Oil Fund LP (b) (g)	284

		569

Purchased Call Option (Cost-$133) (0%)
490	CBOE SPX Volatility Index, 25.00, 08/22/12	39
15	S&P 500 Index, 1450.00, 12/22/12	40
530	U.S. Natural Gas Fund, 20.00, 1/19/13	0

		79

Purchased Put Option (Cost-$173) (0%)
225	ECU Spot Option, 120, 09/22/12	21
320	iShares 20 Year Treasury Bond, 129.00 09/22/12	98
120	U.S. 30 Year Bond Future, 141.00, 08/24/12	0

		119

Investment Company (Cost-$2,595) (2%)
2,595,431	Payden Cash Reserves Money Market Fund *	2,595

Total (Cost-$172,853) (154%)		176,187
Liabilities in excess of Other Assets (-54%)		(61,519)

Net Assets (100%)		$114,668

*	Affiliated investment

All of the securities, except the Payden Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Non-income producing security.
(c)	Security purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.
(e)	Principle in foreign currency.
(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g)	All or a portion of these securities are on loan. At July 31, 2012, the total market value of the Fund’s securities on loan is $3,780 and the total market value of the collateral held by the Fund is $4,479. Amounts in 000s.
(h)	All or a portion of the security is pledged as collateral to cover open futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)
Assets:
8/23/2012	Canadian Dollar (Buy 549)	RBC Capital	$10
9/18/2012	Euro (Sell 2,455)	Royal Bank of Scotland	76
10/22/2012	Singapore Dollar (Buy 1,759)	State Street	23

			$109

Liabilities:
10/24/2012	Brazilian Real (Buy 1,164)	HSBC Securities	$(1)
9/18/2012	Euro (Sell 323)	Royal Bank of Scotland	(2)

			$(3)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)

107	Euro-Schatz Future	Sep-12	$(14,620)	$(10)
15	E-mini Financial Select Sector Future	Sep-12	548	24
12	E-mini Consumer Discretionary Select Sector Future	Sep-12	(523)	(6)

				$8

Open Credit Default Swap Contracts

Reference Obligations	Fund Pays	Counterparty	Expiration Date	Notional Principal (000s)		Value (000s)
Federal Republic of Germany, 6%, Jun-16	0.25%	RBS	Sep-16		$2,000	$25
U.S. Treasury, 0.375%, Jun-13	0.25%	RBS	Sep-16	EUR	1,000	8

						$33

Open Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Deutsche Bank	3M LIBOR	0.55%	May-14	$28,000	$10
Deutsche Bank	3M LIBOR	0.65%	May-14	28,000	(57)

					$(47)

Open Total Return Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)
Barclays Bank PLC	4.00%	1M LIBOR	Jan-41	$2,318	$4

Call Option Written

Number of Contracts	Contract Type	Expiration Date	Current Value (000s)	Unrealized Depreciation (000s)
245	CBOE SPX Volatility Index, 25.00, 9/19/12	Sep-12	$(49)	$(10)

Notes to Financial Statements

1.	Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which a Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Investment Transactions

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Notes to Financial Statements continued

Forward Currency Contracts

The Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract. The Funds and counterparties have agreed to exchange interest payments based on a notional principal amount.

The Funds may enter into credit default swap agreements. The counterparty to the agreement agrees to receive/pay the Fund an annuity premium which is based on a notional principal amount of a specific security/index. The annuity premium is paid/received by the Fund until a credit event (e.g. grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) occurs or until the agreement matures. If a credit event occurs, the Fund will receive/pay the notional amount at par and pay/receive the defaulted security or cash equivalent.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date, or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Written option activity for the Value Leaders Fund was as follows:

Written Options	Number of Contracts	Premiums

Options outstanding at October 31, 2011	—	$—
Options written	275	12,994
Options expired	(275)	(12,994)
Options exercised
Options closed

Options outstanding at January 31, 2012	—	$—

Written option activity for the Global Equity Fund was as follows:
Written Options	Number of Contracts	Premiums

Options outstanding at October 31, 2011	—	$—
Options written	10	1,978
Options expired	(10)	(1,978)
Options exercised
Options closed

Options outstanding at January 31, 2012	—	$—

Written option activity for the Cash Balance Plan Fund was as follows:
Written Options	Number of Contracts	Premiums

Options outstanding at October 31, 2011	—	$—
Options written	55,465	585,357
Options expired	(370)	(12,950)
Options exercised
Options closed	(54,850)	(615,904)

Options outstanding at January 31, 2012	245	$(43,497)

Derivatives and Hedging

The following tables show the Fund’s exposure to different types of market risk as it relates to derivative investments.

During the period ended July 31, 2012 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Payden Limited Maturity	4%	0%	0%	0%
Payden Low Duration Bond	4%	0%	2%	0%
Payden U.S. Government	0%	0%	5%	0%
Payden Core Bond	4%	0%	10%	0%
Payden Corporate Bond	2%	0%	7%	0%
Payden Global Low Duration Bond	16%	0%	6%	0%
Payden Global Fixed Income	46%	0%	31%	0%
Payden Emerging Markets Bond	5%	0%	12%	0%
Payden Emerging Markets Local Bond	16%	0%	21%	0%
Payden Value Leaders	0%	0%	3%	0%
Payden Global Equity	6%	0%	73%	0%
Payden/Kravitz Cash Balance Plan	2%	4%	27%	0%

Notes to Financial Statements continued

TBA Sale Commitment

Funds entered into TBA sale commitments, within dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market, Tax Exempt Bond and California Municipal Income Funds) invests in other Funds of the P&R Group (an “affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the affiliated Funds for the period is disclosed in the statements of operations. The table below details the transactions of each Fund in affiliated Funds.

Fund	Value October 31, 2011	Purchases	Sales	Dividends	Value July 31, 2012

Investments in Cash Reserves Money Market Fund
Limited Maturity	$9,861,436	$468,762,638	$476,845,651	$367	$1,778,423
Low Duration	34,867,496	976,327,412	986,166,613	772	25,028,295
U.S. Government	1,830,974	642,256,694	637,209,950	516	6,877,718
GNMA	30,813,678	8,586,390,183	8,587,619,906	6,910	29,583,955
Core Bond	36,787,714	1,448,189,898	1,479,138,203	1,151	5,839,409
Corporate Bond	564,036	86,027,397	84,897,579	68	1,693,854
High Income	240,483,093	9,118,291,894	9,316,771,192	7,260	42,003,795
Global Low Duration Bond	4,562,398	112,001,226	116,207,694	90	355,930
Global Fixed Income	2,834,992	194,489,404	196,289,123	151	1,035,273
Emerging Markets Bond	47,281,098	5,433,041,003	5,440,973,081	4,367	39,349,020
Emerging Markets Local Bond	—	693,080,423	691,135,817	609	1,944,606
Value Leaders	21,126,467	409,365,553	426,281,282	326	4,210,738
U.S Growth Leaders	1,006,835	37,223,797	38,064,910	29	165,722
Global Equity	1,678,669	275,358,742	275,508,162	223	1,529,249
MP European Emerging Markets	331,756	452,461,903	452,131,762	366	661,897
P/K Cash Balance Plan Fund	6,178,917	288,793,333	292,376,819	227	2,595,431

Investments in High Income Fund
Core Bond	$22,424,212	$1,317,507	$—	$1,319,253	$24,224,521
Corporate Bond	810,345	—	—	45,977	826,437
Global Fixed Income	9,209,831	—	5,431,611	321,922	3,794,164

Investments in Emerging Markets Bond Fund
Core Bond	$20,748,962	$1,094,433	$—	$1,003,936	$22,621,732
Emerging Market Local Bond	—	1,000,000	1,000,000	15,734	—
Global Fixed Income	—	6,223,781	—	29,461	6,226,131

Investments in Emerging Markets Local Bond Fund
Core Bond	$—	$15,000,000	$—	$547,500	$15,090,000
Global Fixed Income	—	1,830,000	—	44,246	1,780,445

3.	Related Party Transactions

Payden & Rygel, Metzler/Payden and Payden/Kravitz (the “Advisers”) provide investment advisory services to the Funds. Under the terms of the investment advisory agreement, each is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees Based on Assets
	Between 0—500 Million	Between 0.5—1 Billion	Between 1—2 Billion	Over 2 Billion	Expense Guarantee	Current Voluntary Expense Limit
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.55%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	n/a
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	n/a
Global Equity	0.95%	0.95%	0.95%	0.95%	1.50%	n/a
M/P European Emerging Markets	0.75%	0.75%	0.75%	0.75%	1.50%	n/a
P/K Cash Balance Plan	1.10%	1.10%	1.10%	1.10%	1.25%	n/a

The Advisers agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses, including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2013 (exclusive of interest and taxes).

Each Fund remains liable to its respective Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of reimbursement).

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds the U.S. Government, GNMA, Core Bond, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Value Leaders, and Payden/Kravitz Cash Balance Plan Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors’ receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and 0.50% for the Retirement class. Payden & Rygel Distributors is not entitled to receive any fees from the Investor class of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

Notes to Financial Statements continued

4.	Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments (Fixed income-Asset Backed, Commercial Paper, Corporate, Government, Mortgage Backed, Municipal and U.S. Government Agency, Equity-Common Stocks, Exchange Traded Funds and Investment Company).

Table 1.

The following is a summary of the inputs used as of July 31, 2012 in valuing the fund’s investments and other financial instruments (a more detailed classification of fund assets may be found in the fund’s Statement of Investments):

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Payden Cash Reserves Money Market
Repurchase Agreement			$255,000				$255,000
U.S. Government			115,648				115,648
U.S. Governnment Agency			184,469				184,469
Investment Company	$23,017						23,017
Payden Limited Maturity
Asset Backed			39,129				39,129
Commercial Paper			1,998				1,998
Corporate			108,908				108,908
Foreign Government			1,580				1,580
Mortgage Backed			22,339				22,339
Municipal			5,452				5,452
U.S. Government			36,902				36,902
Investment Company	1,778						1,778
Payden Low Duration Bond
Asset Backed			35,084				35,084
Corporate			359,271				359,271
Foreign Government			15,365				15,365
Mortgage Backed			95,005				95,005
Municipal			4,369				4,369
U.S. Government			58,130				58,130
Investment Company	25,028						25,028
Payden U.S. Government
Mortgage Backed			70,947				70,947
U.S. Government			15,050				15,050
Investment Company	6,878						6,878
Payden GNMA
Mortgage Backed			1,282,559				1,282,559
U.S. Government			55,476				55,476
U.S. Government Agency			41,999				41,999
Investment Company	29,584						29,584
Payden Core Bond
Asset Backed			4,561				4,561
Corporate			315,696				315,696
Foreign Government			7,096				7,096
Mortgage Backed			207,998				207,998
Municipal			1,999				1,999
Preferred Stock	1,951						1,951
U.S. Government			58,634				58,634
Investment Company	67,776						67,776
Payden Corporate Bond
Corporate			35,248				35,248
Preferred Stock	1,201						1,201
U.S. Government			1,600				1,600
Investment Company	2,520						2,520
Payden High Income
Corporate			1,050,361				1,050,361
Investment Company	42,004						42,004
Payden Tax Exempt Bond
Municipal			12,183				12,183
Investment Company	337						337
Payden California Municipal Income
Municipal			47,649				47,649
Investment Company	620						620
Payden Global Low Duration Bond
Asset Backed			3,977				3,977
Corporate			40,380				40,380
Foreign Government			2,030				2,030
Mortgage Backed			13,801				13,801
U.S. Government			4,176				4,176
Investment Company	356						356
Payden Global Fixed Income
Corporate			12,790				12,790
Foreign Government			13,946				13,946
Mortgage Backed			873				873
U.S. Government			4,626				4,626
Investment Company	12,835						12,835
Payden Emerging Markets Bond
Corporate			366,756				366,756
Foreign Government			563,760				563,760
Investment Company	39,349						39,349
Payden Emerging Markets Local Bond
Corporate			10,940				10,940
Foreign Government			93,911				93,911
Investment Company	1,945						1,945
Payden Value Leaders
Common Stock	125,372						125,372
Exchange Traded Funds	537						537
Preferred Stock	19,853						19,853
Investment Company	4,211						4,211
Payden U.S. Growth Leaders
Common Stock	17,830						17,830
Investment Company	166						166
Payden Global Equity
Exchange Traded Funds	2,203						2,203
Foreign Government			1,536				1,536
U.S. Government			2,250				2,250
Investment Company	1,529						1,529
Metzler/Payden European Emerging Markets
Common Stock	70,917		883				71,800
Investment Company	662						662
Payden/Kravitz Cash Balance Plan
Asset Backed			2,950				2,950
Corporate			70,737				70,737
Exchange Traded Funds	569						569
Foreign Government			6,987				6,987
Mortgage Backed			23,681				23,681
Municipal			2,088				2,088
Option	198						198
U.S. Government			66,382				66,382
Investment Company	2,595						2,595

Table 1a.

	Other Financial Instruments †
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Payden Limited Maturity
Forward currency contracts			$3	$(2)			$1
Payden Low Duration Bond
Forward currency contracts			28	(138)			(110)
Futures		$(134)					(134)
Payden Core Bond
Forward currency contracts			659	(193)			466
Swaps				(3,394)			(3,394)
Payden Corporate Bond
Forward currency contracts				(12)			(12)
Futures	$2						2
Payden Global Low Duration Bond
Forward currency contracts			5	(80)			(75)
Futures	4	(9)					(5)
Payden Global Fixed Income
Forward currency contracts			90	(292)			(202)
Futures	28	(88)					(60)
Payden Emerging Markets Bond
Forward currency contracts			1,049	(347)			702
Futures	351						351
Swaps			1,860				1,860
Payden Emerging Markets Local Bond
Forward currency contracts			503	(29)			474
Futures	53						53
Swaps			388				388
Payden Global Equity
Forward currency contracts			20	(8)			12
Futures	181						181
Metzler/Payden European Emerging Markets
Forward currency contracts			7	(26)			(19)
Payden/Kravitz Cash Balance Plan
Forward currency contracts			109	(3)			106
Futures	24	(16)					8
Options		(10)					(10)
Swaps			47	(57)			(10)

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Notes to Financial Statements continued

5.	Federal Income Taxes (amounts in (000s)

At July 31, 2012 net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	578,134	—	—	—
Limited Maturity	218,150	1,189	1,253	(64)
Low Duration	587,161	10,685	5,594	5,091
U.S. Government	91,786	1,100	11	1,089
GNMA	1,372,372	37,559	313	37,246
Core Bond	636,824	31,101	2,214	28,887
Corporate Bond	37,211	3,428	70	3,358
High Income	1,033,883	69,741	11,259	58,482
Tax Exempt Bond	11,800	720	—	720
California Municipal Income	45,130	3,139	—	3,139
Global Low Duration	64,644	1,099	1,023	76
Global Fixed Income	44,678	1,473	1,081	392
Emerging Markets Bond	921,403	59,387	10,925	48,462
Emerging Markets Local Bond	107,789	2,071	3,064	(993)
Value Leaders	142,212	9,570	1,809	7,761
U.S. Growth Leaders	16,002	2,479	485	1,994
Global Equity	7,431	161	74	87
M/P European Emerging Markets	108,501	2,065	38,104	(36,039)
P/K Cash Balance Plan	172,880	3,706	399	3,307

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
JOAN A. PAYDEN
CHAIRMAN

Date 9/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
JOAN A. PAYDEN
CHAIRMAN

Date 9/26/12

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER

Date 9/26/12